UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2013

Dear Anchor Series Trust Investor:

We are pleased to present our semiannual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2013. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

August 14, 2013

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

See reverse side for additional information.

1

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value No Bank of Credit Union Guarantee

• Not a Deposit Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE June 30, 2013

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2013 and held until June 30, 2013. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Period Ended June 30, 2013” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Period Ended June 30, 2013” column and the “Expense Ratio as of June 30, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended June 30, 2013” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Period Ended June 30, 2013” column and the “Expense Ratio as of June 30, 2013” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Period Ended June 30, 2013” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2013

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2013	Ending Account Value Using Actual Return at June 30, 2013	Expenses Paid During the Six Months Ended June 30, 2013*	Beginning Account Value at January 1, 2013	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2013	Expenses Paid During the Six Months Ended June 30, 2013*	Expense Ratio as of June 30, 2013*
Government and Quality Bond Portfolio
Class 1	$1,000.00	$978.82	$2.94	$1,000.00	$1,021.82	$3.01	0.60%
Class 2	$1,000.00	$978.81	$3.68	$1,000.00	$1,021.08	$3.76	0.75%
Class 3	$1,000.00	$978.09	$4.17	$1,000.00	$1,020.58	$4.26	0.85%
Asset Allocation Portfolio
Class 1	$1,000.00	$1,065.44	$4.10	$1,000.00	$1,020.83	$4.01	0.80%
Class 2	$1,000.00	$1,065.16	$4.86	$1,000.00	$1,020.08	$4.76	0.95%
Class 3	$1,000.00	$1,063.92	$5.37	$1,000.00	$1,019.59	$5.26	1.05%
Growth and Income Portfolio
Class 1	$1,000.00	$1,117.85	$4.94	$1,000.00	$1,020.13	$4.71	0.94%
Growth Portfolio
Class 1	$1,000.00	$1,128.43	$4.12	$1,000.00	$1,020.93	$3.91	0.78%
Class 2	$1,000.00	$1,127.51	$4.91	$1,000.00	$1,020.18	$4.66	0.93%
Class 3	$1,000.00	$1,127.29	$5.43	$1,000.00	$1,019.69	$5.16	1.03%
Capital Appreciation Portfolio
Class 1	$1,000.00	$1,129.00	$4.01	$1,000.00	$1,021.03	$3.81	0.76%
Class 2	$1,000.00	$1,128.25	$4.80	$1,000.00	$1,020.28	$4.56	0.91%
Class 3	$1,000.00	$1,127.74	$5.33	$1,000.00	$1,019.79	$5.06	1.01%
Natural Resources Portfolio
Class 1	$1,000.00	$911.10	$4.03	$1,000.00	$1,020.58	$4.26	0.85%
Class 2	$1,000.00	$910.34	$4.74	$1,000.00	$1,019.84	$5.01	1.00%
Class 3	$1,000.00	$910.31	$5.21	$1,000.00	$1,019.34	$5.51	1.10%
Multi-Asset Portfolio#
Class 1	$1,000.00	$1,065.02	$5.63	$1,000.00	$1,019.34	$5.51	1.10%
Class 3	$1,000.00	$1,063.47	$6.91	$1,000.00	$1,018.10	$6.76	1.35%
Strategic Multi-Asset Portfolio
Class 1	$1,000.00	$1,062.20	$9.20	$1,000.00	$1,015.87	$9.00	1.80%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days in the period divided by 365. These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period Ended June 30, 2013” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Period Ended June 30, 2013” and the “Expense Ratios” would have been lower.

4

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	34.7%
Federal Home Loan Mtg. Corp.	19.0
Government National Mtg. Assoc.	13.0
Federal National Mtg. Assoc.	12.2
Repurchase Agreements	9.2
Diversified Financial Services	5.2
United States Treasury Bonds	4.5
Diversified Banking Institutions	3.0
Municipal Bonds	2.7
Banks-Commercial	1.4
Federal Home Loan Bank	1.1
Sovereign Agency	1.1
Telephone-Integrated	1.0
Schools	1.0
Regional Authority	0.8
Transport-Services	0.8
Oil Companies-Integrated	0.8
Medical-Drugs	0.7
Banks-Super Regional	0.5
Finance-Other Services	0.5
Insurance-Life/Health	0.5
Diversified Manufacturing Operations	0.4
Insurance-Multi-line	0.4
Retail-Discount	0.4
Multimedia	0.4
Electric-Distribution	0.3
Auto-Cars/Light Trucks	0.3
Special Purpose Entities	0.3
Finance-Investment Banker/Broker	0.3
Computers	0.3
Medical Labs & Testing Services	0.3
Computers-Memory Devices	0.3
Sovereign	0.2
Airlines	0.2
Brewery	0.1
Electric-Generation	0.1
Medical-HMO	0.1
Cellular Telecom	0.1
E-Commerce/Products	0.1

118.3%

*	Calculated as a percentage of net assets

Credit Quality †#

Aaa	83.1%
Aa	5.1
A	7.1
Baa	1.7
Not Rated@	3.0

100.0%

@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody's
#	Calculated as a percentage of total debt issues, excluding short-term securities.

5

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.2%
Diversified Financial Services — 4.2%
Ally Master Owner Trust Series 2012-1, Class A2 1.44% due 02/15/2017	$3,000,000	$3,021,930
Ally Master Owner Trust Series 2012-5, Class A 1.54% due 09/15/2019	2,995,000	2,933,405
Ally Master Owner Trust Series 2011-1, Class A2 2.15% due 01/15/2016	2,500,000	2,514,312
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A3 1.23% due 09/08/2016	755,000	757,522
Bear Stearns Commercial Mtg. Securities, Inc. Series 2004-PWR6, Class A6 4.83% due 11/11/2041(1)	5,000,000	5,213,670
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2006-PW11, Class A4 5.61% due 03/11/2039(1)	3,870,000	4,220,347
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class A4 5.39% due 07/15/2044(1)	4,700,000	5,048,721
Commercial Mtg. Pass Through Certs. Series 2012-CR2, Class A4 3.15% due 08/15/2045(1)	1,020,000	975,294
Commercial Mtg. Pass Through Certs. VRS Series 2006-C7, Class A4 5.94% due 06/10/2046(1)	4,500,000	4,946,265
DBUBS Mtg. Trust Series 2011-LC1A, Class A1 3.74% due 11/10/2046*(1)	3,033,867	3,205,930
Ford Credit Floorplan Master Owner Trust Series 2011-2, Class A1 1.32% due 09/15/2015	1,440,000	1,442,627
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A 1.92% due 01/15/2019	2,470,000	2,510,814
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2 1.50% due 01/16/2046*	415,000	409,564
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A3 2.29% due 01/15/2048*	615,000	599,256
Merrill Lynch Mtg. Trust VRS Series 2005-CIP1, Class A4 5.05% due 07/12/2038(1)	4,700,000	5,036,459
Santander Drive Auto Receivables Trust Series 2012-1, Class A3 1.49% due 10/15/2015	2,505,000	2,518,652
Springleaf Mtg. Loan Trust Series 2013-1A, Class M1 2.31% due 06/25/2058*	445,000	445,768

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C20, Class A7 5.12% due 07/15/2042(1)	$4,650,000	$4,966,419

Total Asset Backed Securities (cost $48,642,614)		50,766,955

U.S. CORPORATE BONDS & NOTES — 11.9%
Airlines — 0.2%
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	2,211,666	2,609,766

Auto-Cars/Light Trucks — 0.3%
Daimler Finance North America LLC Company Guar. Notes 2.40% due 04/10/2017*	4,000,000	4,013,920

Banks-Super Regional — 0.5%
US Bancorp Senior Sub. Debentures 7.50% due 06/01/2026	400,000	516,145
Wachovia Corp. Senior Notes 5.75% due 06/15/2017	5,000,000	5,675,520

		6,191,665

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	1,640,000	1,531,101

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	191,362

Computers — 0.3%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	2,465,000	2,286,199
Apple, Inc. Senior Notes 3.85% due 05/04/2043	895,000	794,967

		3,081,166

Computers-Memory Devices — 0.3%
EMC Corp. Senior Notes 1.88% due 06/01/2018	1,000,000	988,503
EMC Corp. Senior Notes 2.65% due 06/01/2020	1,000,000	985,779
EMC Corp. Senior Notes 3.38% due 06/01/2023	1,000,000	981,513

		2,955,795

Diversified Banking Institutions — 2.7%
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,400,000	1,575,680
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	4,000,000	4,807,100

6

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	$5,335,000	$6,063,489
Citigroup, Inc. Senior Notes 6.13% due 05/15/2018	3,000,000	3,434,214
Citigroup, Inc. Senior Notes 8.13% due 07/15/2039	260,000	343,392
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	4,000,000	4,507,360
JPMorgan Chase & Co. Senior Notes 3.70% due 01/20/2015	2,400,000	2,492,741
JPMorgan Chase & Co. Senior Notes 4.95% due 03/25/2020	2,000,000	2,183,892
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,142,360
Morgan Stanley Notes 5.45% due 01/09/2017	5,300,000	5,727,965

		32,278,193

Diversified Financial Services — 1.0%
General Electric Capital Corp. Senior Notes 4.38% due 09/16/2020	6,000,000	6,351,720
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	5,000,000	5,995,125

		12,346,845

E-Commerce/Products — 0.1%
eBay, Inc. Senior Notes 2.60% due 07/15/2022	1,105,000	1,029,500

Finance-Other Services — 0.5%
Private Export Funding Corp. Government Guar. Notes 2.25% due 12/15/2017	5,960,000	6,166,299

Insurance-Life/Health — 0.5%
John Hancock Life Insurance Co. Sub. Notes 7.38% due 02/15/2024*	5,000,000	6,070,960

Insurance-Multi-line — 0.4%
MetLife, Inc. Senior Notes 5.00% due 06/15/2015	3,030,000	3,250,499
Metropolitan Life Global Funding I Senior Sec. Notes 2.00% due 01/09/2015*	2,100,000	2,132,735

		5,383,234

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 6.00% due 03/01/2019*	2,500,000	2,984,958

Security Description	Principal Amount	Value (Note 2)

Medical-Drugs — 0.5%
Merck & Co., Inc. Senior Notes 2.80% due 05/18/2023	$1,880,000	$1,778,698
Merck & Co., Inc. Senior Notes 4.15% due 05/18/2043	760,000	724,057
Pfizer, Inc. Senior Notes 6.20% due 03/15/2019	2,500,000	3,014,613

		5,517,368

Medical-HMO — 0.1%
Kaiser Foundation Hospitals Company Guar. Notes 3.50% due 04/01/2022	386,000	381,734
Kaiser Foundation Hospitals Company Guar. Notes 4.88% due 04/01/2042	730,000	725,251

		1,106,985

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.85% due 03/15/2023	135,000	127,104

Multimedia — 0.4%
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.66% due 04/15/2018*	1,605,000	1,562,209
NBCUniversal Enterprise, Inc. Company Guar. Notes 1.97% due 04/15/2019*	2,865,000	2,788,381

		4,350,590

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	2,640,000	2,627,199

Retail-Discount — 0.4%
Wal-Mart Stores, Inc. Senior Notes 3.63% due 07/08/2020	5,000,000	5,281,185

Schools — 1.0%
President and Fellows of Harvard College Bonds 6.30% due 10/01/2037	5,000,000	5,620,765
Stanford University Debentures 6.88% due 02/01/2024	5,000,000	6,527,700

		12,148,465

Special Purpose Entity — 0.3%
Postal Square LP U.S. Government Guar. Notes 8.95% due 06/15/2022	2,943,250	3,887,121

Telecom Services — 0.0%
BellSouth Telecommunications, Inc. Senior Notes 7.00% due 12/01/2095	430,000	468,815

7

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	$3,040,000	$3,463,539
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	950,000	1,118,223
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	4,865,000	5,312,084
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	1,830,000	1,838,065
Verizon Communications, Inc. Senior Notes 4.75% due 11/01/2041	660,000	627,716

		12,359,627

Transport-Services — 0.8%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	2,760,682	3,312,818
United Parcel Service of America, Inc. Senior Notes 8.38% due 04/01/2020	5,000,000	6,587,205

		9,900,023

Total U.S. Corporate Bonds & Notes (cost $134,281,649)		144,609,246

FOREIGN CORPORATE BONDS & NOTES — 3.4%
Banks-Commercial — 1.4%
Credit Suisse New York Senior Notes 3.50% due 03/23/2015	2,435,000	2,540,275
ING Bank NV Senior Notes 3.75% due 03/07/2017*	5,300,000	5,547,192
Nordea Bank AB Senior Notes 3.70% due 11/13/2014*	1,645,000	1,705,700
Rabobank Nederland NV Senior Notes 3.20% due 03/11/2015*	3,500,000	3,629,094
Svenska Handelsbanken AB Senior Notes 5.13% due 03/30/2020*	3,000,000	3,376,953

		16,799,214

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	635,000	585,086
America Movil SAB de CV Senior Notes 4.38% due 07/16/2042	530,000	451,693

		1,036,779

Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	1,160,000	1,187,635

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	$2,415,000	$2,809,449

		3,997,084

Diversified Manufacturing Operations — 0.4%
Siemens Financieringsmaatschappij NV Company Guar. Notes 5.75% due 10/17/2016*	4,725,000	5,398,360

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 10/27/2016*	1,385,000	1,529,788

Finance-Investment Banker/Broker — 0.3%
CDP Financial, Inc. Company Guar. Notes 4.40% due 11/25/2019*	2,900,000	3,190,792

Medical-Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 1.50% due 05/08/2017	2,560,000	2,542,635

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	1,100,000	1,196,901
Shell International Finance BV Company Guar. Notes 3.10% due 06/28/2015	3,000,000	3,144,066
Shell International Finance BV Company Guar. Notes 4.38% due 03/25/2020	2,625,000	2,917,953

		7,258,920

Total Foreign Corporate Bonds & Notes (cost $38,786,679)		41,753,572

FOREIGN GOVERNMENT AGENCIES — 0.5%
Electric-Distribution — 0.3%
Hydro-Quebec Local Government Guar. Debentures Series HY 8.40% due 01/15/2022	3,000,000	4,076,754

Sovereign — 0.2%
AID-Egypt Government Guar. Notes 4.45% due 09/15/2015	2,500,000	2,713,350

Total Foreign Government Agencies (cost $5,716,125)		6,790,104

MUNICIPAL BONDS & NOTES — 2.7%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	4,535,000	5,400,096
Bay Area Toll Authority Revenue Bonds Series F-2 6.26% due 04/01/2049	2,400,000	2,785,824
Curators of the University of Missouri System Facilities Revenue Bonds 5.96% due 11/01/2039	2,170,000	2,463,080

8

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

MUNICIPAL BONDS & NOTES (continued)
Irvine Ranch, California Water District Revenue Bonds 2.61% due 03/15/2014	$2,500,000	$2,535,825
Maryland State Transportation Authority Revenue Bonds 5.89% due 07/01/2043	1,245,000	1,378,937
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	3,450,000	4,064,928
Oregon School Boards Association Revenue Bonds 4.76% due 06/30/2028	2,800,000	3,067,904
San Antonio, Texas Electric & Gas Revenue Bonds 5.99% due 02/01/2039	885,000	1,052,079
State of California General Obligation Bonds 7.55% due 04/01/2039	915,000	1,225,222
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,500,000	2,913,500
University of California Revenue Bonds 5.77% due 05/15/2043	2,955,000	3,253,544
University of California Regents Revenue Bonds Series F 6.58% due 05/15/2049	1,710,000	2,027,923

Total Municipal Bonds & Notes (cost $29,017,544)		32,168,862

U.S. GOVERNMENT AGENCIES — 47.2%
Federal Home Loan Bank — 1.1%
5.13% due 08/14/2013	13,000,000	13,077,987

Federal Home Loan Mtg. Corp. — 19.0%
2.50% due July TBA	6,000,000	6,030,000
3.00% due July TBA	38,600,000	37,986,535
3.50% due July TBA	38,300,000	38,866,656
4.00% due 09/01/2026	2,708,009	2,844,951
4.00% due 12/01/2040	12,888,121	13,410,075
4.50% due 02/01/2039	10,313,105	10,911,414
4.50% due 03/01/2039	2,396,801	2,523,544
4.50% due July TBA	2,100,000	2,211,234
5.00% due 12/01/2026	378,757	406,829
5.00% due 02/01/2028	178,982	191,003
5.00% due 01/01/2030	37,569	40,325
5.00% due 02/01/2030	10,075,325	10,755,771
5.00% due 06/01/2033	40,032	42,981
5.00% due 11/01/2033	1,211,875	1,301,629
5.00% due 06/01/2034	40,836	43,765
5.00% due 11/01/2034	54,032	57,818
5.00% due 07/01/2035	577,847	624,037
5.00% due 11/01/2035	25,618	28,375
5.00% due 12/01/2035	105,946	113,296
5.00% due 06/01/2036	446,716	477,707
5.00% due 07/01/2036	53,394	56,925
5.00% due 01/01/2037	445,918	476,854
5.00% due 03/01/2037	459,311	489,680
5.00% due 06/01/2037	37,956	40,466

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/2037	$66,827	$71,245
5.00% due 01/01/2038	789,502	841,702
5.00% due 02/01/2038	1,915,969	2,048,890
5.00% due 03/01/2038	38,433,053	41,044,790
5.00% due 05/01/2038	97,174	103,600
5.00% due 09/01/2038	2,913	3,106
5.00% due 02/01/2039	18,852	20,099
5.00% due 10/01/2039	32,063	34,222
5.00% due 02/01/2040	108,700	116,023
5.00% due 04/01/2040	550,669	589,476
5.00% due 06/01/2040	2,909,915	3,133,646
5.00% due 07/01/2040	22,195	23,902
5.00% due 08/01/2040	3,824,241	4,117,568
5.00% due 04/01/2041	29,156	31,439
5.00% due 05/01/2041	2,654,496	2,862,375
5.00% due 06/01/2041	474,379	508,740
5.00% due 07/01/2041	11,475,602	12,472,716
5.50% due 03/01/2023	44,243	47,595
5.50% due 03/01/2027	129,715	140,055
5.50% due 04/01/2027	91,891	99,326
5.50% due 05/01/2027	667,030	719,794
5.50% due 11/01/2027	192,602	207,364
5.50% due 06/01/2028	125,762	135,756
5.50% due 02/01/2034	333,980	362,496
5.50% due 06/01/2035	28,744	31,058
5.50% due 12/01/2035	236,798	255,862
5.50% due 10/01/2036	137,084	147,654
5.50% due 12/01/2036	6,914	7,447
5.50% due 12/01/2037	254,126	273,008
5.50% due 01/01/2038	4,917,303	5,282,669
5.50% due 03/01/2038	785,028	845,563
5.50% due 05/01/2038	271,336	291,726
5.50% due 12/01/2039	1,266,963	1,361,101
5.50% due 01/01/2040	693,072	744,569
5.50% due 05/01/2040	199,171	213,970
5.50% due 08/01/2040	19,780,405	21,250,129
6.00% due 12/01/2039	367,083	398,359
7.50% due 05/01/2027	2,792	3,293

		230,774,203

Federal National Mtg. Assoc. — 12.2%
2.50% due July TBA	10,700,000	10,761,859
3.00% due 05/01/2027	1,371,393	1,412,465
3.00% due 06/01/2027	746,337	769,196
3.00% due 08/01/2027	549,023	565,842
3.00% due July TBA	20,400,000	20,673,938
3.50% due July TBA	9,250,000	9,532,789
3.88% due 07/12/2013	6,800,000	6,807,861
4.00% due 09/01/2026	14,467,051	15,260,154
4.00% due July TBA	10,200,000	10,533,938
4.50% due 11/01/2026	2,414,518	2,568,864
4.50% due 01/01/2027	3,713,631	3,937,492
4.50% due 10/01/2031	12,445,020	13,320,015
4.50% due July TBA	15,700,000	16,612,563
5.00% due July TBA	9,200,000	9,900,782
5.50% due 03/01/2038	4,064,666	4,408,373
5.50% due 06/01/2038	163,655	177,493
5.50% due 08/01/2038	150,544	163,274
5.50% due 09/01/2039	94,294	102,655
5.50% due 05/01/2040	32,673	35,933
5.50% due 06/01/2040	28,055	30,507
5.50% due July TBA	17,650,000	19,169,556
6.50% due 02/01/2038	321,907	354,306
6.50% due 10/01/2039	401,373	444,495

		147,544,350

9

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. — 13.0%
3.00% due July TBA	$10,400,000	$10,281,376
3.50% due July TBA	19,300,000	19,797,577
4.00% due 06/15/2039	1,240,919	1,304,807
4.00% due 07/15/2039	491,051	516,332
4.00% due 08/15/2039	1,786,853	1,878,848
4.00% due 09/15/2039	3,946,279	4,149,451
4.00% due 12/15/2039	3,046,375	3,203,216
4.00% due 01/15/2040	3,691,896	3,901,633
4.00% due 03/15/2040	785,022	826,324
4.00% due 06/15/2040	445,461	470,768
4.00% due 07/15/2040	724,542	765,704
4.00% due 08/15/2040	9,245,251	9,770,475
4.00% due 10/15/2040	699,613	739,358
4.00% due 02/15/2041	1,881,050	1,997,585
4.00% due 07/15/2041	468,434	491,876
4.00% due 08/15/2041	473,630	497,333
4.00% due 09/15/2041	10,256,895	10,770,212
4.00% due 10/15/2041	1,047,739	1,100,173
4.00% due 11/15/2041	2,773,097	2,911,880
4.00% due 01/15/2042	1,584,623	1,665,143
4.00% due 02/15/2042	2,349,769	2,468,881
4.00% due 08/15/2042	173,402	183,883
4.00% due 04/15/2043	80,920	85,031
4.50% due 05/15/2040	2,449,647	2,620,357
4.50% due 06/15/2040	3,740,341	3,999,610
4.50% due 07/15/2040	4,886,115	5,216,887
4.50% due 09/20/2041	13,489,414	14,538,108
4.50% due 05/15/2042	522,782	555,375
5.00% due 07/15/2033	3,219,094	3,506,340
5.00% due 10/15/2033	242,257	264,479
5.00% due 11/15/2033	154,928	168,753
5.00% due 12/15/2033	60,978	66,853
5.00% due 01/15/2034	302,129	332,352
5.00% due 02/15/2034	150,127	163,415
5.00% due 03/15/2034	11,436	12,601
5.00% due 05/15/2034	18,678	20,813
5.00% due 09/15/2035	229,088	254,219
5.00% due 11/15/2035	23,985	26,303
5.00% due 12/15/2035	52,001	56,407
5.00% due 02/15/2036	39,772	43,017
5.00% due 03/15/2036	34,616	37,789
5.00% due 05/15/2036	22,002	23,917
5.00% due 09/15/2036	10,897	11,786
5.00% due 10/15/2037	16,043	17,323
5.00% due 04/15/2038	4,617	4,984
5.00% due 05/15/2038	27,694	30,255
5.00% due 06/15/2038	14,341	15,480
5.00% due 07/15/2038	582,599	628,873
5.00% due 08/15/2038	669,363	727,831
5.00% due 09/15/2038	1,252,590	1,354,450
5.00% due 06/15/2039	2,250,190	2,436,885
5.00% due 08/15/2039	231,104	250,278
5.00% due 09/15/2039	176,351	190,982
5.00% due 10/15/2039	63,360	68,617
5.00% due 04/15/2040	74,722	81,487
5.00% due 04/15/2041	951,986	1,030,921
5.00% due July TBA	1,700,000	1,833,344
5.50% due 10/15/2032	8,906	9,796
5.50% due 11/15/2032	4,104	4,484
5.50% due 02/15/2033	193,988	214,200
5.50% due 03/15/2033	45,454	49,697
5.50% due 05/15/2033	151,705	167,018

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
5.50% due 06/15/2033	$184,459	$202,929
5.50% due 07/15/2033	26,742	29,442
5.50% due 08/15/2033	32,455	35,731
5.50% due 09/15/2033	14,043	15,460
5.50% due 11/15/2033	400,789	441,196
5.50% due 01/15/2034	426,729	468,005
5.50% due 02/15/2034	147,286	161,543
5.50% due 03/15/2034	1,864,125	2,044,431
5.50% due 04/15/2034	60,832	67,432
5.50% due 05/15/2034	95,173	106,985
5.50% due 06/15/2034	41,738	45,775
5.50% due 07/15/2034	63,138	69,246
5.50% due 08/15/2034	53,314	58,493
5.50% due 09/15/2034	628,771	690,706
5.50% due 10/15/2034	389,663	427,064
5.50% due 04/15/2036	61,625	69,119
6.00% due 03/15/2028	9,284	10,458
6.00% due 06/15/2028	17,554	19,608
6.00% due 08/15/2028	57,677	64,435
6.00% due 09/15/2028	40,451	45,567
6.00% due 10/15/2028	14,301	16,110
6.00% due 11/15/2028	13,360	14,896
6.00% due 12/15/2028	103,447	115,330
6.00% due 03/15/2029	1,575	1,756
6.00% due 04/15/2029	4,510	5,016
6.00% due 01/15/2032	20,254	22,720
6.00% due 02/15/2032	659	736
6.00% due 07/15/2032	13,109	14,779
6.00% due 09/15/2032	21,764	24,459
6.00% due 10/15/2032	327,180	366,154
6.00% due 11/15/2032	29,059	32,663
6.00% due 01/15/2033	4,332	4,872
6.00% due 02/15/2033	39,905	44,694
6.00% due 03/15/2033	65,938	74,115
6.00% due 04/15/2033	102,372	114,819
6.00% due 05/15/2033	136,535	153,435
6.00% due 12/15/2033	53,139	59,703
6.00% due 08/15/2034	8,738	9,749
6.00% due 09/15/2034	115,580	129,430
6.00% due 10/15/2034	111,093	124,086
6.00% due July TBA	23,000,000	25,516,524
6.50% due 01/15/2014	3,695	3,808
6.50% due 02/15/2014	154	159
6.50% due 03/15/2014	8,271	8,526
6.50% due 05/15/2014	9,182	9,464
6.50% due 06/15/2014	427	438
6.50% due 07/15/2014	408	420
6.50% due 08/15/2014	82	85
6.50% due 05/15/2023	7,598	8,605
6.50% due 06/15/2023	8,238	9,330
6.50% due 07/15/2023	48,721	55,176
6.50% due 08/15/2023	6,676	7,561
6.50% due 10/15/2023	26,152	29,618
6.50% due 11/15/2023	39,989	44,623
6.50% due 12/15/2023	116,809	128,491
6.50% due 03/15/2026	10,037	10,263
6.50% due 02/15/2027	3,217	3,459
6.50% due 12/15/2027	3,179	3,649
6.50% due 01/15/2028	29,157	31,468
6.50% due 02/15/2028	13,869	15,719
6.50% due 03/15/2028	63,895	71,353
6.50% due 04/15/2028	28,455	31,946
6.50% due 05/15/2028	95,037	104,263

10

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.50% due 06/15/2028	$147,184	$167,847
6.50% due 07/15/2028	148,970	167,582
6.50% due 08/15/2028	85,432	96,864
6.50% due 09/15/2028	113,650	129,043
6.50% due 10/15/2028	144,853	158,799
6.50% due 11/15/2028	106,013	121,084
6.50% due 12/15/2028	117,447	132,449
6.50% due 01/15/2029	3,803	4,228
6.50% due 02/15/2029	28,690	32,440
6.50% due 03/15/2029	33,214	37,710
6.50% due 04/15/2029	23,384	26,348
6.50% due 05/15/2029	101,161	111,161
6.50% due 06/15/2029	27,608	31,800
6.50% due 03/15/2031	6,762	7,664
6.50% due 04/15/2031	1,714	1,921
6.50% due 05/15/2031	126,179	143,471
6.50% due 06/15/2031	74,651	85,054
6.50% due 07/15/2031	207,292	235,575
6.50% due 08/15/2031	37,506	42,036
6.50% due 09/15/2031	172,840	197,755
6.50% due 10/15/2031	123,991	142,711
6.50% due 11/15/2031	62,922	71,613
6.50% due 01/15/2032	251,940	284,310
6.50% due 02/15/2032	79,947	90,243
6.50% due 03/15/2032	1,929	2,230
6.50% due 04/15/2032	48,744	56,367
6.50% due 05/15/2032	199,815	231,127
7.00% due 11/15/2031	65,691	77,619
7.00% due 03/15/2032	40,309	46,043
7.00% due 01/15/2033	52,292	62,712
7.00% due 05/15/2033	141,406	169,044
7.00% due 07/15/2033	109,627	129,172
7.00% due 11/15/2033	138,697	164,234
8.00% due 10/15/2029	458	465
8.00% due 11/15/2029	9,118	9,509
8.00% due 12/15/2029	11,400	12,235
8.00% due 01/15/2030	20,303	22,116
8.00% due 03/15/2030	143	145
8.00% due 04/15/2030	36,121	37,732
8.00% due 06/15/2030	1,770	1,852
8.00% due 08/15/2030	8,404	9,304
8.00% due 09/15/2030	25,330	26,476
8.00% due 11/15/2030	4,906	5,611
8.00% due 12/15/2030	5,214	5,786
8.00% due 02/15/2031	42,048	47,155
8.00% due 03/15/2031	13,034	13,349
10.00% due 06/20/2014	152	152
10.00% due 07/20/2014	316	317
10.00% due 04/20/2016	3,116	3,358
10.00% due 05/20/2016	1,891	2,051
10.00% due 08/20/2016	1,080	1,181
10.00% due 01/20/2017	2,802	3,073
10.00% due 02/20/2017	2,577	2,592
10.00% due 03/20/2017	3,198	3,453
13.50% due 09/20/2014	253	259
Government National Mtg. Assoc. REMIC Series 2005-74, Class HA 7.50% due 09/16/2035(2)	152,211	173,715
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	655,355	757,696

Security Description	Principal Amount	Value (Note 2)

Government National Mtg. Assoc. (continued)
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	$240,748	$280,662

		158,190,747

Regional Authority — 0.8%
U.S. Department of Housing and Urban Development Government Guar. Notes 5.05% due 08/01/2013	10,000,000	10,040,890

Sovereign Agency — 1.1%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/2013	2,050,000	2,044,531
Series 13 zero coupon due 12/27/2013	1,630,000	1,625,085
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020	2,500,000	2,136,215
Tennessee Valley Authority Senior Notes 4.63% due 09/15/2060	7,400,000	7,109,121

		12,914,952

Total U.S. Government Agencies (cost $573,223,689)		572,543,129

U.S. GOVERNMENT TREASURIES — 39.2%
United States Treasury Bonds — 4.5%
2.75% due 11/15/2042	1,400,000	1,207,063
2.88% due 05/15/2043	11,300,000	10,000,500
3.13% due 02/15/2043	45,970,300	42,910,425

		54,117,988

United States Treasury Notes — 34.7%
0.13% due 12/31/2014	13,500,000	13,475,740
0.13% due 04/30/2015	92,300,000	91,950,275
0.25% due 10/31/2014	17,660,000	17,666,905
0.25% due 11/30/2014	32,810,000	32,817,678
0.25% due 03/31/2015	3,450,000	3,446,226
0.63% due 05/31/2017	16,000,000	15,744,992
0.63% due 08/31/2017	4,000,000	3,917,812
0.63% due 04/30/2018	16,000,000	15,462,496
0.75% due 03/31/2018	6,300,000	6,132,162
1.00% due 09/30/2016	6,500,000	6,544,181
1.00% due 03/31/2017	20,000,000	20,018,760
1.00% due 05/31/2018	18,000,000	17,690,616
1.25% due 10/31/2015	21,000,000	21,387,198
1.75% due 05/31/2016	20,000,000	20,628,120
1.75% due 05/15/2023	57,950,000	54,273,768
2.00% due 02/15/2023	6,150,000	5,918,895
2.13% due 12/31/2015	42,000,000	43,683,276
2.38% due 02/28/2015	25,000,000	25,864,250
3.13% due 04/30/2017	4,500,000	4,858,947

		421,482,297

Total U.S. Government Treasuries (cost $477,298,429)		475,600,285

Total Long-Term Investment Securities (cost $1,306,966,729)		1,324,232,153

11

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 9.2%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$1,885,000	$1,885,000
Barclays Capital PLC Joint Repurchase Agreement(3)	45,090,000	45,090,000
BNP Paribas SA Joint Repurchase Agreement(3)	19,315,000	19,315,000
Deutsche Bank AG Joint Repurchase Agreement(3)	1,980,000	1,980,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	25,755,000	25,755,000
UBS Securities LLC Joint Repurchase Agreement(3)	18,200,000	18,200,000

Total Repurchase Agreements (cost $112,225,000)		112,225,000

TOTAL INVESTMENTS (cost $1,419,191,729)(4)	118.3%	1,436,457,153
Liabilities in excess of other assets	(18.3)	(221,736,977)

NET ASSETS	100.0%	$1,214,720,176

FORWARD SALES CONTRACTS — (11.1)%
U.S. Government Agencies — (11.1)%
Federal Home Loan Mtg. Corp. — (8.3)%
5.00% due July TBA	(64,500,000)	(68,843,675)
5.50% due July TBA	(29,100,000)	(31,305,233)

		(100,148,908)

Government National Mtg. Assoc. — (2.8)%
4.00% due July TBA	(32,900,000)	(34,483,313)

Total Forward Sales Contracts (cost $134,950,742)		$(134,632,221)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $48,591,560 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

VRS — Variable Rate Securities

The rates shown on VRS are the current interest rates at June 30, 2013 and unless noted otherwise, the dates shown are the original maturity date.

12

Anchor Series Trust Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities	$—	$50,766,955	$—	$50,766,955
U.S. Corporate Bonds & Notes:
Transport-Services	—	6,587,205	3,312,818	9,900,023
Other Industries*	—	134,709,223	—	134,709,223
Foreign Corporate Bonds & Notes	—	41,753,572	—	41,753,572
Foreign Government Agencies	—	6,790,104	—	6,790,104
Municipal Bonds & Notes	—	32,168,862	—	32,168,862
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	230,774,203	—	230,774,203
Federal National Mtg. Assoc.	—	147,544,350	—	147,544,350
Government National Mtg. Assoc.	—	158,190,747	—	158,190,747
Other Government Agencies*	—	36,033,829	—	36,033,829
U.S. Government Treasuries:
United States Treasury Bonds	—	54,117,988	—	54,117,988
United States Treasury Notes	—	421,482,297	—	421,482,297
Repurchase Agreements	—	112,225,000	—	112,225,000

Total	$—	$1,433,144,335	$3,312,818	$1,436,457,153

Liabilities
Forward Sales Contracts:
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	$—	$100,148,908	$—	$100,148,908
Government National Mtg. Assoc.	—	34,483,313	—	34,483,313

Total	$—	$134,632,221	$—	$134,632,221

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

13

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

Diversified Financial Services	5.2%
Federal National Mtg. Assoc.	4.6
Real Estate Investment Trusts	4.0
Medical-Drugs	4.0
Federal Home Loan Mtg. Corp.	3.8
Oil Companies-Integrated	3.6
Government National Mtg. Assoc.	2.8
Repurchase Agreements	2.6
Oil Companies-Exploration & Production	2.5
Diversified Banking Institutions	2.4
Banks-Super Regional	2.4
Electric-Integrated	2.0
Insurance-Property/Casualty	1.7
Banks-Commercial	1.6
Insurance-Multi-line	1.6
Exchange-Traded Funds	1.6
Pipelines	1.5
Diversified Manufacturing Operations	1.5
Electronic Components-Semiconductors	1.4
Aerospace/Defense	1.4
Toys	1.3
Beverages-Non-alcoholic	1.2
Food-Misc./Diversified	1.2
Applications Software	1.1
Chemicals-Diversified	1.0
Auto/Truck Parts & Equipment-Original	0.9
Investment Management/Advisor Services	0.9
Medical Products	0.9
Telephone-Integrated	0.9
Computers	0.9
Food-Retail	0.9
Machinery-Farming	0.7
Oil Refining & Marketing	0.7
Gas-Distribution	0.7
Retail-Restaurants	0.7
Multimedia	0.7
Distribution/Wholesale	0.7
Insurance-Reinsurance	0.7
Telecom Services	0.7
Medical-Biomedical/Gene	0.6
Finance-Investment Banker/Broker	0.6
Transport-Services	0.6
Semiconductor Components-Integrated Circuits	0.6
Transport-Rail	0.6
Cruise Lines	0.6
United States Treasury Notes	0.5
Computer Services	0.5
Enterprise Software/Service	0.5
Retail-Discount	0.5
Medical Instruments	0.5
Chemicals-Specialty	0.5
Finance-Auto Loans	0.5
Auto-Heavy Duty Trucks	0.5
Steel-Producers	0.5
Medical-Hospitals	0.4
Oil-Field Services	0.4
Rental Auto/Equipment	0.4
Semiconductor Equipment	0.4
Consumer Products-Misc.	0.4
Medical-Generic Drugs	0.4
Web Portals/ISP	0.4

E-Commerce/Products	0.4%
Human Resources	0.4
Independent Power Producers	0.4
Cellular Telecom	0.4
Apparel Manufacturers	0.4
MRI/Medical Diagnostic Imaging	0.4
Commercial Services	0.3
Non-Hazardous Waste Disposal	0.3
Diversified Minerals	0.3
Retail-Jewelry	0.3
Advertising Services	0.3
Non-Ferrous Metals	0.3
Electronic Components-Misc.	0.3
Athletic Footwear	0.3
Finance-Other Services	0.3
Instruments-Scientific	0.3
United States Treasury Bonds	0.3
Rubber-Tires	0.3
Cable/Satellite TV	0.3
Auto-Cars/Light Trucks	0.3
Electric-Transmission	0.3
Electric Products-Misc.	0.3
Oil & Gas Drilling	0.3
Medical-Wholesale Drug Distribution	0.3
Retail-Major Department Stores	0.3
Tobacco	0.3
Telecommunication Equipment	0.3
Medical-HMO	0.3
Cosmetics & Toiletries	0.3
Steel-Specialty	0.3
Alternative Waste Technology	0.2
Savings & Loans/Thrifts	0.2
Property Trust	0.2
Casino Hotels	0.2
Trucking/Leasing	0.2
Security Services	0.2
Airlines	0.2
Engineering/R&D Services	0.2
Physical Therapy/Rehabilitation Centers	0.2
Brewery	0.2
Data Processing/Management	0.2
Electronic Forms	0.2
Insurance Brokers	0.2
Insurance-Life/Health	0.2
Telecom Equipment-Fiber Optics	0.2
Coatings/Paint	0.2
Agricultural Chemicals	0.2
Instruments-Controls	0.2
Machine Tools & Related Products	0.2
Retail-Building Products	0.2
Networking Products	0.2
Computers-Memory Devices	0.2
Fisheries	0.2
Electric-Generation	0.2
Metal Processors & Fabrication	0.2
Medical Labs & Testing Services	0.2
Commercial Services-Finance	0.2
Machinery-General Industrial	0.2
Containers-Paper/Plastic	0.1
Satellite Telecom	0.1
Office Furnishings-Original	0.1

14

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited) — (continued)

Electronic Measurement Instruments	0.1%
Casino Services	0.1
Retail-Automobile	0.1
Special Purpose Entities	0.1
Transport-Equipment & Leasing	0.1
Insurance-Mutual	0.1
Banks-Fiduciary	0.1
Industrial Gases	0.1
Auction Houses/Art Dealers	0.1
Retail-Apparel/Shoe	0.1
Finance-Commercial	0.1
Oil Field Machinery & Equipment	0.1
Retail-Drug Store	0.1
Transport-Marine	0.1
Dialysis Centers	0.1
Miscellaneous Manufacturing	0.1
Pharmacy Services	0.1
Television	0.1
Metal-Copper	0.1
Beverages-Wine/Spirits	0.1
Private Equity	0.1
Medical Information Systems	0.1
Coal	0.1
Building & Construction Products-Misc.	0.1
Gambling (Non-Hotel)	0.1
Computers-Integrated Systems	0.1
Venture Capital	0.1
Computer Aided Design	0.1
Gold Mining	0.1
Tools-Hand Held	0.1
Real Estate Operations & Development	0.1
Machinery-Construction & Mining	0.1
Power Converter/Supply Equipment	0.1
Investment Companies	0.1
Motorcycle/Motor Scooter	0.1
Therapeutics	0.1
Finance-Credit Card	0.1
Aerospace/Defense-Equipment	0.1
Building Products-Doors & Windows	0.1
Veterinary Diagnostics	0.1
Transport-Truck	0.1
Wireless Equipment	0.1
Water	0.1

99.7%

*	Calculated as a percentage of net assets

15

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 63.0%
Advanced Materials — 0.0%
Hexcel Corp.†	715	$24,346

Advertising Agencies — 0.0%
Omnicom Group, Inc.	404	25,399

Advertising Services — 0.3%
Aimia, Inc.	51,000	749,190

Aerospace/Defense — 1.2%
Boeing Co.	7,561	774,549
Lockheed Martin Corp.	7,621	826,574
Northrop Grumman Corp.	2,189	181,249
Raytheon Co.	9,379	620,139
Rockwell Collins, Inc.	295	18,706
Teledyne Technologies, Inc.†	2,475	191,441

		2,612,658

Aerospace/Defense-Equipment — 0.1%
Astronics Corp.†	197	8,051
B/E Aerospace, Inc.†	257	16,212
HEICO Corp.	435	21,911
Kaman Corp.	241	8,329
United Technologies Corp.	814	75,653

		130,156

Agricultural Chemicals — 0.2%
Incitec Pivot, Ltd. ADR	144,708	364,664
Monsanto Co.	507	50,092
Rentech, Inc.	2,735	5,743

		420,499

Airlines — 0.2%
Alaska Air Group, Inc.†	7,112	369,824
Allegiant Travel Co.	106	11,235
Cathay Pacific Airways, Ltd. ADR	8,668	75,151
Spirit Airlines, Inc.†	374	11,882
United Continental Holdings, Inc.†	637	19,932
US Airways Group, Inc.†	1,238	20,328

		508,352

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	523	8,724
Darling International, Inc.†	2,093	39,055

		47,779

Apparel Manufacturers — 0.4%
Coach, Inc.	320	18,269
Oxford Industries, Inc.	164	10,233
Ralph Lauren Corp.	82	14,247
True Religion Apparel, Inc.	260	8,231
VF Corp.	3,830	739,420

		790,400

Appliances — 0.0%
iRobot Corp.†	266	10,579

Applications Software — 1.1%
Actuate Corp.†	8,561	56,845
Citrix Systems, Inc.†	239	14,419
Intuit, Inc.	395	24,107
Microsoft Corp.	62,648	2,163,235
PTC, Inc.†	969	23,770
RealPage, Inc.†	283	5,190
Red Hat, Inc.†	275	13,151
Salesforce.com, Inc.†	636	24,282

Security Description	Shares	Value (Note 2)

Applications Software (continued)
Tangoe, Inc.†	324	$4,999
Verint Systems, Inc.†	438	15,536

		2,345,534

Athletic Footwear — 0.3%
NIKE, Inc., Class B	11,101	706,912

Auction Houses/Art Dealers — 0.1%
Ritchie Bros. Auctioneers, Inc.	12,400	238,328
Sotheby’s	212	8,037

		246,365

Audio/Video Products — 0.0%
DTS, Inc.†	280	5,763
TiVo, Inc.†	545	6,022

		11,785

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	224	10,763

Auto-Cars/Light Trucks — 0.3%
Nissan Motor Co., Ltd. ADR	30,606	622,220

Auto-Heavy Duty Trucks — 0.5%
New Flyer Industries, Inc.	16,759	175,605
PACCAR, Inc.	16,225	870,634

		1,046,239

Auto-Truck Trailers — 0.0%
Wabash National Corp.†	951	9,681

Auto/Truck Parts & Equipment-Original — 0.7%
Autoliv, Inc.	10,567	817,780
BorgWarner, Inc.†	228	19,642
Delphi Automotive PLC	584	29,603
Johnson Controls, Inc.	14,110	504,997
Magna International, Inc.	2,600	185,172
Tenneco, Inc.†	483	21,870
Titan International, Inc.	319	5,382

		1,584,446

Auto/Truck Parts & Equipment-Replacement — 0.0%
Dorman Products, Inc.	228	10,404

B2B/E-Commerce — 0.0%
SPS Commerce, Inc.†	163	8,965

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd. ADR	4,604	120,280
Banco Santander SA ADR	34,930	225,997
Bank of Nova Scotia	8,378	448,642
Cass Information Systems, Inc.	179	8,252
City Holding Co.	1,685	65,631
City National Corp.	2,835	179,654
Community Trust Bancorp, Inc.	3,015	107,394
Cullen/Frost Bankers, Inc.	4,085	272,756
East West Bancorp, Inc.	6,065	166,788
First Financial Bancorp	3,019	44,983
FirstMerit Corp.	7,948	159,198
Grupo Financiero Santander Mexico SAB de CV ADR†	6,754	95,974
M&T Bank Corp.	4,315	482,201
PacWest Bancorp	3,874	118,738
Penns Woods Bancorp, Inc.	334	13,981
Sterling Bancorp	5,960	69,255
SVB Financial Group†	1,950	162,474

16

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks-Commercial (continued)
Texas Capital Bancshares, Inc.†	280	$12,421
TrustCo Bank Corp.	7,494	40,767
Washington Trust Bancorp, Inc.	3,996	113,966

		2,909,352

Banks-Fiduciary — 0.1%
State Street Corp.	3,950	257,579

Banks-Super Regional — 1.9%
Banco Latinoamericano de Comercio Exterior SA, Class E	23,000	514,970
PNC Financial Services Group, Inc.	12,794	932,939
US Bancorp	30,201	1,091,766
Wells Fargo & Co.	38,838	1,602,844

		4,142,519

Batteries/Battery Systems — 0.0%
EnerSys, Inc.	141	6,915

Beverages-Non-alcoholic — 0.9%
Coca-Cola Co.	15,159	608,028
Coca-Cola HBC AG ADR	2,200	51,436
Dr Pepper Snapple Group, Inc.	15,510	712,374
PepsiCo, Inc.	6,558	536,379

		1,908,217

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	2,843	192,045

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	77	13,139

Broadcast Services/Program — 0.0%
Discovery Communications, Inc., Class A†	279	21,542

Building & Construction Products-Misc. — 0.1%
Nortek, Inc.†	88	5,670
Simpson Manufacturing Co., Inc.	4,897	144,070
Trex Co., Inc.†	173	8,216
USG Corp.†	626	14,429

		172,385

Building & Construction-Misc. — 0.0%
Dycom Industries, Inc.†	370	8,562
MasTec, Inc.†	470	15,463

		24,025

Building Products-Air & Heating — 0.0%
AAON, Inc.	345	11,413

Building Products-Cement — 0.0%
Eagle Materials, Inc.	352	23,327

Building Products-Doors & Windows — 0.1%
Apogee Enterprises, Inc.	5,420	130,080

Building-Heavy Construction — 0.0%
Granite Construction, Inc.	3,300	98,208

Building-Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	123	6,205

Building-Residential/Commercial — 0.0%
NVR, Inc.†	14	12,908
Ryland Group, Inc.	285	11,428

		24,336

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.1%
Comcast Corp., Class A	1,145	$47,953
DIRECTV†	593	36,541
Liberty Global PLC, Class A†	314	23,261
Time Warner Cable, Inc.	282	31,719

		139,474

Casino Hotels — 0.0%
Ameristar Casinos, Inc.	446	11,725
Las Vegas Sands Corp.	422	22,337
Wynn Resorts, Ltd.	103	13,184

		47,246

Casino Services — 0.0%
Multimedia Games Holding Co., Inc.†	413	10,767
SHFL Entertainment, Inc.†	482	8,536

		19,303

Cellular Telecom — 0.4%
China Mobile, Ltd. ADR	5,350	276,970
Comverse, Inc.†	201	5,982
Vodafone Group PLC ADR	18,541	532,868

		815,820

Chemicals-Diversified — 1.0%
Akzo Nobel NV ADR	27,100	509,751
Axiall Corp.	2,480	105,599
Chemtura Corp.†	601	12,200
E.I. du Pont de Nemours & Co.	11,376	597,240
FMC Corp.	4,303	262,741
Huntsman Corp.	6,534	108,203
Innophos Holdings, Inc.	149	7,028
Israel Chemicals, Ltd. ADR	31,900	314,853
Olin Corp.	388	9,281
PPG Industries, Inc.	1,676	245,383
Rockwood Holdings, Inc.	1,771	113,397

		2,285,676

Chemicals-Other — 0.0%
American Vanguard Corp.	271	6,350

Chemicals-Plastics — 0.0%
PolyOne Corp.	615	15,240

Chemicals-Specialty — 0.5%
Balchem Corp.	239	10,695
Cabot Corp.	10,809	404,473
Canexus Corp.	16,118	140,996
Ecolab, Inc.	306	26,068
H.B. Fuller Co.	411	15,540
Hawkins, Inc.	136	5,357
International Flavors & Fragrances, Inc.	3,405	255,920
OMNOVA Solutions, Inc.†	806	6,456
Sigma-Aldrich Corp.	2,586	207,811
Stepan Co.	140	7,785

		1,081,101

Coal — 0.1%
Alliance Resource Partners LP	2,376	167,817
SunCoke Energy, Inc.†	501	7,024

		174,841

Coatings/Paint — 0.2%
RPM International, Inc.	3,818	121,947
Sherwin-Williams Co.	101	17,836
Valspar Corp.	4,400	284,548

		424,331

17

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services — 0.2%
Acacia Research Corp.	427	$9,544
Arbitron, Inc.	229	10,637
CoStar Group, Inc.†	192	24,781
ExlService Holdings, Inc.†	271	8,011
Healthcare Services Group, Inc.	504	12,358
HMS Holdings Corp.†	671	15,634
ServiceSource International, Inc.†	593	5,527
Standard Parking Corp.†	240	5,150
Steiner Leisure, Ltd.†	184	9,726
Team, Inc.†	176	6,662
Weight Watchers International, Inc.	9,462	435,252

		543,282

Commercial Services-Finance — 0.2%
Automatic Data Processing, Inc.	512	35,256
Cardtronics, Inc.†	339	9,356
Global Cash Access Holdings, Inc.†	822	5,146
Green Dot Corp., Class A†	306	6,105
Heartland Payment Systems, Inc.	292	10,877
Lender Processing Services, Inc.	4,931	159,518
Mastercard, Inc., Class A	97	55,726
McGraw-Hill Financial, Inc.	398	21,170
Moody’s Corp.	359	21,874
Western Union Co.	949	16,237
WEX, Inc.†	291	22,320

		363,585

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	673	19,376
Autodesk, Inc.†	4,180	141,869

		161,245

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	490	12,451

Computer Services — 0.5%
Accenture PLC, Class A	632	45,479
Cognizant Technology Solutions Corp., Class A†	347	21,726
iGATE Corp.†	367	6,026
Indra Sistemas SA ADR	46,000	293,940
International Business Machines Corp.	3,986	761,765
j2 Global, Inc.	274	11,648
LivePerson, Inc.†	419	3,752
Manhattan Associates, Inc.†	177	13,657
Syntel, Inc.	113	7,104
Unisys Corp.†	190	4,193

		1,169,290

Computer Software — 0.0%
Blackbaud, Inc.	370	12,051
Cornerstone OnDemand, Inc.†	289	12,511

		24,562

Computers — 0.8%
Apple, Inc.	4,288	1,698,391

Computers-Integrated Systems — 0.1%
3D Systems Corp.†	570	25,023
Cray, Inc.†	513	10,075
Diebold, Inc.	600	20,214
MTS Systems Corp.	1,490	84,334
Netscout Systems, Inc.†	310	7,236
Super Micro Computer, Inc.†	402	4,277
Teradata Corp.†	217	10,900

		162,059

Security Description	Shares	Value (Note 2)

Computers-Memory Devices — 0.2%
EMC Corp.	15,901	$375,582
NetApp, Inc.†	431	16,283

		391,865

Computers-Periphery Equipment — 0.0%
Synaptics, Inc.†	329	12,686

Consulting Services — 0.0%
Accretive Health, Inc.†	464	5,016
Advisory Board Co.†	280	15,302
Corporate Executive Board Co.	259	16,374
Huron Consulting Group, Inc.†	219	10,126
MAXIMUS, Inc.	237	17,652

		64,470

Consumer Products-Misc. — 0.4%
Clorox Co.	1,777	147,740
Kimberly-Clark Corp.	1,509	146,584
Kimberly-Clark de Mexico SAB de CV ADR	5,340	85,867
Prestige Brands Holdings, Inc.†	397	11,569
Spectrum Brands Holdings, Inc.	176	10,009
Tupperware Brands Corp.	4,903	380,914
WD-40 Co.	3,181	173,301

		955,984

Containers-Metal/Glass — 0.0%
Ball Corp.	349	14,497

Containers-Paper/Plastic — 0.0%
AEP Industries, Inc.†	58	4,315
Packaging Corp. of America	1,897	92,877

		97,192

Cosmetics & Toiletries — 0.3%
Avon Products, Inc.	771	16,214
Colgate-Palmolive Co.	726	41,593
Elizabeth Arden, Inc.†	154	6,941
Estee Lauder Cos., Inc., Class A	305	20,060
Procter & Gamble Co.	6,272	482,881

		567,689

Cruise Lines — 0.1%
Carnival Corp.	3,650	125,158

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	321	24,361
Fair Isaac Corp.	3,253	149,085
Fidelity National Information Services, Inc.	6,393	273,876
Fiserv, Inc.†	199	17,394
Pegasystems, Inc.	174	5,763

		470,479

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	254	13,106

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	544	20,150

Diagnostic Equipment — 0.0%
Cepheid, Inc.†	484	16,659

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	2,246	48,289
OraSure Technologies, Inc.†	693	2,689
Quidel Corp.†	390	9,957

		60,935

18

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	1,818	$219,614

Distribution/Wholesale — 0.7%
Arrow Electronics, Inc.†	7,200	286,920
Beacon Roofing Supply, Inc.†	382	14,470
Fastenal Co.	417	19,119
Genuine Parts Co.	9,759	761,885
MWI Veterinary Supply, Inc.†	109	13,433
Owens & Minor, Inc.	367	12,416
Pool Corp.	5,037	263,989
Titan Machinery, Inc.†	187	3,671
Watsco, Inc.	177	14,861
Wolseley PLC ADR	9,891	46,191

		1,436,955

Diversified Banking Institutions — 1.2%
BNP Paribas SA ADR	14,600	401,792
Goldman Sachs Group, Inc.	850	128,562
HSBC Holdings PLC ADR	7,000	363,300
JPMorgan Chase & Co.	31,669	1,671,807

		2,565,461

Diversified Financial Services — 0.0%
DFC Global Corp.†	313	4,323

Diversified Manufacturing Operations — 1.5%
3M Co.	3,519	384,803
AZZ, Inc.	232	8,946
Blount International, Inc.†	447	5,284
Crane Co.	5,503	329,740
EnPro Industries, Inc.†	166	8,426
General Electric Co.	22,949	532,187
Illinois Tool Works, Inc.	497	34,377
Ingersoll-Rand PLC	387	21,486
Koppers Holdings, Inc.	203	7,750
Orkla ASA ADR	86,400	721,440
Parker Hannifin Corp.	6,384	609,034
Raven Industries, Inc.	242	7,255
Siemens AG ADR	4,000	405,240
Vesuvius PLC(1)	34,400	192,331

		3,268,299

Diversified Minerals — 0.1%
AMCOL International Corp.	252	7,986
BHP Billiton, Ltd. ADR	4,684	270,079

		278,065

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	108	7,822

Drug Delivery Systems — 0.0%
Depomed, Inc.†	1,212	6,799
Nektar Therapeutics†	800	9,240

		16,039

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	1,627	451,801
Blue Nile, Inc.†	156	5,894
eBay, Inc.†	7,658	396,072
Nutrisystem, Inc.	556	6,550

		860,317

E-Commerce/Services — 0.0%
Angie’s List, Inc.†	412	10,939
Move, Inc.†	802	10,282

Security Description	Shares	Value (Note 2)

E-Commerce/Services (continued)
Netflix, Inc.†	73	$15,409
OpenTable, Inc.†	175	11,191
priceline.com, Inc.†	47	38,875

		86,696

E-Marketing/Info — 0.0%
Active Network, Inc.†	644	4,875
comScore, Inc.†	472	11,512
Constant Contact, Inc.†	275	4,420
Liquidity Services, Inc.†	166	5,755
ValueClick, Inc.†	400	9,872

		36,434

E-Services/Consulting — 0.0%
Saba Software, Inc.†	671	6,542
Sapient Corp.†	1,100	14,366

		20,908

Electric Products-Misc. — 0.3%
AMETEK, Inc.	427	18,062
Emerson Electric Co.	8,154	444,719
Littelfuse, Inc.	143	10,670
Molex, Inc.	4,574	134,201

		607,652

Electric-Generation — 0.2%
APR Energy PLC ADR	24,700	376,181

Electric-Integrated — 1.4%
Alliant Energy Corp.	1,305	65,798
Duke Energy Corp.	2,846	192,105
Edison International	4,500	216,720
Great Plains Energy, Inc.	1,525	34,373
NextEra Energy, Inc.	7,490	610,285
Northeast Utilities	17,221	723,626
Pepco Holdings, Inc.	3,493	70,419
PNM Resources, Inc.	3,736	82,902
SCANA Corp.	1,241	60,933
Wisconsin Energy Corp.	15,729	644,732
Xcel Energy, Inc.	18,037	511,169

		3,213,062

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	5,280	190,925
OSI Systems, Inc.†	158	10,178
Plexus Corp.†	145	4,334
TE Connectivity, Ltd.	11,200	510,048

		715,485

Electronic Components-Semiconductors — 1.4%
Altera Corp.	3,538	116,719
Avago Technologies, Ltd.	3,766	140,773
Broadcom Corp., Class A	533	17,994
Cavium, Inc.†	413	14,608
Ceva, Inc.†	341	6,602
GT Advanced Technologies, Inc.†	1,210	5,021
Intel Corp.	53,354	1,292,234
LSI Corp.†	8,341	59,555
Microchip Technology, Inc.	33,633	1,252,829
Microsemi Corp.†	656	14,924
Monolithic Power Systems, Inc.	353	8,511
QLogic Corp.†	3,460	33,077
Semtech Corp.†	422	14,783
Silicon Image, Inc.†	1,226	7,172

19

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
Supertex, Inc.	2,942	$70,343
Texas Instruments, Inc.	947	33,022
Volterra Semiconductor Corp.†	227	3,205

		3,091,372

Electronic Connectors — 0.0%
Amphenol Corp., Class A	263	20,498

Electronic Design Automation — 0.0%
Mentor Graphics Corp.	443	8,661

Electronic Forms — 0.2%
Adobe Systems, Inc.†	10,142	462,069

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	486	20,781
Analogic Corp.	126	9,177
Badger Meter, Inc.	190	8,464
FARO Technologies, Inc.†	195	6,595
FLIR Systems, Inc.	2,575	69,448
Measurement Specialties, Inc.†	194	9,027
Trimble Navigation, Ltd.†	6,600	171,666

		295,158

Electronic Security Devices — 0.0%
Taser International, Inc.†	1,226	10,445

Energy-Alternate Sources — 0.0%
Clean Energy Fuels Corp.†	533	7,036
Solazyme, Inc.†	471	5,520

		12,556

Engineering/R&D Services — 0.2%
Exponent, Inc.	122	7,211
Fluor Corp.	347	20,581
Jacobs Engineering Group, Inc.†	8,665	477,701

		505,493

Engines-Internal Combustion — 0.0%
Cummins, Inc.	234	25,380

Enterprise Software/Service — 0.5%
Advent Software, Inc.†	215	7,538
American Software, Inc., Class A	1,019	8,855
BMC Software, Inc.†	2,003	90,416
Guidewire Software, Inc.†	204	8,578
Informatica Corp.†	3,152	110,257
MicroStrategy, Inc., Class A†	72	6,261
Omnicell, Inc.†	4,555	93,605
Oracle Corp.	19,789	607,918
PROS Holdings, Inc.†	391	11,711
QLIK Technologies, Inc.†	671	18,969
Tyler Technologies, Inc.†	2,468	169,181
Ultimate Software Group, Inc.†	196	22,989

		1,156,278

Entertainment Software — 0.0%
Take-Two Interactive Software, Inc.†	831	12,440

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	369	8,675

Environmental Monitoring & Detection — 0.0%
Mine Safety Appliances Co.	223	10,381

Filtration/Separation Products — 0.0%
CLARCOR, Inc.	316	16,498
Pall Corp.	287	19,066

		35,564

Security Description	Shares	Value (Note 2)

Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	41	$4,307

Finance-Consumer Loans — 0.0%
Encore Capital Group, Inc.†	177	5,861
Portfolio Recovery Associates, Inc.†	127	19,511
World Acceptance Corp.†	82	7,129

		32,501

Finance-Credit Card — 0.1%
American Express Co.	622	46,501
Visa, Inc., Class A	459	83,882

		130,383

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	23,782	504,892
Diamond Hill Investment Group, Inc.	51	4,337
Greenhill & Co., Inc.	245	11,206
LPL Financial Holdings, Inc.	372	14,047
Stifel Financial Corp.†	240	8,561

		543,043

Finance-Leasing Companies — 0.0%
Fly Leasing, Ltd. ADR	5,215	87,873

Finance-Mortgage Loan/Banker — 0.0%
Nationstar Mortgage Holdings, Inc.†	188	7,039

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	1,222	7,198
Deutsche Boerse AG ADR	95,300	622,785
Higher One Holdings, Inc.†	445	5,180
IntercontinentalExchange, Inc.†	104	18,487
MarketAxess Holdings, Inc.	294	13,744
Outerwall Inc†	231	13,553

		680,947

Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	674	6,726
Sturm Ruger & Co., Inc.	149	7,158

		13,884

Fisheries — 0.2%
Marine Harvest ASA ADR	19,200	388,416

Food-Canned — 0.0%
TreeHouse Foods, Inc.†	192	12,584

Food-Confectionery — 0.0%
Hershey Co.	175	15,624
Tootsie Roll Industries, Inc.	251	7,977

		23,601

Food-Flour & Grain — 0.0%
Post Holdings, Inc.†	210	9,169

Food-Misc./Diversified — 0.8%
B&G Foods, Inc.	3,066	104,397
General Mills, Inc.	6,967	338,109
Hain Celestial Group, Inc.†	265	17,217
J&J Snack Foods Corp.	119	9,258
Kellogg Co.	266	17,085
Kraft Foods Group, Inc.	9,648	539,034
Lancaster Colony Corp.	109	8,501
McCormick & Co., Inc.	209	14,705
Mondelez International, Inc., Class A	7,647	218,169
Snyders-Lance, Inc.	341	9,688
Unilever NV	10,000	393,100

		1,669,263

20

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)

Food-Retail — 0.9%
Dairy Farm International Holdings, Ltd. ADR	4,394	$262,322
Kroger Co.	32,282	1,115,020
SUPERVALU, Inc.†	1,702	10,586
Tesco PLC ADR	33,000	503,250
Whole Foods Market, Inc.	378	19,460

		1,910,638

Food-Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	200	5,438
Sysco Corp.	813	27,772
United Natural Foods, Inc.†	377	20,354

		53,564

Footwear & Related Apparel — 0.0%
Crocs, Inc.†	728	12,012
Steven Madden, Ltd.†	291	14,079
Wolverine World Wide, Inc.	336	18,349

		44,440

Forestry — 0.0%
Deltic Timber Corp.	80	4,626

Gambling (Non-Hotel) — 0.1%
OPAP SA ADR	40,200	168,036

Gas-Distribution — 0.6%
Sempra Energy	14,981	1,224,847
Vectren Corp.	1,851	62,619

		1,287,466

Gold Mining — 0.1%
Banro Corp.†	132,000	99,000
Gold Resource Corp.	275	2,395
IAMGOLD Corp.	13,100	56,723

		158,118

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	96	10,601

Heart Monitors — 0.0%
HeartWare International, Inc.†	119	11,318

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	2,602	68,302

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	202	5,818
Select Comfort Corp.†	457	11,452

		17,270

Hotels/Motels — 0.0%
Marriott International, Inc., Class A	237	9,568
Red Lion Hotels Corp.†	10,762	65,756
Starwood Hotels & Resorts Worldwide, Inc.	245	15,481
Wyndham Worldwide Corp.	201	11,503

		102,308

Housewares — 0.0%
Libbey, Inc.†	332	7,958

Human Resources — 0.4%
Adecco SA ADR	19,200	544,320
Insperity, Inc.	187	5,666
Kforce, Inc.	490	7,154

Security Description	Shares	Value (Note 2)

Human Resources (continued)
On Assignment, Inc.†	422	$11,276
Robert Half International, Inc.	3,911	129,963
Team Health Holdings, Inc.†	261	10,719
TrueBlue, Inc.†	6,548	137,835

		846,933

Industrial Automated/Robotic — 0.0%
Cognex Corp.	323	14,606
Rockwell Automation, Inc.	256	21,284

		35,890

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,365	216,563
Praxair, Inc.	287	33,051

		249,614

Instruments-Controls — 0.2%
Honeywell International, Inc.	5,031	399,160
Woodward, Inc.	520	20,800

		419,960

Instruments-Scientific — 0.3%
FEI Co.	2,630	191,964
Fluidigm Corp.†	462	8,066
Thermo Fisher Scientific, Inc.	2,825	239,080
Waters Corp.†	2,406	240,720

		679,830

Insurance Brokers — 0.2%
eHealth, Inc.†	350	7,952
Marsh & McLennan Cos., Inc.	497	19,840
Willis Group Holdings PLC	10,500	428,190

		455,982

Insurance-Life/Health — 0.1%
Protective Life Corp.	2,640	101,403
StanCorp Financial Group, Inc.	1,425	70,409

		171,812

Insurance-Multi-line — 1.6%
ACE, Ltd.	14,170	1,267,931
Allianz SE ADR	15,408	225,111
Allstate Corp.	11,057	532,063
MetLife, Inc.	28,239	1,292,217
XL Group PLC	7,488	227,036

		3,544,358

Insurance-Property/Casualty — 1.4%
Catlin Group, Ltd. ADR	47,600	719,712
Chubb Corp.	4,679	396,077
Fidelity National Financial, Inc., Class A	49,448	1,177,357
Hanover Insurance Group, Inc.	372	18,202
HCC Insurance Holdings, Inc.	15,017	647,383
Markel Corp.†	342	180,217
OneBeacon Insurance Group, Ltd., Class A	4,809	69,634

		3,208,582

Insurance-Reinsurance — 0.4%
PartnerRe, Ltd.	1,378	124,792
Swiss Re AG ADR	8,413	627,559
Validus Holdings, Ltd.	2,609	94,237

		846,588

21

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Application Software — 0.0%
Dealertrack Technologies, Inc.†	283	$10,026
VirnetX Holding Corp.†	325	6,497
Vocus, Inc.†	236	2,483

		19,006

Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.	400	11,260

Internet Content-Entertainment — 0.0%
Facebook, Inc., Class A†	585	14,543

Internet Content-Information/News — 0.0%
Bankrate, Inc.†	402	5,773
Dice Holdings, Inc.†	620	5,710
HealthStream, Inc.†	223	5,646

		17,129

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	139	9,563
Responsys, Inc.†	533	7,627

		17,190

Internet Security — 0.0%
Sourcefire, Inc.†	209	11,610
VeriSign, Inc.†	260	11,612
Zix Corp.†	2,192	9,272

		32,494

Internet Telephone — 0.0%
BroadSoft, Inc.†	219	6,044

Investment Companies — 0.1%
Ares Capital Corp.	8,090	139,148

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	2,050	165,804
BlackRock, Inc.	4,087	1,049,746
Cohen & Steers, Inc.	159	5,403
Financial Engines, Inc.	399	18,191
Franklin Resources, Inc.	4,205	571,964
GAMCO Investors, Inc., Class A	186	10,306
T. Rowe Price Group, Inc.	3,462	253,245
Virtus Investment Partners, Inc.†	45	7,932
Westwood Holdings Group, Inc.	212	9,099

		2,091,690

Lasers-System/Components — 0.0%
Electro Scientific Industries, Inc.	919	9,889
II-VI, Inc.†	366	5,951

		15,840

Leisure Products — 0.0%
Brunswick Corp.	709	22,653

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	334	25,224
Universal Display Corp.†	305	8,573

		33,797

Machine Tools & Related Products — 0.2%
Lincoln Electric Holdings, Inc.	7,330	419,789

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,722	142,048

Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	356	11,979

Security Description	Shares	Value (Note 2)

Machinery-Farming — 0.7%
AG Growth International, Inc.	13,400	$431,212
AGCO Corp.	1,425	71,521
Deere & Co.	13,759	1,117,919
Lindsay Corp.	125	9,372

		1,630,024

Machinery-General Industrial — 0.2%
Altra Holdings, Inc.	289	7,913
Applied Industrial Technologies, Inc.	2,244	108,453
Chart Industries, Inc.†	232	21,829
DXP Enterprises, Inc.†	120	7,992
IDEX Corp.	2,844	153,036
Middleby Corp.†	158	26,874
Tennant Co.	135	6,516

		332,613

Machinery-Pumps — 0.0%
Flowserve Corp.	369	19,930
Gorman-Rupp Co.	219	6,973

		26,903

Medical Information Systems — 0.1%
athenahealth, Inc.†	276	23,383
Cerner Corp.†	180	17,296
Computer Programs & Systems, Inc.	2,328	114,398
Medidata Solutions, Inc.†	182	14,096
Quality Systems, Inc.	349	6,530

		175,703

Medical Instruments — 0.5%
Abaxis, Inc.	173	8,219
ArthroCare Corp.†	190	6,561
DexCom, Inc.†	610	13,695
Edwards Lifesciences Corp.†	3,336	224,179
Endologix, Inc.†	563	7,477
Genomic Health, Inc.†	164	5,200
Integra LifeSciences Holdings Corp.†	89	3,260
Intuitive Surgical, Inc.†	46	23,303
MAKO Surgical Corp.†	365	4,398
Medtronic, Inc.	12,708	654,081
Spectranetics Corp.†	486	9,078
St Jude Medical, Inc.	388	17,704
Techne Corp.	1,858	128,351
Vascular Solutions, Inc.†	603	8,870
Volcano Corp.†	390	7,071

		1,121,447

Medical Labs & Testing Services — 0.1%
Bio-Reference Labs, Inc.†	204	5,865
Covance, Inc.†	1,300	98,982
Laboratory Corp. of America Holdings†	148	14,815

		119,662

Medical Products — 0.9%
ABIOMED, Inc.†	351	7,568
Accuray, Inc.†	1,148	6,589
Atrion Corp.	33	7,217
Baxter International, Inc.	546	37,821
Becton, Dickinson and Co.	5,921	585,172
Cantel Medical Corp.	222	7,519
Covidien PLC	8,100	509,004
Cyberonics, Inc.†	191	9,924
Haemonetics Corp.†	306	12,653

22

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)
Medical Products (continued)

Luminex Corp.†	416	$8,574
NxStage Medical, Inc.†	524	7,483
Orthofix International NV†	130	3,497
Sonova Holding AG ADR	8,900	188,591
Stryker Corp.	354	22,897
Teleflex, Inc.	5,506	426,660
Varian Medical Systems, Inc.†	2,695	181,778
West Pharmaceutical Services, Inc.	129	9,064

		2,032,011

Medical Sterilization Products — 0.0%
STERIS Corp.	276	11,835

Medical-Biomedical/Gene — 0.4%
Acorda Therapeutics, Inc.†	338	11,151
Aegerion Pharmaceuticals, Inc.†	151	9,564
Affymax, Inc.†	356	367
Alexion Pharmaceuticals, Inc.†	209	19,278
Alnylam Pharmaceuticals, Inc.†	422	13,086
AMAG Pharmaceuticals, Inc.†	367	8,166
Amgen, Inc.	716	70,640
Arena Pharmaceuticals, Inc.†	1,289	9,925
Arqule, Inc.†	1,442	3,345
Biogen Idec, Inc.†	238	51,218
Celgene Corp.†	453	52,960
Cubist Pharmaceuticals, Inc.†	476	22,991
Curis, Inc.†	1,183	3,774
Dendreon Corp.†	1,524	6,279
Dynavax Technologies Corp.†	1,652	1,817
Exact Sciences Corp.†	701	9,751
Exelixis, Inc.†	1,737	7,886
Gilead Sciences, Inc.†	10,747	550,354
Halozyme Therapeutics, Inc.†	950	7,543
ImmunoGen, Inc.†	587	9,738
InterMune, Inc.†	514	4,945
Ligand Pharmaceuticals, Inc., Class B†	247	9,243
Medicines Co.†	422	12,981
NPS Pharmaceuticals, Inc.†	597	9,015
PDL BioPharma, Inc.	891	6,878
Regeneron Pharmaceuticals, Inc.†	77	17,316
Rigel Pharmaceuticals, Inc.†	568	1,897
Seattle Genetics, Inc.†	746	23,469
Spectrum Pharmaceuticals, Inc.	563	4,200
Vertex Pharmaceuticals, Inc.†	269	21,485
Vical, Inc.†	1,495	4,679
ZIOPHARM Oncology, Inc.†	1,049	2,203

		988,144

Medical-Drugs — 3.9%
Abbott Laboratories	20,719	722,679
AbbVie, Inc.	21,466	887,404
Achillion Pharmaceuticals, Inc.†	739	6,045
Akorn, Inc.†	437	5,908
Alkermes PLC†	927	26,586
Allergan, Inc.	6,079	512,095
Auxilium Pharmaceuticals, Inc.†	391	6,502
Bristol-Myers Squibb Co.	10,652	476,038
Forest Laboratories, Inc.†	1,709	70,069
Furiex Pharmaceuticals, Inc.†	110	3,748
GlaxoSmithKline PLC ADR	18,896	944,233
Idenix Pharmaceuticals, Inc.†	772	2,787
Infinity Pharmaceuticals, Inc.†	176	2,860

Security Description	Shares	Value (Note 2)

Medical-Drugs (continued)
Ironwood Pharmaceuticals, Inc.†	661	$6,577
Jazz Pharmaceuticals PLC†	320	21,994
Johnson & Johnson	11,524	989,451
Merck & Co., Inc.	21,490	998,211
Novartis AG ADR	16,115	1,139,492
Novo Nordisk A/S ADR	800	123,976
Opko Health, Inc.†	1,104	7,838
Optimer Pharmaceuticals, Inc.†	559	8,089
Pfizer, Inc.	35,313	989,117
Roche Holding AG ADR	10,636	657,996
Santarus, Inc.†	548	11,535
Sciclone Pharmaceuticals, Inc.†	798	3,958
Vivus, Inc.†	767	9,649

		8,634,837

Medical-Generic Drugs — 0.4%
Actavis, Inc.†	1,192	150,454
Impax Laboratories, Inc.†	531	10,594
Mylan, Inc.†	647	20,076
Perrigo Co.	131	15,851
Teva Pharmaceutical Industries, Ltd. ADR	18,781	736,215

		933,190

Medical-HMO — 0.0%
Centene Corp.†	398	20,879
Health Net, Inc.†	219	6,969
WellCare Health Plans, Inc.†	140	7,777

		35,625

Medical-Hospitals — 0.2%
Acadia Healthcare Co., Inc.†	284	9,392
Universal Health Services, Inc., Class B	7,863	526,506

		535,898

Medical-Outpatient/Home Medical — 0.0%
Air Methods Corp.	282	9,554

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	423	23,616
McKesson Corp.	4,973	569,409

		593,025

Metal Processors & Fabrication — 0.2%
Haynes International, Inc.	130	6,223
Precision Castparts Corp.	1,554	351,219
RBC Bearings, Inc.†	148	7,689
Sun Hydraulics Corp.	201	6,287

		371,418

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	6,969	192,414

Miscellaneous Manufacturing — 0.1%
Aptargroup, Inc.	3,400	187,714
Hillenbrand, Inc.	390	9,247
John Bean Technologies Corp.	401	8,425
Trimas Corp.†	281	10,476

		215,862

Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp.†	695	19,092

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	2,483	136,118

23

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCK (continued)

MRI/Medical Diagnostic Imaging — 0.0%
CML HealthCare, Inc.	295	$2,962

Multimedia — 0.7%
News Corp., Class A†.	775	25,265
Viacom, Inc., Class B	6,211	422,659
Walt Disney Co.	16,001	1,010,463

		1,458,387

Networking Products — 0.2%
Anixter International, Inc.†	133	10,083
Cisco Systems, Inc.	11,147	270,983
Infinera Corp.†	1,219	13,007
Ixia†	389	7,157
LogMeIn, Inc.†	239	5,846
NETGEAR, Inc.†	137	4,184
Polycom, Inc.†	7,533	79,398
Procera Networks, Inc.†	260	3,570

		394,228

Non-Ferrous Metals — 0.3%
Cameco Corp.	35,200	727,232

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	8,245	279,835
Waste Connections, Inc.	5,704	234,663

		514,498

Office Furnishings-Original — 0.1%
Herman Miller, Inc.	427	11,559
HNI Corp.	7,729	278,785
Interface, Inc.	501	8,502
Knoll, Inc.	304	4,320

		303,166

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	571	3,632

Oil & Gas Drilling — 0.2%
Ensco PLC, Class A	4,700	273,164
Nabors Industries, Ltd.	4,471	68,451

		341,615

Oil Companies-Exploration & Production — 2.0%
Abraxas Petroleum Corp.†	1,697	3,564
Apache Corp.	6,445	540,284
Approach Resources, Inc.†	250	6,143
BreitBurn Energy Partners LP	5,253	95,867
Cabot Oil & Gas Corp.	309	21,945
Carrizo Oil & Gas, Inc.†	326	9,236
Cimarex Energy Co.	3,500	227,465
CNOOC, Ltd. ADR	505	84,577
Concho Resources, Inc.†	158	13,228
Contango Oil & Gas Co.	100	3,375
Crescent Point Energy Corp.	7,966	270,179
Devon Energy Corp.	5,386	279,426
Encana Corp.	17,959	304,225
Energen Corp.	3,450	180,297
Energy XXI Bermuda, Ltd.	464	10,292
EOG Resources, Inc.	297	39,109
FX Energy, Inc.†	915	2,937
Goodrich Petroleum Corp.†	381	4,877
Gulfport Energy Corp.†	161	7,578
Halcon Resources Corp.†	1,007	5,710

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Isramco, Inc.†	49	$4,566
Kodiak Oil & Gas Corp.†	2,049	18,216
Northern Oil and Gas, Inc.†	513	6,843
Oasis Petroleum, Inc.†	624	24,255
Occidental Petroleum Corp.	15,102	1,347,551
Pengrowth Energy Corp.	29,366	144,359
Penn West Petroleum, Ltd.	48,352	511,564
Pioneer Natural Resources Co.	156	22,581
Range Resources Corp.	218	16,856
Rosetta Resources, Inc.†	422	17,943
Vaalco Energy, Inc.†	682	3,901
Vermilion Energy, Inc.	2,274	111,159
Zargon Oil & Gas, Ltd.	8,567	51,563

		4,391,671

Oil Companies-Integrated — 2.7%
Chevron Corp.	15,701	1,858,056
Exxon Mobil Corp.	16,398	1,481,559
Marathon Oil Corp.	14,885	514,723
Royal Dutch Shell PLC ADR	18,825	1,247,533
Total SA ADR	16,482	802,674

		5,904,545

Oil Field Machinery & Equipment — 0.1%
Cameron International Corp.†	327	19,999
Dril-Quip, Inc.†	301	27,177
Flotek Industries, Inc.†	522	9,365
FMC Technologies, Inc.†	337	18,764
Lufkin Industries, Inc.	280	24,772
Natural Gas Services Group, Inc.†	5,638	132,437

		232,514

Oil Refining & Marketing — 0.6%
Calumet Specialty Products Partners LP	2,978	108,340
CVR Energy, Inc.	79	3,745
HollyFrontier Corp.	9,345	399,779
Marathon Petroleum Corp.	9,446	671,233
Suburban Propane Partners LP	2,450	113,802
Western Refining, Inc.	231	6,484

		1,303,383

Oil-Field Services — 0.1%
Halliburton Co.	561	23,405
Schlumberger, Ltd.	3,342	239,488
Targa Resources Corp.	270	17,369

		280,262

Paper & Related Products — 0.0%
Buckeye Technologies, Inc.	200	7,408
Clearwater Paper Corp.†	182	8,565
Wausau Paper Corp.	694	7,911

		23,884

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	419	13,161
Masimo Corp.	422	8,946

		22,107

Pharmacy Services — 0.0%
Catamaran Corp.†	260	12,667
Express Scripts Holding Co.†	782	48,242

		60,909

24

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	196	$5,417

Physicians Practice Management — 0.0%
IPC The Hospitalist Co., Inc.†	134	6,882

Pipelines — 1.0%
Atlas Pipeline Partners LP	4,090	156,197
Crosstex Energy, Inc.	545	10,769
Enterprise Products Partners LP	12,038	748,162
Kinder Morgan Energy Partners LP	6,409	547,329
Kinder Morgan, Inc.	18,892	720,730
ONEOK, Inc.	653	26,975
Williams Cos., Inc.	711	23,086

		2,233,248

Poultry — 0.0%
Sanderson Farms, Inc.	230	15,277

Power Converter/Supply Equipment — 0.1%
Capstone Turbine Corp.†	4,929	5,767
Hubbell, Inc., Class B	1,356	134,244

		140,011

Precious Metals — 0.0%
Coeur Mining, Inc.†	251	3,338
Paramount Gold and Silver Corp.†	2,192	2,609

		5,947

Printing-Commercial — 0.0%
Deluxe Corp.	258	8,940
Valassis Communications, Inc.	235	5,778
VistaPrint NV†	321	15,848

		30,566

Private Equity — 0.1%
KKR & Co. LP	9,300	182,838

Protection/Safety — 0.0%
Landauer, Inc.	1,409	68,069

Radio — 0.0%
Sirius XM Radio, Inc.	7,105	23,802

Real Estate Investment Trusts — 2.7%
Acadia Realty Trust	475	11,728
Agree Realty Corp.	3,014	88,973
Alexander’s, Inc.	44	12,923
Alexandria Real Estate Equities, Inc.	7,377	484,816
American Capital Agency Corp.	33,956	780,648
American Tower Corp.	398	29,122
Annaly Capital Management, Inc.	42,873	538,914
Apartment Investment & Management Co., Class A	486	14,599
CapLease, Inc.	10,462	88,299
Capstead Mortgage Corp.	10,677	129,192
Colony Financial, Inc.	4,818	95,830
CYS Investments, Inc.	16,354	150,620
Digital Realty Trust, Inc.	22,576	1,377,136
DuPont Fabros Technology, Inc.	285	6,883
EastGroup Properties, Inc.	873	49,124
EPR Properties	2,221	111,650
Essex Property Trust, Inc.	1,151	182,917
Extra Space Storage, Inc.	487	20,420
FelCor Lodging Trust, Inc.†	1,399	8,268
Glimcher Realty Trust	1,084	11,837

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Gyrodyne Co. of America, Inc.	51	$3,646
Hatteras Financial Corp.	3,807	93,804
HCP, Inc.	8,086	367,428
Highwoods Properties, Inc.	363	12,926
Kilroy Realty Corp.	317	16,804
Medical Properties Trust, Inc.	3,661	52,426
Omega Healthcare Investors, Inc.	5,894	182,832
Plum Creek Timber Co., Inc.	2,425	113,175
Potlatch Corp.	204	8,250
PS Business Parks, Inc.	98	7,073
Regency Centers Corp.	364	18,495
Ryman Hospitality Properties, Inc	172	6,710
Sabra Health Care REIT, Inc.	2,275	59,400
Simon Property Group, Inc.	234	36,953
Sovran Self Storage, Inc.	204	13,217
Strategic Hotels & Resorts, Inc.†	1,819	16,116
Sun Communities, Inc.	222	11,047
Tanger Factory Outlet Centers	9,534	319,008
UMH Properties, Inc.	969	9,952
Ventas, Inc.	1,463	101,620
Washington Real Estate Investment Trust	161	4,332
Weyerhaeuser Co.	12,675	361,111

		6,010,224

Real Estate Management/Services — 0.0%
HFF, Inc., Class A	303	5,384

Real Estate Operations & Development — 0.1%
Gafisa SA ADR†	57,600	144,576

Recreational Centers — 0.0%
Life Time Fitness, Inc.†	313	15,684

Recreational Vehicles — 0.0%
Arctic Cat, Inc.	135	6,072

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	9,802	274,554
Avis Budget Group, Inc.†	835	24,006
Hertz Global Holdings, Inc.†	13,464	333,907
McGrath RentCorp	3,546	121,132

		753,599

Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	516	1,290
PAREXEL International Corp.†	453	20,811

		22,101

Resorts/Theme Parks — 0.0%
Six Flags Entertainment Corp.	538	18,916
Vail Resorts, Inc.	80	4,922

		23,838

Respiratory Products — 0.0%
ResMed, Inc.	367	16,563

Retail-Apparel/Shoe — 0.1%
Aeropostale, Inc.†	654	9,025
ANN, Inc.†	382	12,683
Buckle, Inc.	221	11,497
Cato Corp., Class A	295	7,363
Express, Inc.†	764	16,021
Francesca’s Holdings Corp.†	265	7,364
Gap, Inc.	404	16,859
Genesco, Inc.†	187	12,527
Guess?, Inc.	2,459	76,303

25

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Apparel/Shoe (continued)
Jos. A. Bank Clothiers, Inc.†	187	$7,727
L Brands, Inc.	344	16,942
PVH Corp.	140	17,507
Ross Stores, Inc.	251	16,267
rue21, Inc.†	255	10,611
Vera Bradley, Inc.†	196	4,245

		242,941

Retail-Auto Parts — 0.0%
AutoZone, Inc.†	47	19,914
O’Reilly Automotive, Inc.†	186	20,947

		40,861

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc.†	271	10,867
Copart, Inc.†	8,613	265,280

		276,147

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	300	21,270

Retail-Building Products — 0.2%
Home Depot, Inc.	5,072	392,928
Lumber Liquidators Holdings, Inc.†	215	16,742

		409,670

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	246	14,799

Retail-Discount — 0.5%
Costco Wholesale Corp.	9,346	1,033,387
Dollar Tree, Inc.†	353	17,947
HSN, Inc.	276	14,827
Wal-Mart Stores, Inc.	1,127	83,950

		1,150,111

Retail-Drug Store — 0.1%
CVS Caremark Corp.	4,000	228,720

Retail-Home Furnishings — 0.0%
Pier 1 Imports, Inc.	741	17,406

Retail-Jewelry — 0.3%
Tiffany & Co.	10,315	751,345

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,200	551,448
TJX Cos., Inc.	701	35,092

		586,540

Retail-Misc./Diversified — 0.0%
Pricesmart, Inc.	139	12,181

Retail-Pawn Shops — 0.0%
Ezcorp, Inc., Class A†	256	4,321
First Cash Financial Services, Inc.†	223	10,974

		15,295

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc.	212	14,202

Retail-Restaurants — 0.7%
AFC Enterprises, Inc.†	253	9,093
Biglari Holdings, Inc.†	20	8,208
BJ’s Restaurants, Inc.†	203	7,531
Bravo Brio Restaurant Group, Inc.†	350	6,237

Security Description	Shares	Value (Note 2)

Retail-Restaurants (continued)
Buffalo Wild Wings, Inc.†	128	$12,564
CEC Entertainment, Inc.	249	10,219
Cheesecake Factory, Inc.	395	16,547
Chipotle Mexican Grill, Inc.†	155	56,474
Cracker Barrel Old Country Store, Inc.	129	12,211
DineEquity, Inc.	151	10,399
Domino’s Pizza, Inc.	412	23,958
Jack in the Box, Inc.†	308	12,101
McDonald’s Corp.	5,948	588,852
Papa John’s International, Inc.†	153	10,002
Sonic Corp.†	528	7,688
Starbucks Corp.	10,369	679,066
Texas Roadhouse, Inc.	494	12,360
Yum! Brands, Inc.	490	33,977

		1,517,487

Retail-Sporting Goods — 0.0%
Cabela’s, Inc.†	303	19,622
Hibbett Sports, Inc.†	176	9,768
Zumiez, Inc.†	178	5,118

		34,508

Retail-Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	205	9,192

Retirement/Aged Care — 0.0%
Emeritus Corp.†	339	7,858

Rubber-Tires — 0.3%
Bridgestone Corp. ADR	9,300	637,050
Cooper Tire & Rubber Co.	441	14,628

		651,678

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	443	6,649

Satellite Telecom — 0.1%
DigitalGlobe, Inc.†	249	7,722
Inmarsat PLC ADR	28,500	289,845
Loral Space & Communications, Inc.	94	5,638

		303,205

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	28,556	539,137

Schools — 0.0%
American Public Education, Inc.†	219	8,138
Capella Education Co.†	193	8,039
Grand Canyon Education, Inc.†	354	11,409
K12, Inc.†	307	8,065
Strayer Education, Inc.	98	4,785

		40,436

Security Services — 0.2%
Brink’s Co.	350	8,928
Secom Co., Ltd. ADR	36,800	503,056

		511,984

Seismic Data Collection — 0.0%
Geospace Technologies Corp.†	126	8,704
ION Geophysical Corp.†	1,115	6,712

		15,416

Semiconductor Components-Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	481	8,350
Cypress Semiconductor Corp.	10,215	109,607

26

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Components-Integrated Circuits (continued)
Hittite Microwave Corp.†	221	$12,818
Linear Technology Corp.	550	20,262
Maxim Integrated Products, Inc.	21,812	605,937
Micrel, Inc.	622	6,145
Power Integrations, Inc.	215	8,721
QUALCOMM, Inc.	5,081	310,348
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,251	206,118

		1,288,306

Semiconductor Equipment — 0.4%
Applied Materials, Inc.	47,770	712,251
Cabot Microelectronics Corp.†	208	6,866
Lam Research Corp.†	4,629	205,250
MKS Instruments, Inc.	1,360	36,094
Ultratech, Inc.†	232	8,519
Veeco Instruments, Inc.†	114	4,038

		973,018

Software Tools — 0.0%
VMware, Inc., Class A†	148	9,914

Steel-Producers — 0.2%
Reliance Steel & Aluminum Co.	4,225	276,991
Schnitzer Steel Industries, Inc., Class A	6,950	162,491

		439,482

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	625	12,137
Corning, Inc.	13,425	191,038

		203,175

Telecom Services — 0.4%
BCE, Inc.	10,828	444,164
Consolidated Communications Holdings, Inc.	10,802	188,063
Primus Telecommunications Group, Inc.	451	5,385
Vivendi SA ADR	7,200	136,080

		773,692

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	429	10,558
Harris Corp.	3,352	165,086
Kudelski SA(1)	32,500	404,293

		579,937

Telephone-Integrated — 0.8%
AT&T, Inc.	15,731	556,877
CenturyLink, Inc.	9,531	336,921
General Communication, Inc., Class A†	580	4,541
Verizon Communications, Inc.	14,340	721,876
Windstream Corp.	16,919	130,446

		1,750,661

Television — 0.1%
Sinclair Broadcast Group, Inc., Class A	6,744	198,139

Therapeutics — 0.1%
AVANIR Pharmaceuticals, Inc., Class A†	1,553	7,144
BioMarin Pharmaceutical, Inc.†	283	15,789
Isis Pharmaceuticals, Inc.†	854	22,947
Neurocrine Biosciences, Inc.†	942	12,604
Pharmacyclics, Inc.†	438	34,808
Questcor Pharmaceuticals, Inc.	394	17,911

Security Description	Shares	Value (Note 2)

Therapeutics (continued)
Synageva BioPharma Corp.†	78	$3,276
Theravance, Inc.†	495	19,072

		133,551

Tobacco — 0.3%
Altria Group, Inc.	1,455	50,911
Imperial Tobacco Group PLC ADR	5,600	390,264
Lorillard, Inc.	471	20,573
Philip Morris International, Inc.	1,374	119,016

		580,764

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,676	149,801

Toys — 1.3%
Hasbro, Inc.	26,904	1,206,106
LeapFrog Enterprises, Inc.†	595	5,855
Mattel, Inc.	36,747	1,665,007

		2,876,968

Transactional Software — 0.0%
ACI Worldwide, Inc.†	275	12,782
InnerWorkings, Inc.†	477	5,175
Synchronoss Technologies, Inc.†	285	8,798

		26,755

Transport-Equipment & Leasing — 0.1%
Greenbrier Cos., Inc.†	5,548	135,205
TAL International Group, Inc.	2,944	128,270

		263,475

Transport-Marine — 0.1%
Kirby Corp.†	1,200	95,448
Tidewater, Inc.	2,300	131,031

		226,479

Transport-Rail — 0.6%
CSX Corp.	1,057	24,512
Genesee & Wyoming, Inc., Class A†	314	26,640
Norfolk Southern Corp.	5,346	388,387
Union Pacific Corp.	5,277	814,135

		1,253,674

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	278	15,654
Expeditors International of Washington, Inc.	10,600	402,906
Hub Group, Inc., Class A†	296	10,780
TNT Express NV ADR	33,400	251,669
United Parcel Service, Inc., Class B	7,250	626,980

		1,307,989

Transport-Truck — 0.1%
Celadon Group, Inc.	392	7,154
Con-way, Inc.	1,207	47,025
Forward Air Corp.	272	10,412
Knight Transportation, Inc.	470	7,905
Old Dominion Freight Line, Inc.†	517	21,518
Swift Transportation Co.†	919	15,200
Werner Enterprises, Inc.	227	5,487

		114,701

Travel Services — 0.0%
Ambassadors Group, Inc.	3,945	14,005
Interval Leisure Group, Inc.	315	6,275

		20,280

27

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Venture Capital — 0.1%
Hercules Technology Growth Capital, Inc.	11,585	$161,495

Veterinary Diagnostics — 0.1%
Neogen Corp.†	185	10,278
VCA Antech, Inc.†	4,287	111,848

		122,126

Virtual Reality Products — 0.0%
RealD, Inc.†	469	6,519

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co.	232	18,381
Star Scientific, Inc.†	1,744	2,424

		20,805

Water — 0.1%
California Water Service Group	4,100	79,991
Connecticut Water Service, Inc.	305	8,754
York Water Co.	845	16,080

		104,825

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	2,409	9,949

Web Hosting/Design — 0.0%
Equinix, Inc.†	66	12,191
NIC, Inc.	586	9,687
Web.com Group, Inc.†	382	9,779

		31,657

Web Portals/ISP — 0.4%
Google, Inc., Class A†	991	872,447

Wire & Cable Products — 0.0%
Belden, Inc.	336	16,776

Wireless Equipment — 0.1%
Aruba Networks, Inc.†	898	13,793
Crown Castle International Corp.†	314	22,731
InterDigital, Inc.	332	14,824
Motorola Solutions, Inc.	360	20,783
SBA Communications Corp., Class A†	178	13,193
ViaSat, Inc.†	278	19,866

		105,190

Total Common Stock (cost $110,019,796)		139,921,229

EXCHANGE-TRADED FUNDS — 1.6%
iShares MSCI Emerging Markets Index Fund (cost $3,553,846)	90,200	3,479,014

PREFERRED STOCK — 0.1%
Brewery — 0.1%
Cia de Bebidas das Americas ADR (cost $245,284)	6,075	226,901

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
ACE Securities Corp. FRS Series 2005-WF1, Class A2C 0.53% due 05/25/2035	$455,416	440,573
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A2 6.34% due 02/25/2038*(3)	200,000	198,831

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
ACE Securities Corp. Mtg. Loan Trust Series 2007-D1, Class A4 6.93% due 02/25/2038*(3)	$186,125	$187,098
American Credit Acceptance Receivables Trust Series 2012-3, Class A 1.64% due 11/15/2016*	229,322	229,002
Banc of America Commercial Mtg., Inc. VRS Series 2007-4, Class AM 5.81% due 02/10/2051(4)	300,000	324,562
Bear Stearns Asset Backed Securities Trust Series 2005-AC6, Class 21A1 5.25% due 09/25/2020(5)	367,388	374,882
Capital Auto Receivables Asset Trust Series 2013-1, Class A1 0.47% due 03/20/2015	250,000	249,568
Citigroup Mtg. Loan Trust, Inc. VRS Series 2009-11, Class 6A1 1.54% due 10/25/2035*(5)	32,305	31,463
Citigroup Mtg. Loan Trust, Inc. FRS Series 2010-10, Class 2A2 2.57% due 02/25/2036*(5)	400,000	341,752
Citigroup Mtg. Loan Trust, Inc. Series 2010-9, Class 3A1 4.25% due 01/25/2036*(5)	298,391	299,254
Citigroup Mtg. Loan Trust, Inc. Series 2010-8, Class 6A6 4.50% due 12/25/2036*(5)	122,967	126,078
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.35% due 01/15/2046(4)	300,000	320,849
Countrywide Home Loan Mtg. Pass Through Trust Series 2004-J1, Class 1A1 4.50% due 01/25/2019(5)	10,917	11,124
CPS Auto Trust Series 2013-B, Class A 1.82% due 09/15/2020*	250,000	249,269
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR4, Class 5A4 1.15% due 05/25/2034(5)	16,470	16,071
Credit Suisse Mtg. Capital Certs. Series 2009-12R, Class 18A1 6.00% due 01/27/2047*(5)	227,294	233,948
CSMC Trust VRS Series 2013-IVR1, Class A2 3.00% due 03/25/2043*(5)	198,168	191,585
First Franklin Mtg. Loan Trust FRS Series 2005-FF9, Class A3 0.47% due 10/25/2035	69,750	69,673
First Horizon Alternative Mtg. Securities Trust FRS Series 2004-AA3, Class A3 2.31% due 09/25/2034(5)	200,000	190,095
GS Mtg. Securities Trust VRS Series 2011-GC5, Class AS 5.21% due 08/10/2044*(4)	300,000	326,356
Jefferies Resecuritization Trust VRS Series 2009-R2, Class 2A 2.87% due 12/26/2037*(5)	262,479	264,521

28

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Jefferies Resecuritization Trust Series 2010-R4, Class 1A1 5.00% due 10/26/2036*(5)	$236,271	$239,659
JPMorgan Chase Commercial Mtg. Securities Corp. Series 2013-LC11, Class AS 3.22% due 04/15/2046(4)	300,000	277,943
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-CB18, Class A4 5.44% due 06/12/2047(4)	340,000	376,701
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)	300,000	314,647
Morgan Stanley Capital I Trust VRS Series 2005-T17, Class AJ 4.84% due 12/13/2041(4)	300,000	309,127
Morgan Stanley Capital I Trust VRS Series 2005-HQ6, Class AJ 5.07% due 08/13/2042(4)	340,000	356,260
Morgan Stanley Capital I Trust VRS Series 2006-HQ10, Class AJ 5.39% due 11/12/2041(4)	400,000	388,195
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AM 5.48% due 02/12/2044(4)	400,000	438,382
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 2B 2.85% due 07/26/2035*(5)	300,000	277,159
Morgan Stanley Re-REMIC Trust FRS Series 2010-R1, Class 1B 3.00% due 07/26/2035*(5)	200,000	199,198
Morgan Stanley Re-REMIC Trust Series 2010-R4, Class 3A 5.50% due 08/26/2047*(5)	308,288	309,603
New Century Home Equity Loan Trust FRS Series 2005-3, Class M1 0.67% due 07/25/2035	200,000	196,426
Residential Accredit Loans, Inc. Series 2003-QS23, Class A1 5.00% due 12/26/2018(5)	113,807	116,177
Residential Asset Securities Corp. VRS Series 2003-KS10, Class AI4 4.47% due 03/25/2032	83,304	85,746
Santander Drive Auto Receivables Trust Series 2013-2, Class A2 0.47% due 03/15/2016	250,000	249,862
Sequoia Mortgage Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(5)	247,998	247,587
SLM Private Credit Student Loan Trust FRS Series 2002-A, Class A2 0.82% due 12/16/2030	141,212	136,692
Soundview Home Equity Loan Trust FRS Series 2005-CTX1, Class M1 0.61% due 11/25/2035	60,000	58,078
Springleaf Funding Trust Series 2013-AA, Class A 2.58% due 09/15/2021*(2)	250,000	249,375
Springleaf Funding Trust Series 2013-BA, Class A 3.92% due 01/16/2023*	300,000	299,538

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Springleaf Mtg. Loan Trust VRS Series 2013-1A, Class M1 2.31% due 06/25/2058*(5)	$100,000	$100,173
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class AM 5.73% due 05/15/2043(4)	300,000	326,629
Wells Fargo Home Equity Trust FRS Series 2004-2, Class A21B 0.61% due 10/25/2034	15,785	15,092
WF-RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(4)	350,000	367,660

Total Asset Backed Securities (cost $10,353,166)		10,612,463

CONVERTIBLE BONDS & NOTES — 0.3%
Auto/Truck Parts & Equipment. Original — 0.2%
Meritor, Inc. Company Guar. Notes 7.88% due 03/01/2026*	500,000	607,812

Pharmacy Services — 0.1%
Omnicare, Inc. Company Guar. Notes 3.25% due 12/15/2035	149,000	153,470

Total Convertible Bonds & Notes (cost $627,010)		761,282

U.S. CORPORATE BONDS & NOTES — 12.6%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	500,000	436,559

Alternative Waste Technology — 0.2%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*	500,000	510,000

Banks-Commercial — 0.2%
KeyBank NA Sub. Notes 7.41% due 10/15/2027	250,000	275,996
Wachovia Bank NA FRS Sub. Notes 0.65% due 11/03/2014	250,000	250,076

		526,072

Banks-Super Regional — 0.5%
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017	250,000	284,773
PNC Financial Services Group, Inc. FRS Jr. Sub. Notes 6.75% due 08/01/2021(6)	250,000	271,250
US Bancorp Senior Notes 3.00% due 03/15/2022	250,000	242,732
Wells Fargo & Co. FRS Jr. Sub. Notes 7.98% due 03/15/2018(6)	250,000	282,500

		1,081,255

29

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic — 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*	$750,000	$624,375

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.50% due 07/15/2022	250,000	233,400

Cable/Satellite TV — 0.2%
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/2037	500,000	500,719

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 9.13% due 12/01/2018	250,000	260,625

Casino Services — 0.1%
Peninsula Gaming LLC Company Guar. Notes 8.38% due 02/15/2018*	250,000	260,000

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/2015	250,000	253,438

Computers — 0.1%
Apple, Inc. Senior Notes 2.40% due 05/03/2023	250,000	231,866

Containers-Paper/Plastic — 0.1%
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	237,500

Diversified Banking Institutions — 1.1%
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	250,000	261,833
Bank of America Corp. FRS Jr. Sub. Notes 8.13% due 05/15/2018(6)	500,000	562,500
Citigroup, Inc. Senior Notes 4.75% due 05/19/2015	250,000	264,400
Citigroup, Inc. Sub. Notes 5.00% due 09/15/2014	250,000	259,807
Goldman Sachs Group, Inc. Senior Notes 5.25% due 07/27/2021	500,000	534,950
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(6)	250,000	282,500
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	273,993

		2,439,983

Diversified Financial Services — 0.4%
General Electric Capital Corp. FRS Senior Notes 0.48% due 05/11/2016	250,000	247,525

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
General Electric Capital Corp. Sub. Notes 5.30% due 02/11/2021	$500,000	$548,485

		796,010

Electric-Integrated — 0.5%
PacifiCorp 1st Mtg. Bonds 5.25% due 06/15/2035	500,000	545,547
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	500,000	508,812

		1,054,359

Electric-Transmission — 0.3%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	500,000	620,663

Finance-Auto Loans — 0.5%
Ford Motor Credit Co. LLC Senior Notes 3.98% due 06/15/2016	750,000	785,722
Ford Motor Credit Co. LLC Senior Notes 5.88% due 08/02/2021	250,000	272,563

		1,058,285

Finance-Commercial — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	250,000	242,500

Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 3.88% due 11/09/2015	250,000	258,750
Jefferies Group LLC Senior Notes 5.13% due 04/13/2018	250,000	261,250
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	250,000	301,250

		821,250

Food-Misc./Diversified — 0.4%
Ingredion, Inc. Senior Notes 3.20% due 11/01/2015	250,000	261,252
Ingredion, Inc. Senior Notes 4.63% due 11/01/2020	500,000	528,825

		790,077

Gas-Distribution — 0.1%
Sempra Energy Senior Notes 2.30% due 04/01/2017	250,000	253,208

Independent Power Producers — 0.4%
GenOn Energy, Inc. Senior Notes 9.88% due 10/15/2020	500,000	550,000

30

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	$250,000	$267,500

		817,500

Insurance-Life/Health — 0.1%
Prudential Covered Trust 2012-1 Sec. Notes 3.00% due 09/30/2015*	270,000	278,618

Insurance-Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 3.00% due 05/04/2015*	250,000	260,507

Insurance-Property/Casualty — 0.3%
Fidelity National Financial, Inc. Senior Notes 6.60% due 05/15/2017	500,000	554,188

Medical Labs & Testing Services — 0.1%
Vantage Oncology LLC/Vantage Oncology Finance Co. Senior Sec. Notes 9.50% due 06/15/2017*	250,000	247,500

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.88% due 11/15/2021	250,000	257,319
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	250,000	268,459

		525,778

Medical-Drugs — 0.1%
AbbVie, Inc. Company Guar. Notes 2.90% due 11/06/2022*	250,000	233,785

Medical-HMO — 0.3%
MultiPlan, Inc. Company Guar. Notes 9.88% due 09/01/2018*	500,000	543,750

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	500,000	501,250

MRI/Medical Diagnostic Imaging — 0.4%
Alliance HealthCare Services, Inc. Senior Notes 8.00% due 12/01/2016	750,000	755,625

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/2021	250,000	274,479

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022	250,000	257,964

Security Description	Principal Amount	Value (Note 2)

Oil Companies-Exploration & Production — 0.5%
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	$500,000	$516,250
Whiting Petroleum Corp. Company Guar. Notes 6.50% due 10/01/2018	500,000	528,750

		1,045,000

Oil Companies-Integrated — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	250,000	258,306

Oil Refining & Marketing — 0.1%
Tesoro Corp. Company Guar. Notes 5.38% due 10/01/2022	250,000	253,125

Oil-Field Services — 0.2%
Exterran Partners LP/ EXLP Finance Corp. Company Guar. Notes 6.00% due 04/01/2021*	500,000	492,500

Physical Therapy/Rehabilitation Centers — 0.2%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018	450,000	480,375

Pipelines — 0.5%
DCP Midstream Operating LP Company Guar. Notes 4.95% due 04/01/2022	250,000	256,256
El Paso Natural Gas Co. Senior Notes 7.50% due 11/15/2026	500,000	600,168
Enterprise Products Operating LLC Company Guar. Notes 1.25% due 08/13/2015	250,000	250,821

		1,107,245

Property Trust — 0.1%
WEA Finance LLC Company Guar. Notes 4.63% due 05/10/2021*	250,000	263,736

Real Estate Investment Trusts — 1.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.60% due 04/01/2022	250,000	254,782
BioMed Realty LP Company Guar. Notes 6.13% due 04/15/2020	250,000	279,724
CubeSmart LP Company Guar. Notes 4.80% due 07/15/2022	250,000	259,475
HCP, Inc. Senior Notes 6.00% due 03/01/2015	750,000	807,181
Healthcare Realty Trust, Inc. Senior Notes 5.75% due 01/15/2021	250,000	270,967
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	250,000	249,475

31

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	$500,000	$519,205
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	232,072

		2,872,881

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Senior Notes 4.50% due 08/16/2021*	250,000	261,438

Savings & Loans/Thrifts — 0.0%
Washington Mutual Bank Escrow Notes 5.50% due 01/15/2013†(2)(7)	125,000	13

Special Purpose Entity — 0.1%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017(3)	250,000	264,685

Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 5.95% due 01/15/2021	500,000	531,170

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	240,253

Telecom Services — 0.3%
Qwest Corp. Senior Notes 6.75% due 12/01/2021	500,000	556,614

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 2.50% due 08/15/2015	250,000	257,609

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*	250,000	258,325
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.75% due 05/11/2017*	250,000	261,575

		519,900

Total U.S. Corporate Bonds & Notes (cost $27,021,726)		27,887,938

FOREIGN CORPORATE BONDS & NOTES — 2.6%
Banks-Commercial — 0.1%
ING Bank NV Senior Notes 3.75% due 03/07/2017*	250,000	261,660

Cruise Lines — 0.5%
Royal Caribbean Cruises, Ltd. Senior Notes 7.25% due 03/15/2018	500,000	562,500

Security Description	Principal Amount	Value (Note 2)

Cruise Lines (continued)
Seven Seas Cruises S de RL LLC Sec. Notes 9.13% due 05/15/2019	$500,000	$530,000

		1,092,500

Diversified Banking Institutions — 0.1%
Morgan Stanley Senior Notes 6.00% due 05/13/2014	250,000	260,013

Diversified Minerals — 0.2%
Xstrata Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	500,000	484,058

Electric-Integrated — 0.1%
TransAlta Corp. Senior Notes 4.50% due 11/15/2022	250,000	238,420

Insurance-Reinsurance — 0.3%
Aspen Insurance Holdings, Ltd. Senior Notes 6.00% due 12/15/2020	500,000	560,846

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.75% due 03/10/2019	500,000	555,273
BP Capital Markets PLC Company Guar. Notes 5.25% due 11/07/2013	250,000	254,159
Petro-Canada Senior Notes 4.00% due 07/15/2013	750,000	750,865
Total Capital SA Company Guar. Notes 3.00% due 06/24/2015	250,000	261,247

		1,821,544

Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	250,000	247,159

Property Trust — 0.1%
WT Finance Aust Pty, Ltd./Westfield Capital/WEA Finance LLC Company Guar. Notes 5.13% due 11/15/2014*	250,000	265,901

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 6.00% due 03/01/2021	500,000	497,500

Total Foreign Corporate Bonds & Notes (cost $5,527,452)		5,729,601

U.S. GOVERNMENT AGENCIES — 11.2%
Federal Home Loan Mtg. Corp. — 3.8%
0.63% due 12/29/2014	250,000	251,133
3.00% due 01/01/2027	306,630	316,112
3.00% due 02/01/2027	313,436	322,867
3.00% due 10/01/2032	189,686	192,232
3.00% due 04/01/2042	254,571	248,523
3.00% due 10/01/2042	346,350	338,575
3.00% due 05/01/2043	199,443	194,787
3.50% due 02/01/2042	315,630	320,149

32

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.50% due 07/01/2042	$374,871	$380,493
3.50% due 09/01/2042	133,098	135,003
3.50% due 10/01/2042	196,191	199,331
4.00% due 08/01/2026	144,921	152,136
4.00% due 12/01/2040	446,337	465,892
4.50% due 07/01/2039	698,566	752,169
4.50% due 03/01/2041	199,196	213,543
5.00% due 08/01/2033	242,853	262,397
5.00% due 04/01/2035	166,864	178,834
5.00% due 01/01/2040	233,625	252,297
5.00% due 06/01/2041	106,295	115,313
5.50% due 11/01/2017	39,717	42,428
5.50% due 01/01/2018	42,217	45,098
5.50% due 11/01/2018	123,915	132,813
5.50% due 05/01/2031	51,652	55,949
5.50% due 12/01/2033	201,683	218,570
5.50% due 01/01/2036	135,831	147,964
6.00% due 04/01/2017	27,206	28,824
6.00% due 05/01/2017	46,751	49,584
6.00% due 05/01/2031	28,435	31,715
6.00% due 09/01/2032	20,919	23,340
6.00% due 01/01/2035	485,466	524,591
6.50% due 01/01/2032	115,905	131,058
7.00% due 02/01/2015	2,120	2,190
7.00% due 03/01/2015	5,652	5,810
7.00% due 06/01/2015	1,732	1,819
7.00% due 03/01/2016	11,595	12,173
7.00% due 01/01/2032	17,863	20,712
7.50% due 12/01/2030	32,950	36,889
7.50% due 01/01/2031	53,003	61,134
7.50% due 02/01/2031	6,541	7,573
8.00% due 08/01/2030	12,388	12,939
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(5)	193,859	195,216
Series 4033, Class ED
2.50% due 10/15/2036(5)	374,493	383,371
Series 3805, Class EG
3.50% due 06/15/2040(5)	156,129	162,226
Series 4121, Class UI
3.50% due 10/15/2042(5)(8)	774,631	174,514
Series 3741, Class PI
4.00% due 02/15/2035(5)(8)	448,539	43,986
Series 3754, Class MB
4.00% due 01/15/2039(5)	300,000	312,083
Series 3924, Class LB
4.00% due 05/15/2039(5)	200,000	207,179
Series 3844, Class QE
4.50% due 12/15/2040(5)	132,369	141,536

		8,505,070

Federal National Mtg. Assoc. — 4.6%
2.00% due 10/01/2027	376,213	366,860
2.00% due 02/01/2028	96,342	93,947
2.00% due 03/01/2028	292,694	285,417
2.50% due 05/01/2027	334,058	336,546
2.50% due 06/01/2027	537,521	541,536
3.00% due 04/01/2027	88,447	91,203
3.00% due 08/01/2042	177,858	174,022
3.00% due 10/01/2042	192,668	188,539
3.00% due 12/01/2042	195,564	191,364

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
3.00% due 02/01/2043	$466,054	$456,029
3.00% due 04/01/2043	249,127	239,396
3.50% due 03/01/2042	271,337	275,815
3.50% due 07/01/2042	148,269	150,806
3.50% due 09/01/2042	211,045	214,796
3.50% due 11/01/2042	292,877	298,082
4.00% due 09/01/2040	638,174	668,617
4.00% due 12/01/2040	234,681	246,252
4.00% due 01/01/2041	349,357	364,337
4.00% due 02/01/2041	190,055	198,092
4.00% due 11/01/2041	232,254	242,293
4.50% due 08/01/2040	261,505	277,067
4.50% due 09/01/2040	242,738	257,183
4.50% due 05/01/2041	144,799	154,442
4.50% due 09/01/2041	155,896	165,174
5.00% due 08/01/2033	187,233	202,551
5.00% due 12/01/2039	177,769	194,579
5.00% due 05/01/2040	162,396	177,763
5.00% due 06/01/2040	297,598	328,243
5.50% due 02/01/2034	394,489	425,267
5.50% due 08/01/2034	56,580	61,175
6.00% due 08/01/2018	9,605	10,438
6.00% due 05/01/2031	16,621	18,305
6.00% due 08/01/2031	118,384	130,378
6.00% due 04/01/2032	33,477	36,879
6.50% due 06/01/2019	13,126	14,556
6.50% due 09/01/2024	33,238	37,041
6.50% due 09/01/2025	5,516	6,122
6.50% due 11/01/2025	11,131	12,383
6.50% due 05/01/2026	19,812	21,938
6.50% due 11/01/2027	830	919
6.50% due 07/01/2029	87,240	98,143
6.50% due 01/01/2032	12,716	14,259
6.50% due 03/01/2032	85,102	97,961
6.50% due 04/01/2032	110,882	127,637
6.50% due 12/01/2032	38,715	43,594
6.50% due 07/01/2034	97,865	108,369
6.50% due 10/01/2037	124,784	140,316
7.00% due 05/01/2015	575	577
7.00% due 12/01/2015	703	711
7.00% due 04/01/2016	5,575	5,866
7.00% due 05/01/2029	12,019	14,040
7.00% due 09/01/2029	7,623	8,902
7.00% due 12/01/2029	1,364	1,383
7.00% due 01/01/2031	4,218	4,926
7.50% due 11/01/2030	23,241	26,509
7.50% due 01/01/2031	102,872	114,440
7.50% due 02/01/2031	20,397	22,370
7.50% due 03/01/2031	15,586	17,175
8.00% due 01/01/2016	45,928	48,480
Federal National Mtg. Assoc. REMIC
Series 2012-122, Class AD
2.00% due 02/25/2040(5)	97,149	96,022
Series 2012-141, Class PB
2.50% due 12/25/2042(5)	200,000	171,789
Series 2012-125, Class IG
3.50% due 11/25/2042(5)(8)	688,462	155,322
Series 2009-19, Class PW
4.50% due 10/25/2036(5)	300,000	325,645
Series 2007-84, Class P
5.00% due 08/25/2037(5)	115,057	125,442

33

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2002-16, Class TM
7.00% due 04/25/2032(5)	$207,587	$239,521
Series 1993-248, Class SA FRS
7.04% due 08/25/2023(5)(9)	15,349	15,613

		10,181,364

Government National Mtg. Assoc. — 2.8%
2.50% due 07/15/2027	278,243	281,262
3.00% due 02/15/2043	297,585	295,273
3.50% due 05/20/2027	152,836	160,584
3.50% due 11/15/2041	231,675	238,134
3.50% due 09/15/2042	270,336	277,982
4.00% due 08/15/2041	169,795	179,115
4.50% due 05/15/2039	134,217	142,980
4.50% due 10/15/2039	219,772	237,991
4.50% due 06/15/2041	191,541	206,549
5.00% due 02/15/2040	187,423	204,390
5.50% due 07/20/2033	225,160	250,840
5.50% due 02/20/2034	158,057	176,020
6.00% due 05/20/2032	58,676	65,668
6.00% due 07/20/2033	137,863	154,592
6.50% due 11/15/2023	32,107	35,373
6.50% due 12/15/2023	94,519	104,048
6.50% due 02/15/2024	30,215	31,449
6.50% due 03/20/2027	3,380	3,753
6.50% due 04/20/2027	20,826	23,151
6.50% due 04/20/2034	76,212	86,606
7.00% due 12/15/2022	5,354	6,115
7.00% due 05/15/2023	2,890	3,321
7.00% due 06/15/2023	2,331	2,678
7.00% due 12/15/2023	6,773	7,481
7.00% due 04/15/2028	12,333	12,928
7.50% due 08/15/2030	15,029	15,570
7.50% due 09/15/2030	4,764	5,110
7.50% due 11/15/2030	34,554	38,299
7.50% due 01/15/2031	13,643	15,647
Government National Mtg. Assoc. REMIC
Series 2013-7, Class IO VRS
0.74% due 05/16/2053(4)(8)	1,287,003	97,991
Series 2012-125, Class IO VRS
0.85% due 02/16/2053(4)(8)	1,979,556	148,578
Series 2012-139, Class IO VRS
0.87% due 02/16/2053(4)(8)	2,474,833	193,920
Series 2013-80, Class IO VRS
0.92% due 03/16/2052 (4)(8)	3,495,087	299,330
Series 2012-131, Class IO VRS
0.93% due 02/16/2053(4)(8)	1,978,638	171,111
Series 2013-30, Class IO VRS
0.99% due 09/16/2053(4)(8)	1,986,046	158,228
Series 2013-40, Class IO VRS
1.08% due 06/16/2054(4)(8)	2,291,991	171,150
Series 2013-55, Class AB
1.58% due 12/16/2042(4)	99,622	99,286
Series 2011-126, Class IO VRS
1.59% due 04/16/2053(4)(8)	3,848,667	303,487
Series 2009-94, Class KB
3.00% due 09/16/2039(5)	109,330	113,139
Series 2012-3, Class LA
3.50% due 03/20/2038(5)	371,450	394,885
Series 2011-128, Class BI
4.00% due 09/16/2026(5)(8)	1,265,723	140,705

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2011-28, Class V
4.00% due 02/20/2034(5)	$280,442	$298,120
Series 2010-165, Class IP
4.00% due 04/20/2038(5)(8)	775,196	114,589
Series 2002-70, Class PA
4.50% due 08/20/2032(5)	20,120	20,958
Series 2010-107, Class IO
4.50% due 04/20/2036(5)(8)	324,999	47,759
Series 2011-27, Class CB VRS
3.50% due 07/16/2045(4)	250,000	260,704

		6,296,849

Total U.S. Government Agencies (cost $24,785,788)		24,983,283

U.S. GOVERNMENT TREASURIES — 0.8%
United States Treasury Bonds — 0.3%
3.75% due 08/15/2041	250,000	263,945
6.25% due 08/15/2023	300,000	402,563

		666,508

United States Treasury Notes — 0.5%
1.75% due 10/31/2018	400,000	405,625
1.88% due 02/28/2014	100,000	101,144
2.13% due 05/31/2015	330,000	341,189
3.13% due 05/15/2021	100,000	107,383
4.13% due 05/15/2015	250,000	267,637

		1,222,978

Total U.S. Government Treasuries (cost $1,900,183)		1,889,486

LOANS(10)(11) — 0.1%
Casino Hotels — 0.1%
CCM Merger, Inc. 5.00% due 02/01/2017 (cost $215,107)	215,107	215,107

Total Long-Term Investment Securities (cost $184,249,358)		215,706,304

REPURCHASE AGREEMENT — 2.6%
Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 06/28/2013, to be repurchased 07/01/2013 in the amount of $5,785,005 and collateralized by $6,000,000 of United States Treasury Notes, bearing interest at 0.63% due 05/31/2017 and having an approximate value of $5,904,432. (cost $5,785,000)	5,785,000	5,785,000

TOTAL INVESTMENTS (cost $190,034,358)(12)	99.7%	221,491,304
Other assets less liabilities	0.3	616,715

NET ASSETS	100.0%	$222,108,019

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities

34

Anchor Series Trust Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

was $11,317,062 representing 5.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	“Step-up” security where the rate increases (“steps-up”) at a pre-determined rate. The rate reflected is as of June 30, 2013.
(4)	Commercial Mortgage Backed Security
(5)	Collateralized Mortgage Obligation
(6)	Perpetual Maturity- maturity date reflects the next call date.
(7)	Illiquid Security. At June 30, 2013, the aggregate value of these securities was $13 representing 0.0% of net assets.
(8)	Interest Only
(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current rate at June 30, 2013.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Bank (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(12)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

REMIC — Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2013 and unless otherwise noted, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Manufacturing Operations	$3,075,968	$192,331	$—	$3,268,299
Telecommunication Equipment	175,644	404,293	—	579,937
Other Industries*	136,072,993	—	—	136,072,993
Exchange-Traded Funds	3,479,014	—	—	3,479,014
Preferred Stock	226,901	—	—	226,901
Asset Backed Securities:
Diversified Financial Services	—	10,363,088	249,375	10,612,463
Convertible Bonds & Notes	—	761,282	—	761,282
U.S. Corporate Bonds & Notes:
Savings & Loans/Thrifts	—	—	13	13
Other Industries*	—	27,887,925	—	27,887,925
Foreign Corporate Bonds & Notes	—	5,729,601	—	5,729,601
U.S. Government Agencies	—	24,983,283	—	24,983,283
U.S. Government Treasuries	—	1,889,486	—	1,889,486
Loans	—	215,107	—	215,107
Repurchase Agreement	—	5,785,000	—	5,785,000

Total	$143,030,520	$78,211,396	$249,388	$221,491,304

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

35

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

Medical-Drugs	6.9%
Medical-Biomedical/Gene	4.6
Exchange-Traded Funds	4.4
Oil Companies-Integrated	4.3
Diversified Banking Institutions	4.1
Banks-Super Regional	3.4
Tobacco	3.2
Electric-Integrated	3.2
Commercial Services-Finance	3.1
Oil Companies-Exploration & Production	2.8
Diversified Manufacturing Operations	2.8
Retail-Drug Store	2.6
Repurchase Agreements	2.4
Multimedia	2.4
Consulting Services	2.4
Web Portals/ISP	2.4
Retail-Discount	2.4
Retail-Apparel/Shoe	2.1
E-Commerce/Products	2.1
Aerospace/Defense	2.0
Computer Services	1.9
Insurance-Multi-line	1.8
Investment Management/Advisor Services	1.8
Aerospace/Defense-Equipment	1.6
Retail-Restaurants	1.6
Beverages-Non-alcoholic	1.5
Applications Software	1.5
Networking Products	1.5
Enterprise Software/Service	1.5
Telephone-Integrated	1.5
Retail-Building Products	1.5
Medical Products	1.5
Computers	1.4
Medical-HMO	1.4
Medical-Generic Drugs	1.3
Insurance Brokers	1.3
Retail-Major Department Stores	1.2
Medical-Wholesale Drug Distribution	1.1
Chemicals-Diversified	0.9
Insurance-Life/Health	0.8
Computers-Memory Devices	0.8
Internet Security	0.7
Beverages-Wine/Spirits	0.7
Electric Products-Misc.	0.7
Oil-Field Services	0.7
Containers-Metal/Glass	0.6
Oil Field Machinery & Equipment	0.6
Cosmetics & Toiletries	0.6
Food-Meat Products	0.6
Rental Auto/Equipment	0.6
Computers-Integrated Systems	0.5
Banks-Commercial	0.5
Coatings/Paint	0.5
Independent Power Producers	0.3

100.6%

*	Calculated as a percentage of net assets

36

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.8%
Aerospace/Defense — 2.0%
Boeing Co.	6,855	$702,226
TransDigm Group, Inc.	3,855	604,349

		1,306,575

Aerospace/Defense-Equipment — 1.6%
United Technologies Corp.	11,525	1,071,133

Applications Software — 1.5%
Intuit, Inc.	11,020	672,551
Microsoft Corp.	9,740	336,322

		1,008,873

Banks-Commercial — 0.5%
Zions Bancorporation	12,335	356,235

Banks-Super Regional — 3.4%
PNC Financial Services Group, Inc.	13,100	955,252
Wells Fargo & Co.	31,385	1,295,259

		2,250,511

Beverages-Non-alcoholic — 1.5%
Monster Beverage Corp.†	11,005	668,774
PepsiCo, Inc.	4,195	343,109

		1,011,883

Beverages-Wine/Spirits — 0.7%
Constellation Brands, Inc., Class A†	9,250	482,110

Chemicals-Diversified — 0.9%
Dow Chemical Co.	18,805	604,957

Coatings/Paint — 0.5%
Sherwin-Williams Co.	1,995	352,317

Commercial Services-Finance — 3.1%
Automatic Data Processing, Inc.	12,260	844,224
Equifax, Inc.	10,370	611,104
Mastercard, Inc., Class A	1,040	597,480

		2,052,808

Computer Services — 1.9%
Accenture PLC, Class A	11,930	858,483
Cognizant Technology Solutions Corp., Class A†	5,805	363,451

		1,221,934

Computers — 1.4%
Apple, Inc.	2,350	930,788

Computers-Integrated Systems — 0.5%
Teradata Corp.†	7,095	356,382

Computers-Memory Devices — 0.8%
EMC Corp.	22,890	540,662

Consulting Services — 2.4%
Genpact, Ltd.	29,210	562,000
Towers Watson & Co., Class A	8,735	715,746
Verisk Analytics, Inc., Class A†	5,630	336,111

		1,613,857

Containers-Metal/Glass — 0.6%
Crown Holdings, Inc.†	10,250	421,582

Cosmetics & Toiletries — 0.6%
Coty, Inc.†	22,100	379,678

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 4.1%
Citigroup, Inc.	20,615	$988,902
JPMorgan Chase & Co.	23,725	1,252,443
Morgan Stanley	19,810	483,958

		2,725,303

Diversified Manufacturing Operations — 2.8%
Dover Corp.	7,930	615,844
Eaton Corp. PLC	8,750	575,838
Illinois Tool Works, Inc.	9,955	688,587

		1,880,269

E-Commerce/Products — 2.1%
Amazon.com, Inc.†	3,070	852,508
eBay, Inc.†	10,045	519,528

		1,372,036

Electric Products-Misc. — 0.7%
AMETEK, Inc.	11,315	478,624

Electric-Integrated — 3.2%
American Electric Power Co., Inc.	13,265	594,007
NextEra Energy, Inc.	5,780	470,954
Pinnacle West Capital Corp.	5,510	305,640
Xcel Energy, Inc.	26,150	741,091

		2,111,692

Enterprise Software/Service — 1.5%
Oracle Corp.	32,550	999,936

Food-Meat Products — 0.6%
Hillshire Brands Co.	11,445	378,601

Independent Power Producers — 0.3%
NRG Energy, Inc.	7,380	197,046

Insurance Brokers — 1.3%
Aon PLC	12,800	823,680

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	7,615	556,123

Insurance-Multi-line — 1.8%
ACE, Ltd.	5,990	535,985
Hartford Financial Services Group, Inc.	11,800	364,856
MetLife, Inc.	6,935	317,346

		1,218,187

Internet Security — 0.7%
VeriSign, Inc.†	10,885	486,124

Investment Management/Advisor Services — 1.8%
Ameriprise Financial, Inc.	7,360	595,277
BlackRock, Inc.	2,320	595,892

		1,191,169

Medical Products — 1.5%
Covidien PLC	7,875	494,865
Zimmer Holdings, Inc.	6,165	462,005

		956,870

Medical-Biomedical/Gene — 4.6%
Amgen, Inc.	6,140	605,772
Biogen Idec, Inc.†	2,805	603,636
Cubist Pharmaceuticals, Inc.†	8,945	432,044
Gilead Sciences, Inc.†	21,490	1,100,503
Regeneron Pharmaceuticals, Inc.†	1,450	326,076

		3,068,031

37

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs — 6.9%
Bristol-Myers Squibb Co.	7,370	$329,365
Eli Lilly & Co.	15,890	780,517
Forest Laboratories, Inc.†	18,645	764,445
Merck & Co., Inc.	30,930	1,436,698
Pfizer, Inc.	24,750	693,248
Quintiles Transnational Holdings, Inc.†	2,600	110,656
Salix Pharmaceuticals, Ltd.†	6,990	462,389

		4,577,318

Medical-Generic Drugs — 1.3%
Actavis, Inc.†	6,560	828,003

Medical-HMO — 1.4%
UnitedHealth Group, Inc.	13,855	907,225

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	6,205	710,472

Multimedia — 2.4%
Time Warner, Inc.	17,860	1,032,665
Viacom, Inc., Class B	8,567	582,985

		1,615,650

Networking Products — 1.5%
Cisco Systems, Inc.	41,200	1,001,572

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	9,365	804,734
Chesapeake Energy Corp.	17,615	358,994
Cobalt International Energy, Inc.†	15,810	420,072
Newfield Exploration Co.†	12,460	297,669

		1,881,469

Oil Companies-Integrated — 4.3%
Chevron Corp.	11,570	1,369,194
Exxon Mobil Corp.	11,700	1,057,095
Phillips 66	7,040	414,726

		2,841,015

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	5,975	411,677

Oil-Field Services — 0.7%
Halliburton Co.	10,380	433,054

Rental Auto/Equipment — 0.6%
Hertz Global Holdings, Inc.†	15,085	374,108

Retail-Apparel/Shoe — 2.1%
PVH Corp.	6,452	806,822
Ross Stores, Inc.	9,160	593,660

		1,400,482

Retail-Building Products — 1.5%
Lowe’s Cos., Inc.	23,570	964,013

Retail-Discount — 2.4%
Costco Wholesale Corp.	7,225	798,868
Dollar Tree, Inc.†	14,965	760,821

		1,559,689

Retail-Drug Store — 2.6%
CVS Caremark Corp.	16,455	940,897
Walgreen Co.	18,115	800,683

		1,741,580

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	15,985	$800,209

Retail-Restaurants — 1.6%
McDonald’s Corp.	10,470	1,036,530

Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	147	1

Telephone-Integrated — 1.5%
AT&T, Inc.	27,420	970,668

Tobacco — 3.2%
Altria Group, Inc.	19,125	669,184
Lorillard, Inc.	7,805	340,922
Philip Morris International, Inc.	12,770	1,106,137

		2,116,243

Web Portals/ISP — 2.4%
Google, Inc., Class A†	1,325	1,166,490
Yahoo!, Inc.†	16,680	418,835

		1,585,325

Total Common Stock (cost $59,720,447)		62,162,279

EXCHANGE-TRADED FUNDS — 4.4%
SPDR S&P 500 ETF Trust (cost $2,969,707)	18,246	2,919,542

Total Long-Term Investment Securities (cost $62,690,154)		65,081,821

REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$25,000	25,000
Barclays Capital PLC Joint Repurchase Agreement(1)	665,000	665,000
BNP Paribas SA Joint Repurchase Agreement(1)	275,000	275,000
Deutsche Bank AG Joint Repurchase Agreement(1)	25,000	25,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	370,000	370,000
UBS Securities LLC Joint Repurchase Agreement(1)	260,000	260,000

Total Repurchase Agreements (cost $1,620,000)		1,620,000

TOTAL INVESTMENTS (cost $64,310,154)(2)	100.6%	66,701,821
Liabilities in excess of other assets	(0.6)	(408,861)

NET ASSETS	100.0%	$66,292,960

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ETF — Exchange-Traded Fund

38

Anchor Series Trust Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$4,577,318	$—	$—	$4,577,318
Other Industries*	57,584,961	—	—	57,584,961
Exchange-Traded Funds	2,919,542	—	—	2,919,542
Repurchase Agreements	—	1,620,000	—	1,620,000

Total	$65,081,821	$1,620,000	$—	$66,701,821

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

39

Anchor Series Trust Growth Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	5.8%
Medical-Drugs	4.0
Investment Management/Advisor Services	3.7
Oil Companies-Exploration & Production	3.6
Banks-Super Regional	3.6
Medical-Biomedical/Gene	3.4
Applications Software	3.0
Oil Companies-Integrated	2.6
Retail-Discount	2.5
Insurance-Life/Health	2.4
Repurchase Agreements	2.4
Distribution/Wholesale	2.3
Computers	2.2
Oil & Gas Drilling	2.1
Medical-HMO	2.1
Computers-Memory Devices	2.0
Networking Products	2.0
Web Portals/ISP	1.9
Retail-Apparel/Shoe	1.9
Brewery	1.8
Retail-Drug Store	1.8
Television	1.8
Retail-Building Products	1.7
Transport-Services	1.7
Cosmetics & Toiletries	1.7
Tobacco	1.7
Transport-Rail	1.6
Machinery-Farming	1.6
Advertising Agencies	1.6
Computer Services	1.5
Financial Guarantee Insurance	1.4
Enterprise Software/Service	1.3
Building-Residential/Commercial	1.3
Telephone-Integrated	1.3
Medical Products	1.3
Coffee	1.3
Machinery-Pumps	1.2
Medical Instruments	1.2
Telecom Equipment-Fiber Optics	1.1
E-Commerce/Products	1.1
Schools	1.1
Building-Heavy Construction	1.0
Diversified Manufacturing Operations	1.0
Web Hosting/Design	0.9
Semiconductor Components-Integrated Circuits	0.8
Rental Auto/Equipment	0.8
Wire & Cable Products	0.8
Electric-Integrated	0.8
E-Commerce/Services	0.7
Commercial Services-Finance	0.7
Motorcycle/Motor Scooter	0.7
Hotels/Motels	0.7
Aerospace/Defense-Equipment	0.7
Oil Field Machinery & Equipment	0.6
Retail-Auto Parts	0.5
Medical-Wholesale Drug Distribution	0.5
Instruments-Controls	0.5
Office Furnishings-Original	0.5
Toys	0.5
Casino Hotels	0.4
Retail-Bedding	0.4

Beverages-Non-alcoholic	0.4%
Gold Mining	0.4
Auto/Truck Parts & Equipment-Original	0.2

100.1%

*	Calculated as a percentage of net assets

40

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.7%
Advertising Agencies — 1.6%
Interpublic Group of Cos., Inc.	487,720	$7,096,326

Aerospace/Defense-Equipment — 0.7%
B/E Aerospace, Inc.†	46,500	2,933,220

Applications Software — 3.0%
Check Point Software Technologies, Ltd.†	116,075	5,766,606
Microsoft Corp.	219,260	7,571,048

		13,337,654

Auto/Truck Parts & Equipment-Original — 0.2%
Titan International, Inc.	58,100	980,147

Banks-Super Regional — 3.6%
PNC Financial Services Group, Inc.	157,000	11,448,440
Wells Fargo & Co.	114,000	4,704,780

		16,153,220

Beverages-Non-alcoholic — 0.4%
Monster Beverage Corp.†	28,325	1,721,310

Brewery — 1.8%
Anheuser-Busch InBev NV ADR	91,295	8,240,287

Building-Heavy Construction — 1.0%
Chicago Bridge & Iron Co. NV	73,800	4,402,908

Building-Residential/Commercial — 1.3%
D.R. Horton, Inc.	274,800	5,847,744

Casino Hotels — 0.4%
Las Vegas Sands Corp.	36,300	1,921,359

Coffee — 1.3%
Green Mountain Coffee Roasters, Inc.†	74,840	5,617,490

Commercial Services-Finance — 0.7%
Global Payments, Inc.	69,100	3,200,712

Computer Services — 1.5%
Cognizant Technology Solutions Corp., Class A†	30,500	1,909,605
iGATE Corp.†	280,050	4,598,421

		6,508,026

Computers — 2.2%
Apple, Inc.	17,400	6,891,792
Hewlett-Packard Co.	114,800	2,847,040

		9,738,832

Computers-Memory Devices — 2.0%
EMC Corp.	389,030	9,188,889

Cosmetics & Toiletries — 1.7%
Procter & Gamble Co.	98,285	7,566,962

Distribution/Wholesale — 2.3%
Fossil Group, Inc.†	25,200	2,603,412
WESCO International, Inc.†	114,095	7,753,896

		10,357,308

Diversified Banking Institutions — 5.8%
Citigroup, Inc.	262,955	12,613,951
JPMorgan Chase & Co.	252,145	13,310,735

		25,924,686

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	66,650	4,386,237

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 1.1%
eBay, Inc.†	93,160	$4,818,235

E-Commerce/Services — 0.7%
IAC/InterActiveCorp	68,700	3,267,372

Electric-Integrated — 0.8%
NextEra Energy, Inc.	42,570	3,468,604

Enterprise Software/Service — 1.3%
Oracle Corp.	194,240	5,967,053

Financial Guarantee Insurance — 1.4%
Assured Guaranty, Ltd.	291,283	6,425,703

Gold Mining — 0.4%
Barrick Gold Corp.	102,900	1,619,646

Hotel/Motels — 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	47,435	2,997,418

Instruments-Controls — 0.5%
Honeywell International, Inc.	28,805	2,285,389

Insurance-Life/Health — 2.4%
Aflac, Inc.	107,891	6,270,625
Lincoln National Corp.	126,115	4,599,414

		10,870,039

Investment Management/Advisor Services — 3.7%
Ameriprise Financial, Inc.	82,270	6,653,998
BlackRock, Inc.	20,165	5,179,380
Waddell & Reed Financial, Inc., Class A	107,200	4,663,200

		16,496,578

Machinery-Farming — 1.6%
AGCO Corp.	144,680	7,261,489

Machinery-Pumps — 1.2%
Flowserve Corp.	99,328	5,364,705

Medical Instruments — 1.2%
St Jude Medical, Inc.	113,780	5,191,781

Medical Products — 1.3%
Covidien PLC	90,585	5,692,361

Medical-Biomedical/Gene — 3.4%
Amgen, Inc.	107,450	10,601,017
Gilead Sciences, Inc.†	45,800	2,345,418
Vertex Pharmaceuticals, Inc.†	28,800	2,300,256

		15,246,691

Medical-Drugs — 4.0%
Eli Lilly & Co.	47,150	2,316,008
Merck & Co., Inc.	141,325	6,564,546
Pfizer, Inc.	243,188	6,811,696
Zoetis, Inc.	76,647	2,367,626

		18,059,876

Medical-HMO — 2.1%
Cigna Corp.	126,814	9,192,747

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	20,560	2,354,120

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	57,700	3,163,114

Networking Products — 2.0%
Cisco Systems, Inc.	371,805	9,038,580

41

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Office Furnishings-Original — 0.5%
Herman Miller, Inc.	82,100	$2,222,447

Oil & Gas Drilling — 2.1%
Atwood Oceanics, Inc.†	63,158	3,287,374
Ensco PLC, Class A	109,120	6,342,054

		9,629,428

Oil Companies-Exploration & Production — 3.6%
Anadarko Petroleum Corp.	93,770	8,057,656
Continental Resources, Inc.†	33,500	2,883,010
Whiting Petroleum Corp.†	116,180	5,354,736

		16,295,402

Oil Companies-Integrated — 2.6%
BP PLC ADR	51,350	2,143,349
Chevron Corp.	78,680	9,310,991

		11,454,340

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	44,500	2,721,620

Rental Auto/Equipment — 0.8%
Hertz Global Holdings, Inc.†	144,000	3,571,200

Retail-Apparel/Shoe — 1.9%
Ascena Retail Group, Inc.†	174,200	3,039,790
Buckle, Inc.	48,561	2,526,143
Chico’s FAS, Inc.	43,700	745,522
PVH Corp.	16,400	2,050,820

		8,362,275

Retail-Auto Parts — 0.5%
AutoZone, Inc.†	5,665	2,400,204

Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	24,500	1,737,050

Retail-Building Products — 1.7%
Lowe’s Cos., Inc.	189,750	7,760,775

Retail-Discount — 2.5%
Dollar Tree, Inc.†	130,540	6,636,654
Wal-Mart Stores, Inc.	63,615	4,738,681

		11,375,335

Retail-Drug Store — 1.8%
CVS Caremark Corp.	62,600	3,579,468
Walgreen Co.	98,660	4,360,772

		7,940,240

Schools — 1.1%
American Public Education, Inc.†	23,400	869,544
Grand Canyon Education, Inc.†	121,400	3,912,722

		4,782,266

Semiconductor Components-Integrated Circuits — 0.8%
NXP Semiconductor NV†	81,235	2,516,660
QUALCOMM, Inc.	20,445	1,248,781

		3,765,441

Telecom Equipment-Fiber Optics — 1.1%
JDS Uniphase Corp.†	343,025	4,932,699

Telephone-Integrated — 1.3%
AT&T, Inc.	161,145	5,704,533

Security Description	Shares/ Principal Amount	Value (Note 2)

Television — 1.8%
CBS Corp., Class B	162,165	$7,925,004

Tobacco — 1.7%
Altria Group, Inc.	214,460	7,503,955

Toys — 0.5%
Mattel, Inc.	46,845	2,122,547

Transport-Rail — 1.6%
Norfolk Southern Corp.	101,240	7,355,086

Transport-Services — 1.7%
FedEx Corp.	77,690	7,658,680

Web Hosting/Design — 0.9%
Web.com Group, Inc.†	157,600	4,034,560

Web Portals/ISP — 1.9%
Google, Inc., Class A†	9,715	8,552,795

Wire & Cable Products — 0.8%
Belden, Inc.	71,266	3,558,311

Total Long-Term Investment Securities (cost $385,300,502)		437,271,011

REPURCHASE AGREEMENTS — 2.4%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$180,000	180,000
Barclays Capital PLC Joint Repurchase Agreement(1)	4,365,000	4,365,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,865,000	1,865,000
Deutsche Bank AG Joint Repurchase Agreement(1)	190,000	190,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	2,485,000	2,485,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,755,000	1,755,000

Total Repurchase Agreements (cost $10,840,000)		10,840,000

TOTAL INVESTMENTS (cost $396,140,502)(2)	100.1%	448,111,011
Liabilities in excess of other assets	(0.1)	(491,362)

NET ASSETS	100.0%	$447,619,649

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

42

Anchor Series Trust Growth Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$25,924,686	$—	$—	$25,924,686
Other Industries*	411,346,325	—	—	411,346,325
Repurchase Agreements	—	10,840,000	—	10,840,000

Total	$437,271,011	$10,840,000	$—	$448,111,011

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

43

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

E-Commerce/Services	5.6%
Oil Companies-Exploration & Production	4.2
Retail-Apparel/Shoe	3.7
Retail-Restaurants	3.7
Medical-Biomedical/Gene	3.6
E-Commerce/Products	3.4
Applications Software	3.3
Repurchase Agreements	3.0
Building & Construction Products-Misc.	2.9
Medical-Drugs	2.8
Computers-Memory Devices	2.6
Web Portals/ISP	2.4
Internet Content-Information/News	2.2
Enterprise Software/Service	2.0
Finance-Other Services	2.0
Computer Software	1.9
Retail-Building Products	1.9
Electronic Components-Semiconductors	1.9
Computers	1.8
Coffee	1.8
Auto/Truck Parts & Equipment-Original	1.6
Containers-Paper/Plastic	1.6
Pharmacy Services	1.6
Computer Aided Design	1.5
Electronic Design Automation	1.5
Distribution/Wholesale	1.5
Retail-Sporting Goods	1.5
X-Ray Equipment	1.4
Computers-Integrated Systems	1.3
Semiconductor Components-Integrated Circuits	1.3
Beverages-Non-alcoholic	1.2
Real Estate Investment Trusts	1.2
Food-Retail	1.2
Insurance-Multi-line	1.1
Medical Labs & Testing Services	1.1
Computer Services	1.1
Retail-Misc./Diversified	1.1
Medical-Generic Drugs	1.1
Telecom Equipment-Fiber Optics	1.0
Retail-Home Furnishings	1.0
Appliances	1.0
Rental Auto/Equipment	1.0
Electronic Measurement Instruments	1.0
Insurance Brokers	1.0
Cosmetics & Toiletries	1.0
Casino Hotels	1.0
Investment Management/Advisor Services	0.9
Internet Content-Entertainment	0.9
Brewery	0.9
Hotels/Motels	0.9
Publishing-Periodicals	0.9
Telecommunication Equipment	0.9
Recreational Centers	0.9
Specified Purpose Acquisitions	0.8
Filtration/Separation Products	0.8
Paper & Related Products	0.8
Networking Products	0.8
Human Resources	0.6
Containers-Metal/Glass	0.5
Oil-Field Services	0.5
Internet Incubators	0.5

Heart Monitors	0.4%
Airlines	0.2
Therapeutics	0.2
Industrial Audio & Video Products	0.1

101.1%

*	Calculated as a percentage of net assets

44

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.1%
Airlines — 0.2%
AirAsia X Bhd†(1)(3)	6,453,100	$2,553,054

Appliances — 1.0%
Whirlpool Corp.	100,880	11,536,637

Applications Software — 3.3%
Imperva, Inc.†	237,260	10,686,191
Red Hat, Inc.†	221,920	10,612,214
ServiceNow, Inc.†	385,890	15,586,097

		36,884,502

Auto/Truck Parts & Equipment-Original — 1.6%
Allison Transmission Holdings, Inc.	280,863	6,482,318
Tenneco, Inc.†	265,765	12,033,839

		18,516,157

Beverages-Non-alcoholic — 1.2%
Monster Beverage Corp.†	218,560	13,281,891

Brewery — 0.9%
Anheuser-Busch InBev NV ADR	112,700	10,172,302

Building & Construction Products-Misc. — 2.9%
Armstrong World Industries, Inc.	287,256	13,727,964
Louisiana-Pacific Corp.†	621,201	9,187,563
Owens Corning†	255,800	9,996,664

		32,912,191

Casino Hotels — 1.0%
Melco Crown Entertainment, Ltd. ADR†	487,540	10,901,394

Coffee — 1.8%
Green Mountain Coffee Roasters, Inc.†	268,640	20,164,118

Computer Aided Design — 1.5%
Autodesk, Inc.†	512,190	17,383,729

Computer Services — 1.1%
IHS, Inc., Class A†	115,130	12,017,269

Computer Software — 1.9%
Akamai Technologies, Inc.†	423,860	18,035,243
Cornerstone OnDemand, Inc.†	87,650	3,794,368

		21,829,611

Computers — 1.8%
Apple, Inc.	52,129	20,647,254

Computers-Integrated Systems — 1.3%
Teradata Corp.†	301,275	15,133,043

Computers-Memory Devices — 2.6%
EMC Corp.	739,066	17,456,739
SanDisk Corp.†	201,130	12,289,043

		29,745,782

Containers-Metal/Glass — 0.5%
Crown Holdings, Inc.†	142,050	5,842,517

Containers-Paper/Plastic — 1.6%
Rock-Tenn Co., Class A	181,120	18,090,266

Cosmetics & Toiletries — 1.0%
Coty, Inc.†	652,558	11,210,946

Distribution/Wholesale — 1.5%
HD Supply Holdings, Inc.†	606,300	11,392,377
WESCO International, Inc.†	78,820	5,356,607

		16,748,984

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	42,720	$11,862,917
eBay, Inc.†	510,717	26,414,283

		38,277,200

E-Commerce/Services — 5.6%
IAC/InterActiveCorp	194,930	9,270,871
Netflix, Inc.†	52,190	11,016,787
priceline.com, Inc.†	30,120	24,913,155
TripAdvisor, Inc.†	238,080	14,491,930
Zillow, Inc., Class A†	69,218	3,896,973

		63,589,716

Electronic Components-Semiconductors — 1.9%
Micron Technology, Inc.†	621,570	8,907,098
Xilinx, Inc.	302,230	11,971,330

		20,878,428

Electronic Design Automation — 1.5%
Cadence Design Systems, Inc.†	1,164,960	16,868,621

Electronic Measurement Instruments — 1.0%
National Instruments Corp.	408,190	11,404,829

Enterprise Software/Service — 2.0%
Concur Technologies, Inc.†	231,590	18,846,794
Workday, Inc., Class A†	66,080	4,235,067

		23,081,861

Filtration/Separation Products — 0.8%
Polypore International, Inc.†	214,910	8,660,873

Finance-Other Services — 2.0%
IntercontinentalExchange, Inc.†	82,010	14,578,098
WageWorks, Inc.†	234,500	8,078,525

		22,656,623

Food-Retail — 1.2%
Whole Foods Market, Inc.	254,420	13,097,542

Heart Monitors — 0.4%
HeartWare International, Inc.†	50,800	4,831,588

Hotel/Motels — 0.9%
Wyndham Worldwide Corp.	177,190	10,140,584

Human Resources — 0.6%
Team Health Holdings, Inc.†	155,850	6,400,760

Industrial Audio & Video Products — 0.1%
Imax Corp.†	54,803	1,362,403

Insurance Brokers — 1.0%
Aon PLC	174,330	11,218,135

Insurance-Multi-line — 1.1%
XL Group PLC	405,310	12,288,999

Internet Content-Entertainment — 0.9%
Facebook, Inc., Class A†	422,490	10,503,101

Internet Content-Information/News — 2.2%
LinkedIn Corp., Class A†	139,910	24,945,953

Internet Incubators — 0.5%
HomeAway, Inc.†	171,420	5,543,723

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	41,170	10,574,515

Medical Labs & Testing Services — 1.1%
Covance, Inc.†	160,520	12,221,993

45

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Biomedical/Gene — 3.6%
Arena Pharmaceuticals, Inc.†	452,050	$3,480,785
Gilead Sciences, Inc.†	360,760	18,474,520
Regeneron Pharmaceuticals, Inc.†	45,780	10,295,006
Vertex Pharmaceuticals, Inc.†	101,249	8,086,758

		40,337,069

Medical-Drugs — 2.8%
AstraZeneca PLC	230,410	10,916,268
Bristol-Myers Squibb Co.	279,629	12,496,620
Salix Pharmaceuticals, Ltd.†	124,140	8,211,861

		31,624,749

Medical-Generic Drugs — 1.1%
Actavis, Inc.†	93,726	11,830,096

Networking Products — 0.8%
Cisco Systems, Inc.	349,360	8,492,942

Oil Companies-Exploration & Production — 4.2%
Anadarko Petroleum Corp.	158,190	13,593,267
Cabot Oil & Gas Corp.	170,650	12,119,563
Cobalt International Energy, Inc.†	215,100	5,715,207
Pioneer Natural Resources Co.	113,440	16,420,440

		47,848,477

Oil-Field Services — 0.5%
Trican Well Service, Ltd.	424,600	5,644,108

Paper & Related Products — 0.8%
International Paper Co.	192,700	8,538,537

Pharmacy Services — 1.6%
Catamaran Corp.†	358,360	17,459,299

Publishing-Periodicals — 0.9%
Nielsen Holdings NV	298,100	10,013,179

Real Estate Investment Trusts — 1.2%
Host Hotels & Resorts, Inc.	781,239	13,179,502

Recreational Centers — 0.9%
Life Time Fitness, Inc.†	193,180	9,680,250

Rental Auto/Equipment — 1.0%
Hertz Global Holdings, Inc.†	461,870	11,454,376

Retail-Apparel/Shoe — 3.7%
DSW, Inc., Class A	151,110	11,102,052
Francesca’s Holdings Corp.†	405,840	11,278,293
PVH Corp.	98,410	12,306,170
Urban Outfitters, Inc.†	181,930	7,317,225

		42,003,740

Retail-Building Products — 1.9%
Lowe’s Cos., Inc.	531,970	21,757,573

Retail-Home Furnishings — 1.0%
Pier 1 Imports, Inc.	491,210	11,538,523

Retail-Misc./Diversified — 1.1%
Dufry AG†	77,001	9,342,348
Five Below, Inc.†	69,330	2,548,571

		11,890,919

Retail-Restaurants — 3.7%
Bloomin’ Brands, Inc.†	549,420	13,669,569
Buffalo Wild Wings, Inc.†	133,851	13,138,814
Burger King Worldwide, Inc.	737,915	14,396,722

		41,205,105

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail-Sporting Goods — 1.5%
Dick’s Sporting Goods, Inc.	328,370	$16,438,202

Semiconductor Components-Integrated Circuits — 1.3%
NXP Semiconductor NV†	464,730	14,397,335

Specified Purpose Acquisitions — 0.8%
Platform Acquisition Holdings, Ltd.†	883,800	9,456,660

Telecom Equipment-Fiber Optics — 1.0%
JDS Uniphase Corp.†	813,970	11,704,889

Telecommunication Equipment — 0.9%
Juniper Networks, Inc.†	507,410	9,798,087

Therapeutics — 0.2%
Onyx Pharmaceuticals, Inc.†	16,490	2,046,739

Web Portals/ISP — 2.4%
Dropbox, Inc.†(1)(2)(3)	369,192	3,118,655
Trulia, Inc.†	360,220	11,199,240
Yahoo!, Inc.†	516,710	12,974,588

		27,292,483

X-Ray Equipment — 1.4%
Hologic, Inc.†	806,440	15,564,292

Total Common Stock (cost $935,255,268)		1,105,316,225

WARRANTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Platform Acquisition Holdings, Ltd. Expires 07/31/2020 (strike price $11.50)†(1) (cost $8,838)	883,800	0

Total Long-Term Investment Securities (cost $935,264,106)		1,105,316,225

REPURCHASE AGREEMENTS — 3.0%
Bank of America Securities LLC Joint Repurchase Agreement(4)	$555,000	555,000
Barclays Capital PLC Joint Repurchase Agreement(4)	13,350,000	13,350,000
BNP Paribas SA Joint Repurchase Agreement(4)	5,710,000	5,710,000
Deutsche Bank AG Joint Repurchase Agreement(4)	585,000	585,000
Royal Bank of Scotland Joint Repurchase Agreement(4)	7,615,000	7,615,000
UBS Securities LLC Joint Repurchase Agreement(4)	5,385,000	5,385,000

Total Repurchase Agreements (cost $33,200,000)		33,200,000

TOTAL INVESTMENTS (cost $968,464,106)(5)	101.1%	1,138,516,225
Liabilities in excess of other assets	(1.1)	(12,122,070)

NET ASSETS	100.0%	$1,126,394,155

†	Non-income producing security
(1)	Illiquid security. At June 30, 2013, the aggregate value of these securities was $5,671,709 representing 0.5% of net assets.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual

46

Anchor Series Trust Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2013, the Capital Appreciation Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Market Value Per Share	Value as a % of Net Assets
Dropbox, Inc. Common Stock	05/01/2012	369,192	$3,341,817	$3,118,655	$8.45	0.3%

(3)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Airlines	$—	$—	$2,553,054	$2,553,054
E-Commerce/Services	63,589,716	—	—	63,589,716
Web Portals/ISP	24,173,828	—	3,118,655	27,292,483
Other Industries*	1,011,880,972	—	—	1,011,880,972
Warrants	—	0	—	0
Repurchase Agreements	—	33,200,000	—	33,200,000

Total	$1,099,644,516	$33,200,000	$5,671,709	$1,138,516,225

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

47

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

Oil Companies-Integrated	25.2%
Oil Companies-Exploration & Production	24.6
Metal-Diversified	6.8
Repurchase Agreements	4.7
Oil-Field Services	4.7
Diversified Minerals	4.6
Chemicals-Diversified	2.9
Oil Refining & Marketing	2.8
Gold Mining	2.6
Steel-Producers	2.6
Coal	2.5
Oil Field Machinery & Equipment	2.2
Petrochemicals	2.2
Metal-Copper	1.6
Engineering/R&D Services	1.5
Oil & Gas Drilling	1.4
Agricultural Chemicals	1.4
Building Products-Cement	1.3
Metal-Iron	1.2
Steel-Specialty	1.0
Metal-Aluminum	0.7

98.5%

*	Calculated as a percentage of net assets

48

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.8%
Agricultural Chemicals — 1.4%
Mosaic Co.	53,065	$2,855,428

Building Products-Cement — 1.3%
CRH PLC	135,626	2,753,842

Chemicals-Diversified — 2.9%
LyondellBasell Industries NV, Class A	91,929	6,091,216

Coal — 2.5%
CONSOL Energy, Inc.	133,993	3,631,210
Mongolian Mining Corp.†	8,490,820	1,554,524

		5,185,734

Diversified Minerals — 4.6%
Anglo American PLC	121,055	2,330,941
BHP Billiton PLC	287,213	7,347,589

		9,678,530

Engineering/R&D Services — 1.5%
KBR, Inc.	94,400	3,068,000

Gold Mining — 2.6%
Barrick Gold Corp.	109,590	1,729,765
Goldcorp, Inc.	78,500	1,949,625
Medusa Mining, Ltd.	1,244,493	1,758,443

		5,437,833

Metal-Aluminum — 0.7%
Alumina, Ltd.†	1,718,347	1,547,941

Metal-Copper — 1.6%
First Quantum Minerals, Ltd.	220,100	3,264,771

Metal-Diversified — 6.8%
Glencore Xstrata PLC	1,037,988	4,296,506
Rio Tinto PLC	243,041	9,917,793

		14,214,299

Metal-Iron — 1.2%
Fortescue Metals Group, Ltd.	931,410	2,589,536

Oil & Gas Drilling — 1.4%
Patterson-UTI Energy, Inc.	150,395	2,910,895

Oil Companies-Exploration & Production — 24.6%
Anadarko Petroleum Corp.	69,220	5,948,075
Beach Energy, Ltd.	1,900,167	1,972,400
BG Group PLC	655,420	11,149,888
Canadian Natural Resources, Ltd.	112,400	3,168,831
Cobalt International Energy, Inc.†	100,200	2,662,314
Encana Corp.(NYSE)	87,185	1,476,914
Encana Corp.(TSE)	78,222	1,323,162
EOG Resources, Inc.	35,286	4,646,460
MEG Energy Corp.†	143,900	3,944,696
Oil Search, Ltd.	424,532	3,001,217
Ophir Energy PLC†	528,276	2,868,428
Pioneer Natural Resources Co.	42,360	6,131,610
Southwestern Energy Co.†	85,518	3,123,972

		51,417,967

Oil Companies-Integrated — 25.2%
BP PLC ADR	234,040	9,768,830
Chevron Corp.	93,972	11,120,646
Exxon Mobil Corp.	61,294	5,537,913
Galp Energia SGPS SA	203,660	3,015,443
Imperial Oil, Ltd.	179,591	6,862,172
Petroleo Brasileiro SA ADR	234,080	3,141,354

Security Description	Shares/ Principal Amount	Value (Note 2)

Oil Companies-Integrated (continued)
Phillips 66	101,380	$5,972,296
Repsol SA	88,572	1,868,846
Repsol SA ADR	62,900	1,330,964
Statoil ASA ADR	187,788	3,885,334

		52,503,798

Oil Field Machinery & Equipment — 2.2%
Dril-Quip, Inc.†	26,800	2,419,772
National Oilwell Varco, Inc.	32,600	2,246,140

		4,665,912

Oil Refining & Marketing — 2.8%
Marathon Petroleum Corp.	48,960	3,479,098
Reliance Industries, Ltd. GDR (LSE)*	79,723	2,295,225
Reliance Industries, Ltd. GDR (OTC)*	610	17,562

		5,791,885

Oil-Field Services — 4.7%
Baker Hughes, Inc.	74,800	3,450,524
Halliburton Co.	93,473	3,899,693
Schlumberger, Ltd.	34,180	2,449,339

		9,799,556

Petrochemicals — 2.2%
Mitsui Chemicals, Inc.	2,017,000	4,555,435

Steel-Producers — 2.6%
Nippon Steel & Sumitomo Metal Corp.	1,993,970	5,388,021

Steel-Specialty — 1.0%
Allegheny Technologies, Inc.	77,209	2,031,369

Total Common Stock (cost $207,678,814)		195,751,968

RIGHTS — 0.0%
Oil Companies-Integrated — 0.0%
Repsol SA† Expires 07/10/2013 (cost $52,829)	88,572	49,344

Total Long-Term Investment Securities (cost $207,731,643)		195,801,312

REPURCHASE AGREEMENTS — 4.7%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$165,000	165,000
Barclays Capital PLC Joint Repurchase Agreement(1)	3,975,000	3,975,000
BNP Paribas SA Joint Repurchase Agreement(1)	1,695,000	1,695,000
Deutsche Bank AG Joint Repurchase Agreement(1)	170,000	170,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	2,260,000	2,260,000
UBS Securities LLC Joint Repurchase Agreement(1)	1,600,000	1,600,000

Total Repurchase Agreements (cost $9,865,000)		9,865,000

TOTAL INVESTMENTS (cost $217,596,643)(2)	98.5%	205,666,312
Other assets less liabilities	1.5	3,140,635

NET ASSETS	100.0%	$208,806,947

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions

49

Anchor Series Trust Natural Resources Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $2,312,787 representing 1.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
LSE	— London Stock Exchange
NYSE	— New York Stock Exchange
OTC	— Over the Counter
TSE	— Toronto Stock Exchange

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Metal-Diversified	$14,214,299	$—	$—	$14,214,299
Oil Companies — Exploration & Production	51,417,967	—	—	51,417,967
Oil Companies — Integrated	52,503,798	—	—	52,503,798
Other Industries*	77,615,904	—	—	77,615,904
Rights	49,344	—	—	49,344
Repurchase Agreements	—	9,865,000	—	9,865,000

Total	$195,801,312	$9,865,000	$—	$205,666,312

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $54,206,779 were transferred from Level 2 to Level 1 for foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between levels during the reporting period.

See Notes to Financial Statements

50

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

United States Treasury Notes	12.1%
Repurchase Agreements	10.8
Federal National Mtg. Assoc.	5.8
Diversified Banking Institutions	5.5
Federal Home Loan Mtg. Corp.	5.3
Medical-Drugs	3.7
Government National Mtg. Assoc.	3.2
United States Treasury Bonds	2.5
Investment Management/Advisor Services	2.4
Banks-Super Regional	2.3
Oil Companies-Integrated	2.2
Medical-Biomedical/Gene	2.2
Applications Software	2.1
Retail-Drug Store	1.9
Oil Companies-Exploration & Production	1.8
Web Portals/ISP	1.7
Telephone-Integrated	1.7
Tobacco	1.6
Medical-HMO	1.6
Brewery	1.6
Transport-Services	1.5
Retail-Building Products	1.5
Retail-Discount	1.5
Oil & Gas Drilling	1.4
Networking Products	1.4
Computers-Memory Devices	1.3
Enterprise Software/Service	1.2
Cosmetics & Toiletries	1.1
Machinery-Farming	1.1
Computers	1.1
Transport-Rail	1.1
Diversified Manufacturing Operations	1.0
Advertising Agencies	1.0
Insurance-Life/Health	1.0
E-Commerce/Products	1.0
Computer Services	0.9
Distribution/Wholesale	0.9
Real Estate Investment Trusts	0.8
Television	0.8
Retail-Auto Parts	0.8
Electric-Integrated	0.7
Medical Products	0.7
Medical-Wholesale Drug Distribution	0.7
Building-Residential/Commercial	0.7
Medical Instruments	0.7
Coffee	0.7
Casino Hotels	0.6
Semiconductor Components-Integrated Circuits	0.5
Airlines	0.5
Building-Heavy Construction	0.5
Financial Guarantee Insurance	0.5
Multimedia	0.4
Hotels/Motels	0.4
Insurance-Mutual	0.4
Retail-Apparel/Shoe	0.4
Oil Field Machinery & Equipment	0.4
Pharmacy Services	0.4
Instruments-Controls	0.3
Wire & Cable Products	0.3
Telecom Equipment-Fiber Optics	0.3
Insurance-Property/Casualty	0.3

Toys	0.3%
E-Commerce/Services	0.3
Machinery-Pumps	0.3
Retail-Bedding	0.3
Gold Mining	0.3
Agricultural Operations	0.3
Sovereign Agency	0.2
Beverages-Non-alcoholic	0.2
Motorcycle/Motor Scooter	0.2
Aerospace/Defense-Equipment	0.2
Auto-Cars/Light Trucks	0.2
Web Hosting/Design	0.2
Finance-Credit Card	0.1

107.9%

*	Calculated as a percentage of net assets

51

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 63.1%
Advertising Agencies — 1.0%
Interpublic Group of Cos., Inc.	15,490	$225,380

Aerospace/Defense-Equipment — 0.2%
B/E Aerospace, Inc.†	600	37,848

Applications Software — 2.1%
Check Point Software Technologies, Ltd.†	1,950	96,876
Microsoft Corp.	10,725	370,334

		467,210

Banks-Super Regional — 2.3%
PNC Financial Services Group, Inc.	5,160	376,267
Wells Fargo & Co.	3,210	132,477

		508,744

Beverages-Non-alcoholic — 0.2%
Monster Beverage Corp.†	640	38,893

Brewery — 1.6%
Anheuser-Busch InBev NV ADR	3,855	347,952

Building-Heavy Construction — 0.5%
Chicago Bridge & Iron Co. NV	1,805	107,686

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	7,455	158,642

Casino Hotels — 0.6%
Las Vegas Sands Corp.	2,505	132,590

Coffee — 0.7%
Green Mountain Coffee Roasters, Inc.†	1,920	144,115

Computer Services — 0.9%
Accenture PLC, Class A	625	44,975
Cognizant Technology Solutions Corp., Class A†	950	59,479
iGATE Corp.†	2,800	45,976
International Business Machines Corp.	290	55,422

		205,852

Computers — 1.1%
Apple, Inc.	590	233,687

Computers-Memory Devices — 1.3%
EMC Corp.	11,950	282,259

Cosmetics & Toiletries — 1.1%
Procter & Gamble Co.	3,165	243,673

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	2,950	200,482

Diversified Banking Institutions — 4.3%
Citigroup, Inc.	9,490	455,235
JPMorgan Chase & Co.	9,200	485,668

		940,903

Diversified Manufacturing Operations — 1.0%
Eaton Corp. PLC	3,485	229,348

E-Commerce/Products — 1.0%
eBay, Inc.†	4,225	218,517

E-Commerce/Services — 0.3%
IAC/InterActiveCorp	1,400	66,584

Electric-Integrated — 0.5%
NextEra Energy, Inc.	1,395	113,665

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.2%
Oracle Corp.	8,180	$251,290

Financial Guarantee Insurance — 0.5%
Assured Guaranty, Ltd.	4,460	98,388

Gold Mining — 0.3%
Barrick Gold Corp.	3,560	56,034

Hotel/Motels — 0.4%
Starwood Hotels & Resorts Worldwide, Inc.	1,520	96,049

Instruments-Controls — 0.3%
Honeywell International, Inc.	950	75,373

Insurance-Life/Health — 1.0%
Aflac, Inc.	3,265	189,762
Lincoln National Corp.	855	31,182

		220,944

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	2,100	169,848
BlackRock, Inc.	855	219,607
Waddell & Reed Financial, Inc., Class A	2,965	128,977

		518,432

Machinery-Farming — 1.1%
AGCO Corp.	2,825	141,786
Deere & Co.	1,195	97,094

		238,880

Machinery-Pumps — 0.3%
Flowserve Corp.	1,230	66,432

Medical Instruments — 0.7%
St Jude Medical, Inc.	3,190	145,560

Medical Products — 0.7%
Covidien PLC	2,580	162,127

Medical-Biomedical/Gene — 2.2%
Amgen, Inc.	3,980	392,667
Gilead Sciences, Inc.†	1,560	79,887

		472,554

Medical-Drugs — 3.7%
AstraZeneca PLC ADR	1,665	78,754
Eli Lilly & Co.	1,535	75,399
Johnson & Johnson	1,865	160,129
Merck & Co., Inc.	4,375	203,219
Pfizer, Inc.	7,994	223,912
Zoetis, Inc.	2,520	77,843

		819,256

Medical-HMO — 1.6%
Aetna, Inc.	1,500	95,310
Cigna Corp.	1,430	103,661
UnitedHealth Group, Inc.	2,300	150,604

		349,575

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	1,405	160,873

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	700	38,374

Multimedia — 0.3%
Walt Disney Co.	1,100	69,465

52

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Networking Products — 1.4%
Cisco Systems, Inc.	12,460	$302,903

Oil & Gas Drilling — 1.4%
Ensco PLC, Class A	5,280	306,874

Oil Companies-Exploration & Production — 1.8%
Anadarko Petroleum Corp.	2,635	226,426
Whiting Petroleum Corp.†	3,405	156,936

		383,362

Oil Companies-Integrated — 2.2%
BP PLC ADR	1,670	69,706
Chevron Corp.	3,435	406,498

		476,204

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	1,350	82,566

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	1,300	80,197

Retail-Apparel/Shoe — 0.4%
Ross Stores, Inc.	1,350	87,494

Retail-Auto Parts — 0.8%
AutoZone, Inc.†	415	175,831

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	800	56,720

Retail-Building Products — 1.5%
Lowe’s Cos., Inc.	8,065	329,858

Retail-Discount — 1.5%
Dollar Tree, Inc.†	3,815	193,955
Wal-Mart Stores, Inc.	1,805	134,454

		328,409

Retail-Drug Store — 1.9%
CVS Caremark Corp.	4,440	253,879
Walgreen Co.	3,825	169,065

		422,944

Semiconductor Components-Integrated Circuits — 0.5%
NXP Semiconductor NV†	2,430	75,282
QUALCOMM, Inc.	665	40,618

		115,900

Telecom Equipment-Fiber Optics — 0.3%
JDS Uniphase Corp.†	5,020	72,188

Telephone-Integrated — 1.3%
AT&T, Inc.	7,715	273,111

Television — 0.8%
CBS Corp., Class B	3,640	177,887

Tobacco — 1.6%
Altria Group, Inc.	7,520	263,125
Philip Morris International, Inc.	1,000	86,620

		349,745

Toys — 0.3%
Mattel, Inc.	1,540	69,777

Transport-Rail — 1.1%
Norfolk Southern Corp.	3,160	229,574

Transport-Services — 1.1%
FedEx Corp.	2,545	250,886

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.2%
Web.com Group, Inc.†	1,300	$33,280

Web Portals/ISP — 1.7%
Google, Inc., Class A†	425	374,157

Wire & Cable Products — 0.3%
Belden, Inc.	1,500	74,895

Total Common Stock (cost $12,138,027)		13,798,398

U.S. CORPORATE BONDS & NOTES — 4.9%
Agricultural Operations — 0.3%
Cargill, Inc. Senior Notes 4.31% due 05/14/2021*	$53,000	55,886

Airlines — 0.5%
Continental Airlines, Inc. Pass Through Certs. Series 2007-1, Class A 5.98% due 10/19/2023	26,317	29,212
Southwest Airlines Co. Senior Notes 5.75% due 12/15/2016	50,000	55,471
Southwest Airlines Co. Pass Through Certs. Series 2007-1, Class A 6.15% due 02/01/2024	23,654	27,912

		112,595

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 8.50% due 01/18/2031	25,000	35,372

Diversified Banking Institutions — 1.2%
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	100,000	108,378
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	35,000	41,055
Morgan Stanley Notes 5.45% due 01/09/2017	100,000	108,075

		257,508

Electric-Integrated — 0.2%
Consolidated Edison Co. of New York, Inc. Senior Notes 5.30% due 12/01/2016	35,000	39,538
Duke Energy Carolinas LLC 1st Refunding Mtg. Bonds 5.25% due 01/15/2018	10,000	11,419

		50,957

Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/2017	10,000	11,360

Insurance-Mutual — 0.4%
Liberty Mutual Insurance Co. Sub. Notes 7.88% due 10/15/2026*	75,000	91,398

53

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Limited Guar. Notes 9.70% due 04/01/2030	$50,000	$71,187

Investment Management/Advisor Services — 0.0%
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	3,000	3,453

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.40% due 12/15/2035	25,000	27,925

Real Estate Investment Trusts — 0.8%
Brandywine Operating Partnership LP Company Guar. Notes 6.00% due 04/01/2016	25,000	27,450
HCP, Inc. Senior Notes 6.00% due 01/30/2017	15,000	16,827
Kimco Realty Corp. Senior Notes 5.78% due 03/15/2016	40,000	44,186
Liberty Property LP Senior Notes 6.63% due 10/01/2017	10,000	11,407
Realty Income Corp. Senior Notes 6.75% due 08/15/2019	15,000	17,696
Simon Property Group LP Senior Notes 6.10% due 05/01/2016	55,000	61,680

		179,246

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 6.45% due 06/15/2034	40,000	45,573
AT&T, Inc. Senior Notes 6.80% due 05/15/2036	10,000	11,771
BellSouth Corp. Senior Notes 6.00% due 11/15/2034	5,000	5,129
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	20,000	21,838

		84,311

Transport-Services — 0.4%
Federal Express Corp. Pass Through Certs. Series 981A, Class A 6.72% due 07/15/2023	69,017	82,820

Total U.S. Corporate Bonds & Notes (cost $939,276)		1,064,018

U.S. GOVERNMENT AGENCIES — 14.5%
Federal Home Loan Mtg. Corp. — 5.3%
4.00% due July TBA	300,000	311,965
4.50% due 02/01/2039	377,026	396,963
5.00% due 11/01/2038	174,146	185,661

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 02/01/2039	$48,689	$51,908
5.50% due July TBA	200,000	215,156

		1,161,653

Federal National Mtg. Assoc. — 5.8%
3.50% due July TBA	50,000	50,758
4.50% due July TBA	900,000	952,313
5.00% due 03/01/2019	118,597	126,648
5.00% due 04/01/2019	27,442	29,502
6.00% due 06/01/2040	95,915	104,374

		1,263,595

Government National Mtg. Assoc. — 3.2%
5.00% due 11/15/2034	67,960	74,110
5.00% due 11/15/2035	82,142	89,102
5.50% due 04/15/2034	56,416	61,873
6.00% due July TBA	200,000	221,883
6.50% due 08/15/2023	586	664
6.50% due 09/15/2023	4,598	5,207
6.50% due 10/15/2023	566	641
6.50% due 11/15/2023	45,997	50,830
6.50% due 12/15/2023	67,075	73,872
6.50% due 09/15/2028	4,061	4,495
6.50% due 11/15/2028	13,831	15,903
6.50% due 10/15/2031	1,491	1,661
6.50% due 02/15/2035	42,750	50,432
7.00% due 01/15/2033	6,883	8,254
7.00% due 05/15/2033	41,530	49,647

		708,574

Sovereign Agency — 0.2%
Financing Corp. STRIPS Series 12 zero coupon due 12/06/2013	25,000	24,933
Series 13 zero coupon due 12/27/2013	25,000	24,925

		49,858

Total U.S. Government Agencies (cost $3,121,418)		3,183,680

U.S. GOVERNMENT TREASURIES — 14.6%
United States Treasury Bonds — 2.5%
2.88% due 05/15/2043	115,000	101,775
3.13% due 02/15/2043	160,000	149,350
4.38% due 11/15/2039	40,000	46,887
4.63% due 02/15/2040	210,000	255,905

		553,917

United States Treasury Notes — 12.1%
0.13% due 04/30/2015	600,000	597,727
1.00% due 05/31/2018	500,000	491,406
1.25% due 10/31/2015	300,000	305,531
1.63% due 08/15/2022	405,000	379,972
1.63% due 11/15/2022	70,000	65,346
1.75% due 05/15/2023	275,000	257,555
3.88% due 05/15/2018	300,000	336,094
4.63% due 02/15/2017	175,000	198,133

		2,631,764

Total U.S. Government Treasuries (cost $3,121,392)		3,185,681

Total Long-Term Investment Securities (cost $19,320,113)		21,231,777

54

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 10.8%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$35,000	$35,000
Barclays Capital PLC Joint Repurchase Agreement(1)	960,000	960,000
BNP Paribas SA Joint Repurchase Agreement(1)	405,000	405,000
Deutsche Bank AG Joint Repurchase Agreement(1)	40,000	40,000
Royal Bank of Scotland Joint Repurchase Agreement(1)	540,000	540,000
UBS Securities LLC Joint Repurchase Agreement(1)	380,000	380,000

Total Repurchase Agreements (cost $2,360,000)		2,360,000

TOTAL INVESTMENTS (cost $21,680,113)(2)	107.9%	23,591,777
Liabilities in excess of other assets	(7.9)	(1,731,266)

NET ASSETS	100.0%	$21,860,511

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013, the aggregate value of these securities was $147,284 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 6 for cost of investments on a tax basis.

ADR — American Depository Receipt

STRIPS — Separate trading of registered interest and principal of securities.

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Date	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
3	Short	S&P 500 E-Mini Index	September 2013	$240,593	$239,895	$698
2	Short	U.S. Treasury 5 Year Note	September 2013	243,281	242,094	1,187
1	Short	U.S. Treasury 10 Year Note	September 2013	126,422	126,563	(141)

						$1,744

55

Anchor Series Trust Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock	$13,798,398	$—	$—	$13,798,398
U.S. Corporate Bonds & Notes:
Transport-Services	—	—	82,820	82,820
Other Industries*	—	981,198	—	981,198
U.S. Government Agencies:
Federal Home Loan Mtg. Corp.	—	1,161,653	—	1,161,653
Federal National Mtg. Assoc.	—	1,263,595	—	1,263,595
Other Government Agencies*	—	758,432	—	758,432
U.S. Government Treasuries:
United States Treasury Bonds	—	553,917	—	553,917
United States Treasury Notes	—	2,631,764	—	2,631,764
Repurchase Agreements	—	2,360,000	—	2,360,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	1,885	—	—	1,885

Total	$13,800,283	$9,710,559	$82,820	$23,593,662

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$141	$—	$—	$141

*	Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Financial Statements

56

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — June 30, 2013 — (unaudited)

Industry Allocation*

Sovereign	27.2%
Medical-Drugs	5.2
Diversified Banking Institutions	3.7
Oil Companies-Exploration & Production	2.8
Repurchase Agreements	2.8
Insurance-Multi-line	2.5
Medical-Biomedical/Gene	2.4
Investment Management/Advisor Services	2.1
Brewery	1.8
Retail-Restaurants	1.7
Real Estate Investment Trusts	1.6
Aerospace/Defense	1.6
Semiconductor Components-Integrated Circuits	1.6
Auto/Truck Parts & Equipment-Original	1.5
Insurance-Life/Health	1.4
E-Commerce/Products	1.3
Beverages-Wine/Spirits	1.3
Industrial Gases	1.3
Gas-Transportation	1.3
Medical-Wholesale Drug Distribution	1.2
Cosmetics & Toiletries	1.1
United States Treasury Notes	1.1
Auto-Cars/Light Trucks	1.1
Networking Products	1.1
Telephone-Integrated	1.0
Diversified Manufacturing Operations	1.0
Computers-Memory Devices	1.0
Engines-Internal Combustion	1.0
Instruments-Controls	0.9
Insurance-Property/Casualty	0.9
Commercial Services-Finance	0.9
Oil-Field Services	0.9
Diversified Financial Services	0.9
Television	0.8
Gas-Distribution	0.8
Finance-Other Services	0.7
Beverages-Non-alcoholic	0.7
Retail-Convenience Store	0.7
Electronic Parts Distribution	0.7
Electric Products-Misc.	0.7
Therapeutics	0.7
Web Portals/ISP	0.7
Casino Hotels	0.7
Apparel Manufacturers	0.7
Transport-Rail	0.7
Multimedia	0.6
Metal Processors & Fabrication	0.6
Banks-Commercial	0.6
Finance-Investment Banker/Broker	0.6
Distribution/Wholesale	0.6
Retail-Discount	0.6
Retail-Apparel/Shoe	0.6
Containers-Metal/Glass	0.5
Computer Services	0.5
Water	0.5
Computers	0.5
Applications Software	0.5
Chemicals-Diversified	0.5
Machinery-Electrical	0.4
Computers-Integrated Systems	0.4
Chemicals-Specialty	0.4

Machinery-General Industrial	0.4%
E-Commerce/Services	0.4
Electronic Measurement Instruments	0.4
Oil Companies-Integrated	0.3
Airlines	0.3
Enterprise Software/Service	0.3
Electronic Components-Misc.	0.3
United States Treasury Bonds	0.3
Real Estate Management/Services	0.2
Paper & Related Products	0.2
Audio/Video Products	0.2
Machine Tools & Related Products	0.1
Real Estate Operations & Development	0.1
Rental Auto/Equipment	0.1
Disposable Medical Products	0.1

99.9%

Country Allocation*

United States	37.4%
Japan	9.7
United Kingdom	7.7
France	6.2
Canada	3.7
Sweden	3.3
Mexico	2.9
South Africa	2.7
Singapore	2.6
Italy	2.5
Ireland	2.4
Norway	2.4
Australia	2.2
Poland	2.1
Belgium	1.9
Denmark	1.7
Germany	1.7
Switzerland	1.3
Bermuda	0.9
Spain	0.9
China	0.7
Cayman Islands	0.7
Netherlands	0.7
Brazil	0.5
Hong Kong	0.5
Finland	0.4
India	0.1
Austria	0.1

99.9%

*	Calculated as a percentage of net assets

57

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCK — 67.9%
Aerospace/Defense — 1.6%
BAE Systems PLC	31,015	$180,670
Rolls-Royce Holdings PLC	8,949	154,348

		335,018

Airlines — 0.3%
Delta Air Lines, Inc.†	3,720	69,601

Apparel Manufacturers — 0.7%
VF Corp.	750	144,795

Applications Software — 0.5%
ServiceNow, Inc.†	2,700	109,053

Audio/Video Products — 0.2%
Skyworth Digital Holdings, Ltd.	74,000	37,496

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co.	15,370	237,774

Auto/Truck Parts & Equipment-Original — 1.5%
Aisin Seiki Co., Ltd.	4,300	164,534
TRW Automotive Holdings Corp.†	2,520	167,429

		331,963

Banks-Commercial — 0.6%
Banca Generali SpA	2,829	60,980
Intesa Sanpaolo SpA	24,382	39,068
Shizuoka Bank, Ltd.	3,000	32,335

		132,383

Beverages-Non-alcoholic — 0.7%
Monster Beverage Corp.†	2,600	158,002

Beverages-Wine/Spirits — 1.3%
Diageo PLC	9,176	262,377
United Spirits, Ltd. GDR	1,456	26,557

		288,934

Brewery — 1.8%
Anheuser-Busch InBev NV	4,259	379,135

Casino Hotels — 0.7%
MGM China Holdings, Ltd.	54,430	145,267

Chemicals-Diversified — 0.5%
Lanxess AG	1,748	105,300

Chemicals-Specialty — 0.4%
Brenntag AG	529	80,356

Commercial Services-Finance — 0.9%
Mastercard, Inc., Class A	335	192,458

Computer Services — 0.5%
Accenture PLC, Class A	1,600	115,136

Computers — 0.5%
Lenovo Group, Ltd.	122,000	111,209

Computers-Integrated Systems — 0.4%
Teradata Corp.†	1,700	85,391

Computers-Memory Devices — 1.0%
EMC Corp.	8,920	210,690

Containers-Metal/Glass — 0.5%
Rexam PLC	16,126	117,116

Cosmetics & Toiletries — 1.1%
Estee Lauder Cos., Inc., Class A	3,700	243,349

Disposable Medical Products — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	20,000	21,815

Security Description	Shares	Value (Note 2)

Distribution/Wholesale — 0.6%
LKQ Corp.†	4,860	$125,145

Diversified Banking Institutions — 3.7%
Bank of America Corp.	8,130	104,552
BNP Paribas SA	4,277	233,681
Citigroup, Inc.	2,200	105,534
Lloyds Banking Group PLC†	139,249	133,767
Mitsubishi UFJ Financial Group, Inc.	35,280	217,699

		795,233

Diversified Financial Services — 0.9%
Julius Baer Group, Ltd.	4,860	189,810

Diversified Manufacturing Operations — 1.0%
Illinois Tool Works, Inc.	3,050	210,969

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	675	187,441
Rakuten, Inc.	8,600	101,712

		289,153

E-Commerce/Services — 0.4%
Expedia, Inc.	1,300	78,195

Electric Products-Misc. — 0.7%
AMETEK, Inc.	3,580	151,434

Electronic Components-Misc. — 0.3%
Omron Corp.	1,800	53,575

Electronic Measurement Instruments — 0.4%
Trimble Navigation, Ltd.†	2,880	74,909

Electronic Parts Distribution — 0.7%
Rexel SA	6,779	152,477

Engines-Internal Combustion — 1.0%
Cummins, Inc.	1,900	206,074

Enterprise Software/Service — 0.3%
Nomura Research Institute, Ltd.	1,800	58,621

Finance-Investment Banker/Broker — 0.6%
Nomura Holdings, Inc.	17,700	130,457

Finance-Other Services — 0.7%
IntercontinentalExchange, Inc.†	900	159,984

Gas-Distribution — 0.8%
National Grid PLC	14,536	164,930

Gas-Transportation — 1.3%
Snam SpA	58,851	268,112

Industrial Gases — 1.3%
Air Liquide SA	2,327	287,355

Instruments-Controls — 0.9%
Honeywell International, Inc.	2,530	200,730

Insurance-Life/Health — 1.4%
China Pacific Insurance Group Co., Ltd. Class H	33,800	107,858
T&D Holdings, Inc.	15,060	202,561

		310,419

Insurance-Multi-line — 2.5%
AXA SA	14,217	279,341
Direct Line Insurance Group PLC	23,381	82,858
XL Group PLC	5,430	164,638

		526,837

58

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance-Property/Casualty — 0.9%
Tokio Marine Holdings, Inc.	6,300	$199,773

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	2,090	169,039
BlackRock, Inc.	350	89,897
Invesco, Ltd.	2,700	85,860
Virtus Investment Partners, Inc.†	250	44,068
WisdomTree Investments, Inc.†	4,600	53,222

		442,086

Machine Tools & Related Products — 0.1%
THK Co., Ltd.	1,400	29,431

Machinery-Electrical — 0.4%
Mitsubishi Electric Corp.	9,900	92,731

Machinery-General Industrial — 0.4%
Kone Oyj, Class B	996	79,148

Medical-Biomedical/Gene — 2.4%
Arena Pharmaceuticals, Inc.†	7,640	58,828
Celgene Corp.†	1,100	128,601
Gilead Sciences, Inc.†	2,980	152,606
Regeneron Pharmaceuticals, Inc.†	810	182,153

		522,188

Medical-Drugs — 5.2%
Alkermes PLC†	8,581	246,103
Bristol-Myers Squibb Co.	5,330	238,198
Eli Lilly & Co.	3,800	186,656
Merck & Co., Inc.	5,560	258,262
Zoetis, Inc.	5,900	182,251

		1,111,470

Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	1,980	226,710
Sinopharm Group Co., Ltd.	10,200	25,618

		252,328

Metal Processors & Fabrication — 0.6%
Assa Abloy AB, Class B	3,392	132,926

Multimedia — 0.6%
Time Warner, Inc.	2,350	135,877

Networking Products — 1.1%
Cisco Systems, Inc.	9,700	235,807

Oil Companies-Exploration & Production — 2.8%
Anadarko Petroleum Corp.	2,990	256,931
BG Group PLC	5,257	89,431
Kunlun Energy Co., Ltd.	32,340	57,458
Pioneer Natural Resources Co.	1,400	202,650

		606,470

Oil Companies-Integrated — 0.3%
Phillips 66	1,200	70,692

Oil-Field Services — 0.9%
Halliburton Co.	4,600	191,912

Paper & Related Products — 0.2%
International Paper Co.	940	41,651

Real Estate Investment Trusts — 1.6%
Fibra Uno Administracion SA de CV	20,600	69,173
Hammerson PLC	7,496	55,557
Macquarie Mexico Real Estate Management SA de CV	10,900	23,554

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Unibail-Rodamco SE	710	$165,427
Westfield Group	2,339	24,472

		338,183

Real Estate Management/Services — 0.2%
Deutsche Wohnen AG	3,086	52,400

Real Estate Operations & Development — 0.1%
Mitsui Fudosan Co., Ltd.	1,000	29,411

Rental Auto/Equipment — 0.1%
Hertz Global Holdings, Inc.†	1,050	26,040

Retail-Apparel/Shoe — 0.6%
Gap, Inc.	2,900	121,017

Retail-Convenience Store — 0.7%
FamilyMart Co., Ltd.	3,640	155,245

Retail-Discount — 0.6%
Aeon Co., Ltd.	9,400	123,400

Retail-Restaurants — 1.7%
Tim Hortons, Inc.	2,940	159,007
Yum! Brands, Inc.	2,950	204,553

		363,560

Semiconductor Components-Integrated Circuits — 1.6%
Maxim Integrated Products, Inc.	7,900	219,462
NXP Semiconductor NV†	3,700	114,626

		334,088

Telephone-Integrated — 1.0%
Softbank Corp.	1,400	81,730
Telefonica SA†	10,096	129,378

		211,108

Television — 0.2%
Mediaset SpA†	9,415	35,540

Therapeutics — 0.7%
Onyx Pharmaceuticals, Inc.†	1,210	150,185

Transport-Rail — 0.7%
Canadian National Railway Co.	1,450	141,181

Water — 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	11,000	114,510

Web Portals/ISP — 0.7%
Yahoo!, Inc.†	5,900	148,149

Total Common Stock (cost $13,155,268)		14,575,167

PREFERRED STOCK — 0.6%
Television — 0.6%
ProSiebenSat.1 Media AG (cost $124,499)	3,236	139,085

59

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
Bear Stearns Commercial Mtg. Securities, Inc. Series 2002-TOP8, Class A2 4.83% due 08/15/2038(2) (cost $244)		$245	$245

FOREIGN GOVERNMENT AGENCIES — 25.3%
Sovereign — 25.3%
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	5,000	6,536
Government of Australia Senior Notes 3.25% due 04/21/2029	AUD	15,000	12,065
Government of Australia Senior Notes 4.75% due 04/21/2027	AUD	25,000	24,411
Government of Australia Senior Notes 5.50% due 01/21/2018	AUD	50,000	50,473
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	170,000	178,379
Government of Australia Senior Notes 6.00% due 02/15/2017	AUD	180,000	182,380
Government of Canada Bonds 1.25% due 03/01/2018	CAD	75,000	69,566
Government of Canada Bonds 1.50% due 08/01/2015	CAD	50,000	47,813
Government of Canada Bonds 1.50% due 03/01/2017	CAD	65,000	61,606
Government of Canada Bonds 1.50% due 06/01/2023	CAD	15,000	13,087
Government of Canada Bonds 2.25% due 08/01/2014	CAD	120,000	115,427
Government of Canada Bonds 2.75% due 06/01/2022	CAD	60,000	58,842
Government of Canada Bonds 4.00% due 06/01/2041	CAD	5,000	5,750
Government of Canada Bonds 4.25% due 06/01/2018	CAD	20,000	21,177
Government of Canada Bonds 5.75% due 06/01/2033	CAD	85,000	116,030
Government of Japan Senior Notes 0.20% due 12/20/2017	JPY	2,500,000	25,128
Government of Japan Senior Notes 0.60% due 03/20/2016	JPY	11,050,000	112,772
Government of Japan Senior Notes 0.60% due 03/20/2023	JPY	9,100,000	89,721

Security Description		Principal Amount(1)	Value (Note 2)

Sovereign (continued)
Government of Japan Senior Notes 0.70% due 12/20/2013	JPY	7,300,000	$73,816
Government of Japan Senior Notes 0.80% due 12/20/2022	JPY	1,250,000	12,575
Government of Japan Senior Notes 1.60% due 03/20/2033	JPY	900,000	8,936
Government of Japan Senior Notes 1.70% due 12/20/2032	JPY	1,700,000	17,191
Government of Japan Senior Notes 1.80% due 03/20/2043	JPY	950,000	9,495
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	7,150,000	80,053
Government of Japan Senior Notes 2.20% due 09/20/2028	JPY	4,150,000	46,822
Kingdom of Belgium Bonds 3.75% due 09/28/2020	EUR	20,000	29,089
Kingdom of Denmark Bonds 3.00% due 11/15/2021	DKK	155,000	30,211
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	540,000	107,548
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	465,000	114,292
Kingdom of Denmark Bonds 7.00% due 11/10/2024	DKK	515,000	137,949
Kingdom of Netherlands Bonds 4.00% due 01/15/2037*	EUR	10,000	16,148
Kingdom of Norway Bonds 2.00% due 05/24/2023	NOK	105,000	16,475
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	480,000	86,966
Kingdom of Norway Bonds 4.25% due 05/19/2017	NOK	600,000	108,181
Kingdom of Norway Bonds 4.50% due 05/22/2019	NOK	800,000	149,494
Kingdom of Norway Bonds 5.00% due 05/15/2015	NOK	820,000	143,782
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	10,000	13,500
Kingdom of Spain Senior Notes 4.90% due 07/30/2040	EUR	10,000	12,353
Kingdom of Spain Bonds 5.85% due 01/31/2022	EUR	10,000	14,153

60

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Kingdom of Sweden Bonds 1.50% due 11/13/2023	SEK	610,000	$85,078
Kingdom of Sweden Bonds 3.00% due 07/12/2016	SEK	150,000	23,493
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	295,000	48,956
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	110,000	18,117
Kingdom of Sweden Bonds 3.75% due 08/12/2017	SEK	710,000	115,525
Kingdom of Sweden Bonds 5.00% due 12/01/2020	SEK	1,150,000	207,303
Kingdom of Sweden Bonds 6.75% due 05/05/2014	SEK	525,000	82,081
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	15,000	22,236
Republic of France Bonds 1.00% due 05/25/2018	EUR	10,000	12,886
Republic of France Notes 2.50% due 01/15/2015	EUR	35,000	47,112
Republic of France Bonds 4.50% due 04/25/2041	EUR	10,000	15,844
Republic of France Bonds 5.00% due 10/25/2016	EUR	20,000	29,658
Republic of Italy Bonds 3.00% due 04/15/2015	EUR	30,000	39,683
Republic of Italy Bonds 3.50% due 06/01/2014	EUR	20,000	26,544
Republic of Italy Bonds 4.50% due 03/01/2019	EUR	20,000	27,051
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	5,000	6,199
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	20,000	25,971
Republic of Poland Bonds 3.75% due 04/25/2018	PLN	260,000	78,375
Republic of Poland Bonds 5.50% due 10/25/2019	PLN	200,000	65,423
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	450,000	149,449

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	485,000	$155,804
Republic of Singapore Senior Notes 2.75% due 04/01/2042	SGD	20,000	15,102
Republic of Singapore Senior Notes 3.13% due 09/01/2022	SGD	315,000	264,773
Republic of Singapore Senior Notes 3.63% due 07/01/2014	SGD	345,000	281,344
Republic of South Africa Bonds 6.50% due 02/28/2041	ZAR	990,000	77,151
Republic of South Africa Senior Notes 6.75% due 03/31/2021	ZAR	540,000	52,397
Republic of South Africa Bonds 7.75% due 02/28/2023	ZAR	175,000	17,852
Republic of South Africa Senior Notes 8.25% due 09/15/2017	ZAR	1,745,000	185,257
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	1,000,000	122,628
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	720,000	83,742
Societe Financement de l’Economie Francaise Government Guar. Notes 3.38% due 05/05/2014*		100,000	102,460
United Mexican States Bonds 7.50% due 06/03/2027	MXN	2,668,200	230,628
United Mexican States Bonds 8.00% due 12/17/2015	MXN	3,052,500	254,750
United Mexican States Bonds 8.50% due 11/18/2038	MXN	157,300	14,140
United Mexican States Bonds 10.00% due 11/20/2036	MXN	111,500	11,455

Total Foreign Government Agencies (cost $5,515,179)			5,416,659

FOREIGN GOVERNMENT TREASURIES — 1.9%
Sovereign — 1.9%

United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	40,000	60,263
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	30,000	43,046
United Kingdom Gilt Treasury Bonds 2.00% due 01/22/2016	GBP	60,000	94,412

61

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Security Description		Principal Amount(1)	Value (Note 2)

FOREIGN GOVERNMENT TREASURIES (continued)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 3.75% due 07/22/2052	GBP	5,000	$7,853
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	36,000	62,992
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	3,000	5,405
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2030	GBP	35,000	64,709
United Kingdom Gilt Treasury Bonds 4.75% due 12/07/2038	GBP	35,000	65,229

Total Foreign Government Treasuries (cost $395,906)			403,909

U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.3%
4.25% due 05/15/2039		$25,000	$28,742
4.50% due 05/15/2038		20,000	23,863

			52,605

United States Treasury Notes — 1.1%
0.75% due 03/31/2018		50,000	48,668
0.88% due 12/31/2016		25,000	24,984
1.75% due 05/15/2023		20,000	18,731
2.00% due 02/15/2023		45,000	43,309
2.50% due 03/31/2015		100,000	103,809

			239,501

Total U.S. Government Treasuries (cost $292,299)			292,106

Total Long-Term Investment Securities (cost $19,483,395)			20,827,171

REPURCHASE AGREEMENTS — 2.8%
Bank of America Securities LLC Joint Repurchase Agreement(3)		10,000	10,000
Barclays Capital PLC Joint Repurchase Agreement(3)		245,000	245,000

Security Description	Principal Amount(1)	Value (Note 2)

REPURCHASE AGREEMENTS (continued)
BNP Paribas SA Joint Repurchase Agreement(3)	$100,000	$100,000
Deutsche Bank AG Joint Repurchase Agreement(3)	10,000	10,000
Royal Bank of Scotland Joint Repurchase Agreement(3)	135,000	135,000
UBS Securities LLC Joint Repurchase Agreement(3)	95,000	95,000

Total Repurchase Agreements (cost $595,000)		595,000

TOTAL INVESTMENTS (cost $20,078,395) (4)	99.9%	21,422,171
Other assets less liabilities	0.1	28,794

NET ASSETS	100.0%	$21,450,965

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At June 30, 2013 the aggregate value of these securities was $147,043 representing 0.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.
ADR	— American Depository Receipt
GDR	— Global Depository Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound Sterling
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
ZAR	— South African Rand

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of June 30, 2013	Unrealized Appreciation (Depreciation)
1	Short	Euro Bund	September 2013	$140,661	$141,520	$(859)
1	Short	E-Mini MSCI EAFE Index	September 2013	85,031	81,985	3,046
1	Short	S&P 500 E-Mini Index	September 2013	80,197	79,965	232

						$2,419

62

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	AUD	3,000	USD	2,784	07/31/2013	$39	$—
	EUR	10,000	USD	13,408	07/31/2013	396	—
	USD	15,658	GBP	10,000	07/31/2013	—	(454)

						435	(454)

Barclays Bank PLC	NOK	19,000	USD	3,115	07/31/2013	—	(1)
	ZAR	528,000	USD	53,130	07/31/2013	—	(62)

						—	(63)

BNP Paribas SA	EUR	8,000	USD	10,574	07/31/2013	165	—
	USD	9,628	CAD	10,000	07/31/2013	—	(122)

						165	(122)

Citibank N.A.	AUD	7,000	USD	6,414	07/31/2013	10	—
	DKK	2,363,000	USD	418,875	07/31/2013	6,603	—
	EUR	1,298,000	USD	1,709,049	07/31/2013	20,222	—
	SEK	34,000	USD	5,016	07/31/2013	—	(30)
	SGD	819,000	USD	642,966	07/31/2013	—	(2,849)
	USD	56,473	EUR	43,000	07/31/2013	—	(525)
	USD	4,881	NOK	30,000	07/31/2013	39	—
	USD	157,012	SGD	200,000	07/31/2013	696	—
	USD	6,433	ZAR	65,000	07/31/2013	115	—

						27,685	(3,404)

Credit Suisse London Branch	AUD	4,000	USD	3,711	07/31/2013	52	—
	CHF	28,000	USD	30,488	07/31/2013	856	—
	EUR	5,000	USD	6,601	07/31/2013	95	—
	PLN	1,601,000	USD	488,135	07/31/2013	8,184	—
	USD	319,033	CHF	293,000	07/31/2013	—	(8,953)
	USD	242,280	EUR	185,000	07/31/2013	—	(1,576)
	USD	31,614	ILS	115,000	07/31/2013	—	(36)
	USD	44,969	RUB	1,486,000	07/31/2013	90	—
	USD	188,452	TWD	5,679,000	07/31/2013	1,073	—

						10,350	(10,565)

Deutsche Bank AG London	EUR	10,000	USD	13,242	07/31/2013	231	—
	GBP	10,000	USD	15,464	07/31/2013	260	—
	KRW	9,441,000	USD	8,169	07/31/2013	—	(86)
	USD	13,946	DKK	80,000	07/31/2013	12	—
	USD	6,502	EUR	5,000	07/31/2013	4	—
	USD	44,096	INR	2,640,000	07/31/2013	101	—
	USD	253,448	KRW	292,930,000	07/31/2013	2,659	—

						3,267	(86)

Goldman Sachs International	AUD	505,000	USD	463,775	07/31/2013	1,824	—
	BRL	355,000	USD	160,227	07/02/2013	—	(624)
	EUR	5,000	USD	6,548	07/31/2013	43	—
	NOK	40,000	USD	6,960	07/31/2013	400	—
	SEK	9,000	USD	1,328	07/31/2013	—	(8)
	USD	163,512	BRL	355,000	07/02/2013	—	(2,660)
	USD	280,950	AUD	306,000	07/31/2013	—	(1,035)
	USD	9,786	CAD	10,000	07/31/2013	—	(279)

63

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	1,302	NOK	8,000	07/31/2013	$10	$—
	USD	14,968	SGD	19,000	07/31/2013	14	—

						2,291	(4,606)

HSBC Bank USA N.A.	HKD	960,000	USD	123,779	07/31/2013	—	(7)
	USD	29,865	MXN	390,000	07/31/2013	73	—
	USD	14,982	PLN	50,000	07/31/2013	7	—
	USD	15,770	SGD	20,000	07/31/2013	1	—
	USD	16,051	ZAR	160,000	07/31/2013	68	—

						149	(7)

JPMorgan Chase Bank	CNY	515,000	USD	83,078	07/31/2013	—	(608)
	CNY	623,000	USD	100,464	10/15/2013	—	(262)
	CNY	625,000	USD	101,604	04/23/2014	1,393	—
	EUR	27,000	USD	35,678	07/31/2013	548	—
	JPY	1,240,000	USD	12,675	07/31/2013	177	—
	USD	4,640	AUD	5,000	07/31/2013	—	(66)
	USD	6,503	EUR	5,000	07/31/2013	3	—
	USD	106,608	HKD	827,000	07/31/2013	28	—
	USD	70,401	JPY	6,904,000	07/31/2013	—	(814)
	USD	100,804	ZAR	1,035,000	07/31/2013	3,464	—
	USD	98,889	CNY	623,000	10/15/2013	1,837	—
	USD	103,220	CNY	625,000	04/23/2014	—	(3,009)
	ZAR	5,068,000	USD	493,601	07/31/2013	—	(16,964)

						7,450	(21,723)

Morgan Stanley and Co. International PLC	EUR	10,000	USD	13,108	07/31/2013	97	—
	GBP	282,000	USD	436,496	07/31/2013	7,743	—
	NOK	3,103,000	USD	521,371	07/31/2013	12,493	—
	USD	12,736	JPY	1,240,000	07/31/2013	—	(238)
	USD	95,604	NOK	569,000	07/31/2013	—	(2,291)
	USD	6,309	SGD	8,000	07/31/2013	—	(1)

						20,333	(2,530)

National Australia Bank, Ltd.	JPY	95,933,000	USD	1,008,359	07/31/2013	41,431	—

Royal Bank of Canada	AUD	13,000	USD	11,966	07/31/2013	74	—
	EUR	10,000	USD	13,004	07/31/2013	—	(7)
	GBP	40,000	USD	62,574	07/31/2013	1,758	—
	JPY	950,000	USD	9,596	07/31/2013	21	—
	MXN	6,849,000	USD	529,346	07/31/2013	3,585	—
	USD	3,864	MXN	50,000	07/31/2013	—	(26)

						5,438	(33)

State Street Bank and Trust Company	CAD	22,000	USD	20,930	07/31/2013	17	—
	USD	24,310	GBP	16,000	07/31/2013	16	—

						33	—

UBS AG	BRL	355,000	USD	165,538	07/02/2013	4,687	—
	EUR	5,000	USD	6,548	07/31/2013	42	—
	MXN	150,000	USD	11,527	07/31/2013	12	—
	SEK	4,143,000	USD	631,018	07/31/2013	16,164	—
	USD	160,227	BRL	355,000	07/02/2013	624	—
	USD	164,415	AUD	180,000	07/31/2013	241	—

64

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	18,945	CAD	20,000	07/31/2013	$67	$—
	USD	62,214	MYR	200,000	07/31/2013	961	—
	USD	6,306	SGD	8,000	07/31/2013	2	—
	USD	71,148	BRL	159,000	08/02/2013	388	—

						23,188	—

Westpac Banking Corp.	CAD	610,000	USD	587,800	07/31/2013	7,936	—
	USD	200,110	CAD	207,000	07/31/2013	—	(3,336)

						7,936	(3,336)

Net Unrealized Appreciation/(Depreciation)						$150,151	$(46,929)

AUD	— Australian Dollar	HKD	— Hong Kong Dollar	PLN	— Polish Zloty
BRL	— Brazilian Real	ILS	— Israeli Shekel	RUB	— Russian Ruble
CAD	— Canadian Dollar	INR	— Indian Rupee	SEK	— Swedish Krona
CHF	— Swiss Franc	JPY	— Japanese Yen	SGD	— Singapore Dollar
CNY	— Yuan (Chinese) Renminbi	KRW	— South Korean Won	TWD	— Taiwan Dollar
DKK	— Danish Krone	MXN	— Mexican Peso	USD	— United States Dollar
EUR	— Euro	MYR	— Malaysian Ringgit	ZAR	— South African Rand
GBP	— British Pound Sterling	NOK	— Norwegian Krone

65

Anchor Series Trust Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2013 — (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2013 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock:
Medical-Drugs	$1,111,470	$—	$—	$1,111,470
Other Industries*	13,463,697	—	—	13,463,697
Preferred Stock	139,085	—	—	139,085
Asset Backed Securities	—	245	—	245
Foreign Government Agencies:
Sovereign	—	5,416,659	—	5,416,659
Foreign Government Treasuries	—	403,909	—	403,909
U.S. Government Treasuries	—	292,106	—	292,106
Repurchase Agreements	—	595,000	—	595,000
Other Financial Instruments:@
Open Futures Contracts — Appreciation	3,278	—	—	3,278
Open Forward Foreign Currency Contracts — Appreciation	—	150,151	—	150,151

Total	$14,717,530	$6,858,070	$—	$21,575,600

Liabilities:
Other Financial Instruments:@
Open Futures Contracts — Depreciation	$859	$—	$—	$859
Open Forward Foreign Currency Contracts — Depreciation	—	46,929	—	46,929

Total	$859	$46,929	$—	$47,788

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $2,568,681 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 investments at the end of the reporting period.

See Notes to Financial Statements

66

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67

Anchor Series Trust

STATEMENT OF ASSETS AND LIABILITIES — June 30, 2013 (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
ASSETS:
Investments at value (unaffiliated)*	$1,324,232,153	$215,706,304
Repurchase agreements (cost approximates value)	112,225,000	5,785,000

Total investments	1,436,457,153	221,491,304

Cash	3,609	11,753
Foreign cash*	—	7,441
Due from broker@	—	—
Receivable for:
Fund shares sold	14,969,166	402,548
Dividends and interest	6,290,706	987,463
Investments sold	172,053,781	324,684
Prepaid expenses and other assets	10,422	5,265
Due from investment adviser for expense reimbursements/fee waivers	—	—
Variation margin on futures contracts	—	—
Unrealized appreciation on forward foreign currency contracts	—	—

Total assets	1,629,784,837	223,230,458

LIABILITIES:
Payable for:
Fund shares redeemed	125,681	128,406
Investments purchased	279,393,934	762,401
Investment advisory and management fees	534,205	120,668
Service fees — Class 2	6,751	2,193
Service fees — Class 3	159,602	9,513
Transfer agent fees and expenses	564	376
Trustees’ fees and expenses	11,602	2,484
Other accrued expenses	200,101	96,398
Variation margin on futures contracts	—	—
Unrealized depreciation on forward foreign currency contracts	—	—
Forward sales contracts, at value#	134,632,221	—

Total liabilities	415,064,661	1,122,439

Net Assets	$1,214,720,176	$222,108,019

NET ASSETS REPRESENTED BY:
Capital paid-in	1,150,156,544	184,560,525
Accumulated undistributed net investment income (loss)	33,425,677	8,738,672
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	13,554,010	(2,647,902)
Unrealized appreciation (depreciation) on investments	17,265,424	31,456,946
Unrealized appreciation (depreciation) on futures contracts	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	(222)
Unrealized appreciation (depreciation) on forward sales contracts	318,521	—

NET ASSETS	$1,214,720,176	$222,108,019

Class 1 (unlimited shares authorized):
Net assets	$378,193,401	$158,010,699
Shares of beneficial interest issued and outstanding	24,797,647	10,486,601
Net asset value, offering and redemption price per share	$15.25	$15.07

Class 2 (unlimited shares authorized):
Net assets	$54,377,700	$17,671,213
Shares of beneficial interest issued and outstanding	3,568,988	1,175,310
Net asset value, offering and redemption price per share	$15.24	$15.04

Class 3 (unlimited shares authorized):
Net assets	$782,149,075	$46,426,107
Shares of beneficial interest issued and outstanding	51,518,518	3,099,362
Net asset value, offering and redemption price per share	$15.18	$14.98

* Cost
Investments (unaffiliated)	$1,306,966,729	$184,249,358

Foreign cash	$—	$7,421

# Proceeds from forward sales contracts	$134,950,742	$—

@	See Note 2

See Notes to Financial Statements

68

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio

$65,081,821	$437,271,011	$1,105,316,225	$195,801,312	$21,231,777	$20,827,171
1,620,000	10,840,000	33,200,000	9,865,000	2,360,000	595,000

66,701,821	448,111,011	1,138,516,225	205,666,312	23,591,777	21,422,171

3,936	4,669	3,142	3,375,173	14,736	2,006
—	—	—	16,179	—	3,946
—	—	—	—	12,950	10,441

312,555	643,704	351,984	5,634,624	—	763
75,517	287,210	294,044	215,787	46,435	104,275
194,704	3,983,952	19,101,596	—	76,671	94,842
5,320	6,264	11,282	7,116	3,638	4,465
—	—	—	—	12,571	—
—	—	—	—	1,173	515
—	—	—	—	—	150,151

67,293,853	453,036,810	1,158,278,273	214,915,191	23,759,951	21,793,575

4,269	1,630,772	7,419,364	22,711	9,837	6,947
914,071	3,392,586	23,491,780	5,855,097	1,824,620	223,111
37,015	265,069	661,724	131,177	18,185	17,825
—	3,214	6,996	1,653	—	—
—	24,980	116,407	23,927	22	—
251	564	564	564	376	188
437	7,693	15,706	2,416	1,332	929
44,850	92,283	171,577	70,699	45,021	46,604
—	—	—	—	47	77
—	—	—	—	—	46,929
—	—	—	—	—	—

1,000,893	5,417,161	31,884,118	6,108,244	1,899,440	342,610

$66,292,960	$447,619,649	$1,126,394,155	$208,806,947	$21,860,511	$21,450,965

60,833,503	445,454,050	699,779,586	244,102,022	20,767,160	18,170,976
466,557	4,933,434	(1,770,084)	3,452,697	362,403	77,310

2,601,233	(54,738,344)	258,326,731	(26,810,787)	(1,182,460)	1,755,763
2,391,667	51,970,509	170,052,119	(11,930,331)	1,911,664	1,343,776
—	—	—	—	1,744	2,419
—	—	5,803	(6,654)	—	100,721
—	—	—	—	—	—

$66,292,960	$447,619,649	$1,126,394,155	$208,806,947	$21,860,511	$21,450,965

$66,292,960	$303,587,372	$516,879,728	$80,231,061	$21,755,286	$21,450,965
6,920,816	12,293,991	11,282,664	3,894,190	3,161,734	2,463,913
$9.58	$24.69	$45.81	$20.60	$6.88	$8.71

$—	$25,521,691	$55,796,644	$12,946,083	$—	$—
—	1,034,345	1,237,595	631,118	—	—
$—	$24.67	$45.08	$20.51	$—	$—

$—	$118,510,586	$553,717,783	$115,629,803	$105,225	$—
—	4,814,176	12,410,374	5,668,515	15,320	—
$—	$24.62	$44.62	$20.40	$6.87	$—

$62,690,154	$385,300,502	$935,264,106	$207,731,643	$19,320,113	$19,483,395

$—	$—	$—	$16,226	$—	$3,944

$—	$—	$—	$—	$—	$—

69

Anchor Series Trust

STATEMENT OF OPERATIONS — For the six months ended June 30, 2013 (unaudited)

	Government and Quality Bond Portfolio	Asset Allocation Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$2,079,260
Interest (unaffiliated)	11,496,629	1,579,213

Total investment income*	11,496,629	3,658,473

EXPENSES:
Investment advisory and management fees	3,203,345	733,469
Service fee
Class 2	42,838	13,183
Class 3	978,144	56,534
Transfer agent fees and expenses	564	376
Custodian and accounting fees	158,567	100,928
Reports to shareholders	89,152	16,559
Audit and tax fees	21,646	19,626
Legal fees	9,598	3,956
Trustees’ fees and expenses	35,517	6,618
Interest expense	43	—
Other expenses	13,592	16,883

Total expenses before fee waivers, expense reimbursements, expense recoupments, and fees paid indirectly	4,553,006	968,132
Fees waived and expenses reimbursed by investment advisor (Note 3)	—	—
Fees paid indirectly (Note 4)	—	(273)

Net expenses	4,553,006	967,859

Net investment income (loss)	6,943,623	2,690,614

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)	3,105,340	5,249,424
Net realized gain (loss) on futures contracts, and options contracts	196	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(552)

Net realized gain (loss) on investments and foreign currencies	3,105,536	5,248,872

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(37,176,573)	6,289,214
Change in unrealized appreciation (depreciation) on futures contracts, and options contracts	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(130)
Change in unrealized appreciation (depreciation) on forward sales contracts	702,649	—

Net unrealized gain (loss) on investments and foreign currencies	(36,473,924)	6,289,084

Net realized and unrealized gain (loss) on investments and foreign currencies	(33,368,388)	11,537,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(26,424,765)	$14,228,570

* Net of foreign withholding taxes on interest and dividends of	$(966)	$58,006

See Notes to Financial Statements

70

Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio

$506,883	$3,321,532	$3,179,665	$2,225,257	$139,040	$178,252
892	5,908	13,119	2,053	92,628	119,457

507,775	3,327,440	3,192,784	2,227,310	231,668	297,709

182,610	1,524,087	3,932,569	835,558	110,449	107,254

—	19,608	42,374	10,659	—	—
—	151,930	695,315	155,630	129	—
251	564	564	564	376	188
27,282	71,610	122,384	56,661	29,814	47,789
4,345	12,338	87,498	16,330	3,415	1,548
17,295	17,295	17,295	17,295	19,271	22,799
3,780	5,309	8,864	3,934	2,882	2,886
1,353	12,063	32,699	6,786	659	636
—	—	—	—	—	—
7,754	11,537	24,416	11,280	7,679	10,404

244,670	1,826,341	4,963,978	1,114,697	174,674	193,504
—	—	—	—	(53,051)	—
(265)	(4,476)	(17,447)	(609)	(83)	(246)

244,405	1,821,865	4,946,531	1,114,088	121,540	193,258

263,370	1,505,575	(1,753,747)	1,113,222	110,128	104,451

4,040,995	26,387,068	127,553,363	(10,629,144)	1,060,827	1,544,205
—	—	—	—	1,638	60,142
—	—	(33,838)	12,521	—	54,179

4,040,995	26,387,068	127,519,525	(10,616,623)	1,062,465	1,658,526

752,722	22,005,552	8,772,358	(10,446,742)	225,784	(666,249)
—	—	—	—	6,314	4,419
—	—	5,804	(6,610)	—	193,970
—	—	—	—	—	—

752,722	22,005,552	8,778,162	(10,453,352)	232,098	(467,860)

4,793,717	48,392,620	136,297,687	(21,069,975)	1,294,563	1,190,666

$5,057,087	$49,898,195	$134,543,940	$(19,956,753)	$1,404,691	$1,295,117

$3,938	$25,877	$31,300	$147,973	$1,232	$12,872

71

Anchor Series Trust

STATEMENT OF CHANGES IN NET ASSETS

	Government and Quality Bond Portfolio
	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$6,943,623	$19,056,061
Net realized gain (loss) on investments and foreign currencies	3,105,536	19,578,424
Net unrealized gain (loss) on investments and foreign currencies	(36,473,924)	955,827

Net increase (decrease) in net assets resulting from operations	(26,424,765)	39,590,312

Distributions to shareholders from:
Net investment income — Class 1	—	(6,794,563)
Net investment income — Class 2	—	(1,328,156)
Net investment income — Class 3	—	(16,009,509)
Net realized gain on securities — Class 1	—	(4,036,792)
Net realized gain on securities — Class 2	—	(854,071)
Net realized gain on securities — Class 3	—	(10,596,454)

Total distributions to shareholders	—	(39,619,545)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	56,205,802	120,965,016

Total increase (decrease) in net assets	29,781,037	120,935,783

NET ASSETS:
Beginning of period	1,184,939,139	1,064,003,356

End of period†	$1,214,720,176	$1,184,939,139

† Includes accumulated undistributed net investment income (loss)	$33,425,677	$26,482,054

See Notes to Financial Statements

72

Asset Allocation Portfolio		Growth and Income Portfolio		Growth Portfolio
For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012

$2,690,614	$5,826,333	$263,370	$203,816	$1,505,575	$3,439,358
5,248,872	5,930,175	4,040,995	429,035	26,387,068	12,247,514
6,289,084	13,497,398	752,722	1,386,787	22,005,552	32,522,453

14,228,570	25,253,906	5,057,087	2,019,638	49,898,195	48,209,325

(64,466)	(4,926,993)	—	—	—	(1,293,628)
—	(501,958)	—	—	—	(108,385)
—	(1,207,216)	—	—	—	(353,872)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(64,466)	(6,636,167)	—	—	—	(1,755,885)

(11,885,417)	(23,461,338)	21,965,001	29,802,101	9,742,020	737,939

2,278,687	(4,843,599)	27,022,088	31,821,739	59,640,215	47,191,379

219,829,332	224,672,931	39,270,872	7,449,133	387,979,434	340,788,055

$222,108,019	$219,829,332	$66,292,960	$39,270,872	$447,619,649	$387,979,434

$8,738,672	$6,112,524	$466,557	$203,187	$4,933,434	$3,427,859

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Anchor Series Trust

STATEMENT OF CHANGES IN NET ASSETS

	Capital Appreciation Portfolio
	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(1,753,747)	$(3,267,857)
Net realized gain (loss) on investments and foreign currencies	127,519,525	138,023,880
Net unrealized gain (loss) on investments and foreign currencies	8,778,162	93,606,006

Net increase (decrease) in net assets resulting from operations	134,543,940	228,362,029

Distributions to shareholders from:
Net investment income — Class 1	—	—
Net investment income — Class 2	—	—
Net investment income — Class 3	—	—
Net realized gain on securities — Class 1	(51,387)	(20,248,496)
Net realized gain on securities — Class 2	(5,812)	(2,446,542)
Net realized gain on securities — Class 3	(57,570)	(23,499,636)

Total distributions to shareholders	(114,769)	(46,194,674)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(79,120,126)	(100,496,391)

Total increase (decrease) in net assets	55,309,045	81,670,964

NET ASSETS:
Beginning of period	1,071,085,110	989,414,146

End of period†	$1,126,394,155	$1,071,085,110

† Includes accumulated undistributed net investment income (loss)	$(1,770,084)	$(16,337)

See Notes to Financial Statements

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Natural Resources Portfolio		Multi-Asset Portfolio		Strategic Multi-Asset Portfolio
For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012	For the six months ended June 30, 2013 (unaudited)	For the year ended December 31, 2012

$1,113,222	$2,369,602	$110,128	$207,770	$104,451	$118,383
(10,616,623)	(13,135,298)	1,062,465	1,266,947	1,658,526	1,297,520
(10,453,352)	18,652,035	232,098	669,121	(467,860)	1,604,331

(19,956,753)	7,886,339	1,404,691	2,143,838	1,295,117	3,020,234

—	(890,355)	—	(198,946)	—	(527,384)
—	(133,613)	—	—	—	—
—	(1,092,760)	—	—	—	—
—	(7,695,993)	—	—	—	—
—	(1,442,429)	—	—	—	—
—	(12,995,684)	—	—	—	—

—	(24,250,834)	—	(198,946)	—	(527,384)

(1,784,370)	7,505,936	(1,757,277)	(3,137,182)	(1,159,750)	(2,266,143)

(21,741,123)	(8,858,559)	(352,586)	(1,192,290)	135,367	226,707

230,548,070	239,406,629	22,213,097	23,405,387	21,315,598	21,088,891

$208,806,947	$230,548,070	$21,860,511	$22,213,097	$21,450,965	$21,315,598

$3,452,697	$2,339,475	$362,403	$252,275	$77,310	$(27,141)

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ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS (unaudited)

June 30, 2013

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 8 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company and The United States Life Insurance Company in the City of New York, each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company of SAAMCo. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed Portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc.). “Net Assets” will take into account borrowing for investment purposes.

The Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The Growth and Income Portfolio seeks to provide long-term capital appreciation and current income by investing at least 65% of total assets in core equity securities. “Core equity securities” are stocks, primarily of well-established companies, diversified by industry and company type that are selected based on their predictable or anticipated earnings growth and best relative value.

The Growth Portfolio seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The Capital Appreciation Portfolio seeks long-term capital appreciation by investing primarily in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The Natural Resources Portfolio seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation, using a value-style investment approach. Under normal market circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The Multi-Asset Portfolio seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio’s assets among equity securities, investment grade fixed income securities and cash.

The Strategic Multi-Asset Portfolio seeks high long-term total investment return by actively allocating the Portfolio’s assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Fund in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2013 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized

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as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior secured floating rate loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade and are generally categorized as Level 1. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade and are generally categorized as Level 1. Options and swap contracts traded on over-the-counter markets are marked-to-market daily based upon quotations received from an approved outside pricing service or market makers and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Portfolio transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance total return. During the six months ended June 30, 2013, the Strategic Multi-Asset Portfolio used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance total return. As of June 30, 2013, the Strategic Multi-Asset Portfolio had open forward contracts, which are reported on a schedule following the Portfolio’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

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Futures: Certain of the Portfolios may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the six months ended June 30, 2013, the Multi-Asset and the Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity and bond markets and to manage duration and yield curve positioning. As of June 30, 2013, the following Portfolios had open futures contracts: Multi-Asset Portfolio and Strategic Multi-Asset Portfolio, which are reported on a schedule following each Portfolio’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “variation margin” are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

At June 30, 2013, the amount shown in the Statements of Assets and Liabilities as due from broker for the Multi-Asset Portfolio and the Strategic Multi-Asset Portfolio includes amounts set aside for margin requirements for open futures contracts.

Options: Certain Portfolios may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Portfolio’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended June 30, 2013, the Capital Appreciation Portfolio used options contracts to seek protection against a decline in value of the Portfolio’s securities. As of June 30, 2013, none of the Portfolios had open options contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Portfolios of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible

79

to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. During the six months ended June 30, 2013, none of the Portfolios had transactions in options written.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. The Master Agreement may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. The Master Agreements may contain certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. The Master Agreements also typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to instruments subject to Master Agreements that are in a net liability position could be material to the Portfolio’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to the Financial Statements.

The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Asset and Liabilities.

The following tables represent the value of derivatives held as of June 30, 2013, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations For the six months ended June 30, 2013:

Capital Appreciation Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)	Call and put options purchased, at value	$—	Call and put options purchased, at value	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)(4)	Net realized gain (loss) on investments (unaffiliated)/Change in unrealized appreciation (depreciation) on investments (unaffiliated)	$(396,937)	$—

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity purchased options contracts was $63,500.
(3)	Net realized gain (loss) on purchased options is included in net realized gain (loss) on investments (unaffiliated) line of the Statement of Operations.
(4)	The change in unrealized appreciation (depreciation) on purchased options is included in change in unrealized appreciation (depreciation) on investments (unaffiliated) line of the Statement of Operations.

	Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(4)	Variation margin on futures contracts	$1,095	Variation margin on futures contracts	$—
Interest rate contracts (3)(4)	Variation margin on futures contracts	78	Variation margin on futures contracts	47

		$1,173		$47

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Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$(4,995)	$7,072
Interest rate contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	6,633	(758)

		$1,638	$6,314

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $142.
(3)	The average value outstanding for interest rate futures was $433,333.
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,744 as reported in the Portfolio of Investments.

	Strategic Multi-Asset Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts (2)(5)	Variation margin on futures contracts	$515	Variation margin on futures contracts	$—
Interest rate contracts (3)(5)	Variation margin on futures contracts	—	Variation margin on futures contracts	77
Foreign exchange contracts (4)	Unrealized appreciation on forward foreign currency contracts	150,151	Unrealized depreciation on forward foreign currency contracts	46,929

		$150,666		$47,006

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts (2)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	$55,159	$3,265
Interest rate contracts (3)	Net realized gain (loss) on futures contracts and options contracts/Change in unrealized appreciation (depreciation) on futures contracts and options contracts	4,983	1,154
Foreign exchange contracts (4)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	73,736	197,682

		$133,878	$202,101

(1)	The Portfolio’s derivative contracts held during the six months ended June 30, 2013, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $133.
(3)	The average value outstanding for interest rate futures was $200,000.
(4)	The average notional amount outstanding for forward foreign currency contracts was $14,035,454.
(5)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $2,419 as reported in the Portfolio of Investments.

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As of June 30, 2013, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements:

Assets:	Government and Quality Bond Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	112,225,000	—	112,225,000

Total	$112,225,000	$—	$112,225,000

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
Bank of America Securities LLC	$1,885,000	$(1,885,000)	$—	$—
Barclays Capital PLC	45,090,000	(45,090,000)	—	—
BNP Paribas SA	19,315,000	(19,315,000)	—	—
Deutsche Bank AG	1,980,000	(1,980,000)	—	—
Royal Bank of Scotland	25,755,000	(25,755,000)	—	—
UBS Securities LLC	18,200,000	(18,200,000)	—	—

	$112,225,000	$(112,225,000)	$—	—

Liabilities:	Government and Quality Bond Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Other financial instruments	—	—	—

Total	$—	$—	$—

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
	$—	$—	$—	$—

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Assets:	Asset Allocation Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	5,785,000	—	5,785,000

Total	$5,785,000	$—	$5,785,000

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
State Street Bank and Trust Co.	$5,785,000	$(5,785,000)	$—	$—

Liabilities:	Asset Allocation Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Other financial instruments	—	—	—

Total	$—	$—	$—

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
	$—	$—	$—	$—

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Assets:	Growth and Income Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	1,620,000	—	1,620,000

Total	$1,620,000	$—	$1,620,000

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
Bank of America Securities LLC	$25,000	$(25,000)	$—	$—
Barclays Capital PLC	665,000	(665,000)	—	—
BNP Paribas SA	275,000	(275,000)	—	—
Deutsche Bank AG	25,000	(25,000)	—	—
Royal Bank of Scotland	370,000	(370,000)	—	—
UBS Securities LLC	260,000	(260,000)	—	—

	$1,620,000	$(1,620,000)	$—	—

Liabilities:	Growth and Income Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Other financial instruments	—	—	—

Total	$—	$—	$—

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
	$—	$—	$—	$—

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Assets:	Growth Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	10,840,000	—	10,840,000

Total	$10,840,000	$—	$10,840,000

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
Bank of America Securities LLC	$180,000	$(180,000)	$—	$—
Barclays Capital PLC	4,365,000	(4,365,000)	—	—
BNP Paribas SA	1,865,000	(1,865,000)	—	—
Deutsche Bank AG	190,000	(190,000)	—	—
Royal Bank of Scotland	2,485,000	(2,485,000)	—	—
UBS Securities LLC	1,755,000	(1,755,000)	—	—

	$10,840,000	$(10,840,000)	$—	—

Liabilities:	Growth Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Other financial instruments	—	—	—

Total	$—	$—	$—

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
	$—	$—	$—	$—

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Assets:	Capital Appreciation Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	33,200,000	—	33,200,000

Total	$33,200,000	$—	$33,200,000

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
Bank of America Securities LLC	$555,000	$(555,000)	$—	$—
Barclays Capital PLC	13,350,000	(13,350,000)	—	—
BNP Paribas SA	5,710,000	(5,710,000)	—	—
Deutsche Bank AG	585,000	(585,000)	—	—
Royal Bank of Scotland	7,615,000	(7,615,000)	—	—
UBS Securities LLC	5,385,000	(5,385,000)	—	—

	$33,200,000	$(33,200,000)	$—	—

Liabilities:	Capital Appreciation Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Other financial instruments	—	—	—

Total	$—	$—	$—

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
	$—	$—	$—	$—

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Assets:	Natural Resources Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Repurchase Agreements subject to a master netting arrangement or similar arrangement	9,865,000	—	9,865,000

Total	$9,865,000	$—	$9,865,000

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
Bank of America Securities LLC	$165,000	$(165,000)	$—	$—
Barclays Capital PLC	3,975,000	(3,975,000)	—	—
BNP Paribas SA	1,695,000	(1,695,000)	—	—
Deutsche Bank AG	170,000	(170,000)	—	—
Royal Bank of Scotland	2,260,000	(2,260,000)	—	—
UBS Securities LLC	1,600,000	(1,600,000)	—	—

	$9,865,000	$(9,865,000)	$—	—

Liabilities:	Natural Resources Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$—	$—	$—

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	—	—	—

Other financial instruments	—	—	—

Total	$—	$—	$—

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
	$—	$—	$—	$—

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Assets:	Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$1,173	$—	$1,173

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	1,173	—	1,173

Repurchase Agreements subject to a master netting arrangement or similar arrangement	2,360,000	—	2,360,000

Total	$2,361,173	$—	$2,361,173

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
Bank of America Securities LLC	$35,000	$(35,000)	$—	$—
Barclays Capital PLC	960,000	(960,000)	—	—
BNP Paribas SA	405,000	(405,000)	—	—
Deutsche Bank AG	40,000	(40,000)	—	—
Goldman Sachs & Co.*	1,173	(47)	—	1,126
Royal Bank of Scotland	540,000	(540,000)	—	—
UBS Securities LLC	380,000	(380,000)	—	—

	$2,361,173	$(2,360,047)	$—	$1,126

*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

Liabilities:	Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$47	$—	$47

Total derivatives, not subject to a master netting arrangement or similar arrangement	—	—	—

Total derivatives	47	—	47

Other financial instruments	—	—	—

Total	$47	$—	$47

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
Goldman Sachs & Co.*	$47	$(47)	$—	$—

*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant

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Assets:	Strategic Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$515	$—	$515

Total derivatives, not subject to a master netting arrangement or similar arrangement	150,151	—	150,151

Total derivatives	150,666	—	150,666

Repurchase Agreements subject to a master netting arrangement or similar arrangement	595,000	—	595,000

Total	$745,666	$—	$745,666

	Net Amounts of Assets in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Received
Bank of America Securities LLC	$10,000	$(10,000)	$—	$—
Barclays Capital PLC	245,000	(245,000)	—	—
BNP Paribas SA	100,000	(100,000)	—	—
Deutsche Bank AG	10,000	(10,000)	—	—
Goldman Sachs & Co.*	515	(77)	—	438
Royal Bank of Scotland	135,000	(135,000)	—	—
UBS Securities LLC	95,000	(95,000)	—	—

	$595,515	$(595,077)	$—	$438

*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant.

Liabilities:	Strategic Multi-Asset Portfolio
Description:	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Derivatives
Total derivatives, subject to a master netting arrangement or similar arrangement	$77	$—	$77

Total derivatives, not subject to a master netting arrangement or similar arrangement	46,929	—	46,929

Total derivatives	47,006	—	47,006

Other financial instruments	—	—	—

Total	$47,006	$—	$47,006

	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
Counterparty:		Financial Instruments	Cash Collateral Pledged
Goldman Sachs & Co.*	$77	$(77)	$—	$—

*	Exchange Traded Futures — Goldman Sachs & Co. as Futures Commission Merchant.

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Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Distributions received from the Portfolio‘s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Portfolios as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2009 – 2011 or expected to be taken in each Portfolio’s 2012 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2009.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S.

90

Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trusts’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

As of June 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.86%	$1,885,000
Growth and Income	0.34	25,000
Growth	2.47	180,000
Capital Appreciation	7.61	555,000
Natural Resources	2.26	165,000
Multi-Asset	0.48	35,000
Strategic Multi-Asset	0.14	10,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated June 28, 2013, bearing interest at a rate of 0.09% per annum, with a principal amount of $7,290,000, a repurchase price of $7,290,055, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.38%	03/15/2016	$7,526,000	$7,492,359

As of June 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.73%	$45,090,000
Growth and Income	0.38	665,000
Growth	2.49	4,365,000
Capital Appreciation	7.62	13,350,000
Natural Resources	2.27	3,975,000
Multi-Asset	0.55	960,000
Strategic Multi-Asset	0.14	245,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital PLC, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $175,220,000, a repurchase price of $175,221,460, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.38%	01/15/2016	$178,948,000	$178,582,946

As of June 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.77%	$19,315,000
Growth and Income	0.37	275,000
Growth	2.49	1,865,000
Capital Appreciation	7.62	5,710,000
Natural Resources	2.26	1,695,000
Multi-Asset	0.54	405,000
Strategic Multi-Asset	0.13	100,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $74,955,000, a repurchase price of $74,955,625, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	02/28/2017	$76,500,000	$76,505,355

As of June 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.88%	$1,980,000
Growth and Income	0.33	25,000
Growth	2.48	190,000
Capital Appreciation	7.65	585,000
Natural Resources	2.22	170,000
Multi-Asset	0.52	40,000
Strategic Multi-Asset	0.13	10,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $7,650,000, a repurchase price of $7,650,064, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.88%	01/31/2017	$7,832,000	$7,845,549

As of June 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.77%	$25,755,000
Growth and Income	0.37	370,000
Growth	2.49	2,485,000
Capital Appreciation	7.62	7,615,000
Natural Resources	2.26	2,260,000
Multi-Asset	0.54	540,000
Strategic Multi-Asset	0.14	135,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Royal Bank of Scotland, dated June 28, 2013, bearing interest at a rate of 0.10% per annum, with a principal amount of $99,950,000, a repurchase price of $99,950,833, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.63%	07/31/2014	$98,354,000	$102,001,950

As of June 30, 2013, the following Portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
Government and Quality Bond	25.77%	$18,200,000
Growth and Income	0.37	260,000
Growth	2.48	1,755,000
Capital Appreciation	7.62	5,385,000
Natural Resources	2.27	1,600,000
Multi-Asset	0.54	380,000
Strategic Multi-Asset	0.13	95,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

UBS Securities LLC, dated June 28, 2013, bearing interest at a rate of 0.09% per annum, with a principal amount of $70,635,000, a repurchase price of $70,635,530, and a maturity date of July 1, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	0.63%	07/15/2014	$71,816,400	$72,337,787

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Mortgage-Backed Dollar Rolls: During the six months ended June 30, 2013, Government and Quality Bond and Multi-Asset Portfolio entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolio’s policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond and Multi-Asset Portfolio had TBA Rolls outstanding at the period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio‘s obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the six months ended June 30, 2013, the Government and Quality Bond Portfolio, and Multi-Asset Portfolio had realized gains (losses) from mortgage-backed dollar rolls of $451,275, and $(12,250), respectively.

When-Issued Securities and Forward Commitments: The Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the six months ended June 30, 2013, the Government and Quality Bond Portfolio and Multi-Asset Portfolio purchased and/or sold when-issued securities and/or forward commitments.

New Accounting Pronouncements: In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was subsequently clarified in ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning after January 1, 2013. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets		Management Fee
Government and
Quality Bond		$0-$200 million	.625%
	>	$200 million	.575%
	>	$500 million	.500%

Asset Allocation		$0-$50 million	.750%
		> $50 million	.650%
	>	$150 million	.600%
	>	$250 million	.550%

Growth and Income		$0-$100 million	.700%
	>	$100 million	.650%
	>	$250 million	.600%
	>	$500 million	.575%

Portfolio	Average Daily Net Assets		Management Fee
Growth		$0-$250 million	.750%
	>	$250 million	.675%
	>	$500 million	.600%

Capital Appreciation		$0-$50 million	.750%
	>	$50 million	.725%
	>	$100 million	.700%

Natural Resources	>	$0	.750%

Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

Strategic Multi-Asset		$0-$200 million	1.000%
	>	$200 million	.875%
	>	$500 million	.800%

93

Wellington Management Company, LLP (“Wellington Management”) and EDGE Asset Management, Inc. (“EDGE”), act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and EDGE manage the investment and reinvestment of the assets of the Portfolios of the Trust. Wellington Management and EDGE are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and EDGE fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to EDGE, are as follows:

Portfolio	Average Daily Net Assets		Subadvisory Fee
Government and Quality Bond		$0-$50 million	.225%
	>	$50 million	.125%
	>	$100 million	.100%

Asset Allocation		$0-$50 million	.400%
	>	$50 million	.300%
	>	$150 million	.250%
	>	$250 million	.200%

Growth and Income		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Growth		$0-$50 million	.325%
	>	$50 million	.225%
	>	$150 million	.200%
	>	$500 million	.150%

Portfolio	Average Daily Net Assets		Subadvisory Fee
Capital Appreciation		$0-$50 million	.375%
	>	$50 million	.275%
	>	$150 million	.250%

Natural Resources		$0-$50 million	.350%
	>	$50 million	.250%
	>	$150 million	.200%
	>	$500 million	.150%

Multi-Asset		$0-$50 million	.250%
	>	$50 million	.175%
	>	$150 million	.150%

Strategic Multi-Asset		$0-$50 million	.300%
	>	$50 million	.200%
	>	$150 million	.175%
	>	$500 million	.150%

For the six months ended June 30, 2013, SAAMCo accrued fees of $10,629,341 from the Trust, of which SAAMCo informed the Trust that $7,321,170 was retained and $3,308,171 was paid to Wellington Management and EDGE, collectively.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Transfer Agency and Services Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, SunAmerica Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement. Accordingly, for the period ended June 30, 2013, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Effective October 8, 2012 through April 30, 2014, SAAMCo has contractually agreed to waive its fees and/or reimburse expenses to the extent the Total Annual Portfolio Operating Expenses of the Multi-Asset Portfolio exceed 1.10% for Class 1 shares and 1.35% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, Annual Fund Operating Expenses shall not include extraordinary expenses, as determined under GAAP, or acquired fund fees and expenses. Any waivers or reimbursements made by SAAMCo with respect to the Multi-Asset Portfolio are subject to recoupment from the Multi-Asset Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that the Multi-Asset Portfolio is able to effect such payment to SAAMCo and remain in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2014, only with the approval of the Board. For the six months ended June 30, 2013, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
Multi Asset — Class 1	$52,802
Multi Asset — Class 3	249

For the six months ended June 30, 2013, the amounts recouped by SAAMCo were as follows:

Portfolio	Amount
Multi Asset — Class 1	$—
Multi Asset — Class 3	—

94

For the period ended June 30, 2013, expenses previously waived and/or reimbursed by SAAMCo that are subject to recoupment and expire during the time period indicated are as follows:

	Balance Subject to Recoupment
Portfolio	December 31, 2013	December 31, 2014	June 30, 2015
Multi Asset — Class 1	$—	$40,364	$52,802
Multi Asset — Class 3	—	173	249

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Portfolios set forth below have been reduced. For the six months ended June 30, 2013, the amount of expense reductions received by each Portfolio used to offset the Portfolio’s non-affiliated expenses were as follows:

Portfolio	Total Expense Reductions
Asset Allocation	$273
Growth and Income	265
Growth	4,476
Capital Appreciation	17,447
Natural Resources	609
Multi-Asset	83
Strategic Multi-Asset	246

Note 5.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2013 were as follows:

	Government and Quality Bond Portfolio	Asset Allocation Portfolio	Growth and Income Portfolio	Growth Portfolio	Capital Appreciation Portfolio	Natural Resources Portfolio	Multi-Asset Portfolio	Strategic Multi-Asset Portfolio
Purchases (excluding U.S. government securities)	$17,905,545	$22,600,126	$71,383,282	$257,171,199	$681,158,923	$69,990,342	$6,616,445	$12,061,148
Sales (excluding U.S. government securities)	12,499,181	30,564,719	49,059,351	243,999,818	753,409,594	80,424,287	8,627,556	13,093,171
Purchases of U.S. government securities	1,039,276,093	4,047,088	—	—	—	—	2,518,131	228,232
Sales of U.S. government securities	987,073,643	4,414,598	—	—	—	—	2,439,151	220,257

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2012
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Government and Quality Bond	$38,030,362	$1,258,832	$51,936,179	$33,614,462	$6,005,083
Asset Allocation	6,211,720	(6,695,067)	24,244,818	6,636,167	—
Growth and Income	203,619	(1,079,537)	1,278,721	—	—
Growth	3,436,367	(73,385,493)	22,225,039	1,755,885	—
Capital Appreciation	17,834,016	116,027,952	159,285,683	—	46,194,674
Natural Resources	2,360,747	(12,239,727)	(5,457,069)	3,363,881	20,886,953
Multi-Asset	235,792	(1,932,855)	1,441,347	198,946	—
Strategic Multi-Asset	504,593	143,945	1,790,066	527,384	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

95

As of December 31, 2012, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward†	Unlimited
Fund	2017	ST	LT
Government and Quality Bond	$—	$—	$—
Asset Allocation	6,695,067	—	—
Growth and Income	1,079,537	—	—
Growth	73,385,493	—	—
Capital Appreciation	—	—	—
Natural Resources	—	3,102,800	9,136,927
Multi-Asset	1,932,855	—	—
Strategic Multi-Asset	—	—	—

†	On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

As of June 30, 2013, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Government and Quality Bond	$29,733,543	$(13,281,401)	$16,452,142	$1,420,005,011
Asset Allocation	34,843,955	(4,309,832)	30,534,123	190,957,181
Growth and Income	3,234,417	(1,202,974)	2,031,443	64,670,378
Growth	49,417,269	(5,186,678)	44,230,591	403,880,420
Capital Appreciation	182,371,789	(14,313,746)	168,058,043	970,458,183
Natural Resources	12,125,905	(28,029,672)	(15,903,767)	221,570,079
Multi-Asset	1,868,266	(219,249)	1,649,017	21,942,760
Strategic Multi-Asset	1,832,370	(633,713)	1,198,657	20,223,514

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	Government and Quality Bond Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	5,852,657	$90,879,957	7,717,590	$121,356,029	148,666	$2,301,351	380,471	$5,962,905
Reinvested dividends	—	—	698,258	10,831,355	—	—	140,648	2,182,227
Shares redeemed.	(2,049,365)	(31,851,835)	(4,120,892)	(64,717,841)	(463,169)	(7,193,146)	(1,069,431)	(16,815,694)

Net increase (decrease)	3,803,292	$59,028,122	4,294,956	$67,469,543	(314,503)	$(4,891,795)	(548,312)	$(8,670,562)

	Class 3
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold.	5,099,815	$78,738,958	13,607,949	$212,743,545
Reinvested dividends	—	—	1,719,550	26,605,963
Shares redeemed.	(4,952,689)	(76,669,483)	(11,304,320)	(177,183,473)

Net increase (decrease)	147,126	$2,069,475	4,023,179	$62,166,035

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	Asset Allocation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	159,057	$2,375,920	358,821	$4,947,031	78,873	$1,179,997	115,576	$1,605,061
Reinvested dividends	4,262	64,466	353,836	4,926,993	—	—	36,097	501,958
Shares redeemed.	(940,756)	(14,070,660)	(2,295,411)	(31,623,396)	(118,098)	(1,756,127)	(344,724)	(4,716,181)

Net increase (decrease)	(777,437)	$(11,630,274)	(1,582,754)	$(21,749,372)	(39,225)	$(576,130)	(193,051)	$(2,609,162)

	Class 3
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold.	357,681	$5,333,056	744,640	$10,176,435
Reinvested dividends	—	—	87,070	1,207,216
Shares redeemed.	(336,564)	(5,012,069)	(762,965)	(10,486,455)

Net increase (decrease)	21,117	$320,987	68,745	$897,196

	Growth and Income Portfolio
	Class 1
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold.	2,574,000	$24,147,165	3,703,488	$30,703,295
Reinvested dividends	—	—	—	—
Shares redeemed.	(235,262)	(2,182,164)	(108,430)	(901,194)

Net increase (decrease)	2,338,738	$21,965,001	3,595,058	$29,802,101

	Growth Portfolio
	Class 1				Class 2
	For the year ended June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the year ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	1,963,011	$47,182,868	3,107,597	$65,017,745	17,902	$417,183	30,180	$637,861
Reinvested dividends	—	—	59,327	1,293,628	—	—	4,969	108,385
Shares redeemed.	(827,275)	(19,775,157)	(1,882,241)	(39,897,641)	(149,429)	(3,579,795)	(312,402)	(6,651,992)

Net increase (decrease)	1,135,736	$27,407,711	1,284,683	$26,413,732	(131,527)	$(3,162,612)	(277,253)	$(5,905,746)

	Class 3
	For the year ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold.	99,523	$2,351,432	451,533	$9,532,751
Reinvested dividends	—	—	16,247	353,872
Shares redeemed.	(705,128)	(16,854,511)	(1,398,055)	(29,656,670)

Net increase (decrease)	(605,605)	$(14,503,079)	(930,275)	$(19,770,047)

97

	Capital Appreciation Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	620,875	$27,524,352	1,217,776	$48,077,120	26,265	$1,099,054	67,817	$2,678,238
Reinvested dividends	1,173	51,387	497,749	20,248,496	135	5,812	61,037	2,446,542
Shares redeemed.	(1,186,637)	(52,288,530)	(2,610,498)	(103,283,783)	(151,725)	(6,610,922)	(383,468)	(15,012,775)

Net increase (decrease)	(564,589)	$(24,712,791)	(894,973)	$(34,958,167)	(125,325)	$(5,506,056)	(254,614)	$(9,887,995)

	Class 3
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold.	464,122	$20,055,127	1,569,633	$60,425,073
Reinvested dividends	1,349	57,570	591,942	23,499,636
Shares redeemed.	(1,599,841)	(69,013,976)	(3,581,401)	(139,574,938)

Net increase (decrease)	(1,134,370)	$(48,901,279)	(1,419,826)	$(55,650,229)

	Natural Resources Portfolio
	Class 1				Class 2
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	547,558	$12,243,185	782,666	$18,337,738	32,195	$708,724	49,612	$1,158,345
Reinvested dividends	—	—	385,045	8,586,348	—	—	70,900	1,576,042
Shares redeemed.	(386,607)	(8,702,600)	(795,525)	(19,085,949)	(67,715)	(1,533,105)	(165,496)	(3,959,908)

Net increase (decrease)	160,951	$3,540,585	372,186	$7,838,137	(35,520)	$(824,381)	(44,984)	$(1,225,521)

	Class 3
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold.	535,609	$11,494,100	1,007,172	$23,997,001
Reinvested dividends	—	—	636,828	14,088,444
Shares redeemed.	(717,114)	(15,994,674)	(1,590,580)	(37,192,125)

Net increase (decrease)	(181,505)	$(4,500,574)	53,420	$893,320

	Multi-Asset Portfolio
	Class 1				Class 3
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012		For the six months ended June 30, 2013 (unaudited)		For the period October 8, 2012@ through 12/31/2012
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold.	25,554	$174,777	30,322	$194,035	—	$—	15,320	$100,000
Reinvested dividends	—	—	30,707	198,946	—	—	—	—
Shares redeemed.	(285,764)	(1,932,054)	(571,284)	(3,630,163)	—	—	—	—

Net increase (decrease)	(260,210)	$(1,757,277)	(510,255)	$(3,237,182)	—	$—	15,320	$100,000

	Strategic Multi-Asset Portfolio
	Class 1
	For the six months ended June 30, 2013 (unaudited)		For the year ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares sold.	13,894	$119,448	30,191	$236,470
Reinvested dividends	—	—	66,339	527,384
Shares redeemed.	(150,223)	(1,279,198)	(384,348)	(3,029,997)

Net increase (decrease)	(136,329)	$(1,159,750)	(287,818)	$(2,266,143)

@	Commencement of operations

98

Note 8.  Trustees’ Retirement Plan

The Trustees of Anchor Series Trust have adopted the SunAmerica Disinterested Trustees’ and Directors’ Retirement Plan (the “Retirement Plan”) effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant (“Participant”) in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the “Adopting Funds”) or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an “Eligible Trustee”). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee’s account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

The following amounts for the Retirement Plan Liabilities are included in the Trustees’ fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees’ fees and expenses line on the Statement of Operations.

	As of June 30, 2013
Portfolio	Retirement Plan Liability	Retirement Plan Expense	Retirement Plan Payments
Government and Quality Bond	$8,865	$360	$2,400
Asset Allocation	1,954	67	532
Growth and Income	348	11	95
Growth	6,754	118	1,873
Capital Appreciation	13,070	329	3,594
Natural Resources	1,840	69	500
Multi-Asset	1,279	7	358
Strategic Multi-Asset	881	7	247

Note 9.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended June 30, 2013, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Government and Quality Bond	1	$43	$1,094,525	1.41%

At June 30, 2013, there were no borrowings outstanding.

Note 10.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2013, none of the Portfolios participated in this program.

99

Note 11.  Investment Concentration

All Portfolios may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Strategic Muli-Asset Portfolio. At June 30, 2013, the Strategic Muli-Asset Portfolio had 9.7% of its net assets invested in securities domiciled in Japan.

The Government and Quality Bond Portfolio, Asset Allocation Portfolio, and Multi-Asset Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of each Portfolio’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At June 30, 2013, the Portfolios had 36.1%, 11.2%, and 14.5%, respectively, of their net assets invested in such securities.

100

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

Government and Quality Bond Portfolio Class 1
12/31/08	$15.05	$0.65	$(0.01)	$0.64	$(0.63)	$—	$—	$(0.63)	$15.06	4.29%	$412,438	0.59%		4.32%		87%
12/31/09	15.06	0.58	0.06	0.64	(0.75)	—	—	(0.75)	14.95	4.29	342,036	0.61		3.82		71
12/31/10	14.95	0.42	0.33	0.75	(0.63)	—	—	(0.63)	15.07	4.98	297,126	0.59		2.75		66
12/31/11	15.07	0.35	0.71	1.06	(0.49)	—	(0.07)	(0.56)	15.57	7.09	260,025	0.62		2.24		44
12/31/12	15.57	0.29	0.31	0.60	(0.37)	—	(0.22)	(0.59)	15.58	3.83	326,992	0.59		1.88		81
06/30/13(3)	15.58	0.10	(0.43)	(0.33)	—	—	—	—	15.25	(2.12)	378,193	0.60	(4)	1.34	(4)	85

Government and Quality Bond Portfolio Class 2
12/31/08	15.04	0.63	(0.01)	0.62	(0.61)	—	—	(0.61)	15.05	4.14	116,609	0.74		4.17		87
12/31/09	15.05	0.56	0.06	0.62	(0.73)	—	—	(0.73)	14.94	4.14	96,914	0.76		3.67		71
12/31/10	14.94	0.40	0.33	0.73	(0.61)	—	—	(0.61)	15.06	4.83	80,584	0.74		2.60		66
12/31/11	15.06	0.32	0.71	1.03	(0.46)	—	(0.07)	(0.53)	15.56	6.89	68,974	0.77		2.09		44
12/31/12	15.56	0.27	0.30	0.57	(0.34)	—	(0.22)	(0.56)	15.57	3.65	60,472	0.74		1.72		81
06/30/13(3)	15.57	0.09	(0.42)	(0.33)	—	—	—	—	15.24	(2.12)	54,378	0.75	(4)	1.19	(4)	85

Government and Quality Bond Portfolio Class 3
12/31/08	15.01	0.61	(0.00)	0.61	(0.59)	—	—	(0.59)	15.03	4.12	674,160	0.84		4.07		87
12/31/09	15.03	0.53	0.07	0.60	(0.72)	—	—	(0.72)	14.91	3.98	719,070	0.86		3.55		71
12/31/10	14.91	0.38	0.33	0.71	(0.59)	—	—	(0.59)	15.03	4.74	737,455	0.84		2.50		66
12/31/11	15.03	0.31	0.71	1.02	(0.46)	—	(0.07)	(0.53)	15.52	6.78	735,004	0.87		1.99		44
12/31/12	15.52	0.25	0.30	0.55	(0.33)	—	(0.22)	(0.55)	15.52	3.53	797,475	0.84		1.63		81
06/30/13(3)	15.52	0.08	(0.42)	(0.34)	—	—	—	—	15.18	(2.19)	782,149	0.85	(4)	1.09	(4)	85

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Unaudited
(4)	Annualized

See Notes to Financial Statements

101

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Asset Allocation Portfolio Class 1
12/31/08	$16.39	$0.38	$(3.67)	$(3.29)	$(0.47)	$—	$(2.45)	$(2.92)	$10.18	(23.03)%	$192,457	0.71%		2.70%		48%
12/31/09	10.18	0.30	1.94	2.24	(0.42)	—	—	(0.42)	12.00	22.24	195,872	0.78		2.73		46
12/31/10	12.00	0.33	1.30	1.63	(0.34)	—	—	(0.34)	13.29	13.89	195,082	0.76		2.64		65
12/31/11	13.29	0.38	(0.27)	0.11	(0.37)	—	—	(0.37)	13.03	0.93	167,345	0.80		2.82		44
12/31/12	13.03	0.37	1.18	1.55	(0.43)	—	—	(0.43)	14.15	11.95	159,351	0.80		2.65		30
06/30/13(4)	14.15	0.18	0.75	0.93	(0.01)	—	—	(0.01)	15.07	6.54	158,011	0.80	(5)	2.46	(5)	12

Asset Allocation Portfolio Class 2
12/31/08	16.36	0.36	(3.67)	(3.31)	(0.44)	—	(2.45)	(2.89)	10.16	(23.15)	21,622	0.86		2.56		48
12/31/09	10.16	0.28	1.94	2.22	(0.40)	—	—	(0.40)	11.98	22.07	22,831	0.93		2.58		46
12/31/10	11.98	0.31	1.30	1.61	(0.33)	—	—	(0.33)	13.26	13.69	20,513	0.91		2.49		65
12/31/11	13.26	0.36	(0.27)	0.09	(0.35)	—	—	(0.35)	13.00	0.76	18,303	0.95		2.67		44
12/31/12	13.00	0.35	1.18	1.53	(0.41)	—	—	(0.41)	14.12	11.78	17,151	0.95		2.50		30
06/30/13(4)	14.12	0.17	0.75	0.92	—	—	—	—	15.04	6.52	17,671	0.95	(5)	2.32	(5)	12

Asset Allocation Portfolio Class 3
12/31/08	16.33	0.34	(3.65)	(3.31)	(0.43)	—	(2.45)	(2.88)	10.14	(23.22)	26,781	0.96		2.47		48
12/31/09	10.14	0.27	1.94	2.21	(0.39)	—	—	(0.39)	11.96	21.97	30,385	1.03		2.47		46
12/31/10	11.96	0.30	1.30	1.60	(0.32)	—	—	(0.32)	13.24	13.61	34,612	1.01		2.40		65
12/31/11	13.24	0.34	(0.27)	0.07	(0.34)	—	—	(0.34)	12.97	0.64	39,025	1.06		2.58		44
12/31/12	12.97	0.33	1.18	1.51	(0.40)	—	—	(0.40)	14.08	11.68	43,328	1.05		2.41		30
06/30/13(4)	14.08	0.16	0.74	0.90	—	—	—	—	14.98	6.39	46,426	1.05	(5)	2.22	(5)	12

Growth and Income Portfolio Class 1
12/31/08	10.71	0.03	(3.78)	(3.75)	(0.04)	—	(1.58)	(1.62)	5.34	(39.32)	8,087	1.40		0.33		122
12/31/09	5.34	0.01	1.84	1.85	(0.03)	—	—	(0.03)	7.16	34.63	9,645	1.66		0.08		94
12/31/10	7.16	0.00	0.85	0.85	(0.00)	—	—	(0.00)	8.01	11.93	9,669	1.56		0.03		67
12/31/11	8.01	(0.01)	(0.45)	(0.46)	(0.00)	—	—	(0.00)	7.55	(5.71)	7,449	1.82		(0.18)		69
12/31/12	7.55	0.08	0.94	1.02	—	—	—	—	8.57	13.51	39,271	1.28		0.97		73
06/30/13(4)	8.57	0.05	0.96	1.01	—	—	—	—	9.58	11.79	66,293	0.94	(5)	1.01	(5)	97

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	06/30/13(4)(5)
Asset Allocation Portfolio Class 1	0.02%	0.02%	0.01%	0.00%	0.00%	0.00%
Asset Allocation Portfolio Class 2	0.02	0.02	0.01	0.00	0.00	0.00
Asset Allocation Portfolio Class 3	0.02	0.02	0.01	0.00	0.00	0.00
Growth and Income Portfolio Class 1	0.01	0.00	0.00	0.00	0.00	0.00
(4)	Unaudited
(5)	Annualized

See Notes to Financial Statements

102

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)		Ratio of net investment income (loss) to average net assets(3)		Portfolio turnover rate

Growth Portfolio Class 1
12/31/08	$28.06	$0.17	$(10.04)	$(9.87)	$(0.18)	$—	$(4.63)	$(4.81)	$13.38	(40.41)%	$225,013	0.74%		0.73%		134%
12/31/09	13.38	0.12	5.00	5.12	(0.17)	—	—	(0.17)	18.33	38.39	258,081	0.80		0.75		100
12/31/10	18.33	0.13	2.43	2.56	(0.13)	—	—	(0.13)	20.76	14.10	244,740	0.78		0.66		82
12/31/11	20.76	0.11	(1.41)	(1.30)	(0.15)	—	—	(0.15)	19.31	(6.21)	190,613	0.83		0.55		84
12/31/12	19.31	0.22	2.47	2.69	(0.12)	—	—	(0.12)	21.88	13.95	244,122	0.79		1.05		92
06/30/13(5)	21.88	0.09	2.72	2.81	—	—	—	—	24.69	12.84	303,587	0.78	(6)	0.79	(6)	59

Growth Portfolio Class 2
12/31/08	28.02	0.13	(10.03)	(9.90)	(0.13)	—	(4.63)	(4.76)	13.36	(40.52)	34,818	0.89		0.58		134
12/31/09	13.36	0.09	5.01	5.10	(0.14)	—	—	(0.14)	18.32	38.25	38,882	0.95		0.60		100
12/31/10	18.32	0.10	2.44	2.54	(0.11)	—	—	(0.11)	20.75	13.96	37,148	0.93		0.51		82
12/31/11	20.75	0.08	(1.41)	(1.33)	(0.12)	—	—	(0.12)	19.30	(6.40)	27,851	0.98		0.39		84
12/31/12	19.30	0.18	2.48	2.66	(0.08)	—	—	(0.08)	21.88	13.81	25,506	0.94		0.85		92
06/30/13(5)	21.88	0.08	2.71	2.79	—	—	—	—	24.67	12.75	25,522	0.93	(6)	0.64	(6)	59

Growth Portfolio Class 3
12/31/08	27.97	0.11	(10.01)	(9.90)	(0.10)	—	(4.63)	(4.73)	13.34	(40.56)	137,334	0.99		0.49		134
12/31/09	13.34	0.08	4.98	5.06	(0.12)	—	—	(0.12)	18.28	37.99	156,302	1.05		0.50		100
12/31/10	18.28	0.08	2.44	2.52	(0.09)	—	—	(0.09)	20.71	13.89	151,712	1.03		0.41		82
12/31/11	20.71	0.06	(1.41)	(1.35)	(0.10)	—	—	(0.10)	19.26	(6.52)	122,324	1.08		0.30		84
12/31/12	19.26	0.16	2.48	2.64	(0.06)	—	—	(0.06)	21.84	13.72	118,352	1.04		0.76		92
06/30/13(5)	21.84	0.06	2.72	2.78	—	—	—	—	24.62	12.73	118,511	1.03	(6)	0.54	(6)	59

Capital Appreciation Portfolio Class 1
12/31/08	46.18	(0.02)	(16.37)	(16.39)	—	—	(7.88)	(7.88)	21.91	(40.34)	486,786	0.75		(0.06)		129
12/31/09	21.91	0.05	8.01	8.06	—	—	—	—	29.97	36.79	534,856	0.77		0.16		187
12/31/10	29.97	(0.04)	6.84	6.80	(0.04)	—	—	(0.04)	36.73	22.72	556,674	0.75		(0.14)		96
12/31/11	36.73	(0.07)	(2.52)	(2.59)	—	—	—	—	34.14	(7.05)	435,001	0.79		(0.19)		91
12/31/12	34.14	(0.07)	8.23	8.16	—	—	(1.72)	(1.72)	40.58	23.90 (4)	480,705	0.74		(0.17)		103
06/30/13(5)	40.58	(0.04)	5.27	5.23	—	—	(0.00)	(0.00)	45.81	12.90	516,880	0.76	(6)	(0.18	)(6)	63

Capital Appreciation Portfolio Class 2
12/31/08	45.89	(0.07)	(16.24)	(16.31)	—	—	(7.88)	(7.88)	21.70	(40.42)	68,936	0.89		(0.21)		129
12/31/09	21.70	0.01	7.92	7.93	—	—	—	—	29.63	36.54	73,573	0.92		0.01		187
12/31/10	29.63	(0.09)	6.77	6.68	(0.01)	—	—	(0.01)	36.30	22.53	72,088	0.90		(0.29)		96
12/31/11	36.30	(0.13)	(2.48)	(2.61)	—	—	—	—	33.69	(7.19)	54,499	0.94		(0.34)		91
12/31/12	33.69	(0.13)	8.12	7.99	—	—	(1.72)	(1.72)	39.96	23.71 (4)	54,464	0.89		(0.33)		103
06/30/13(5)	39.96	(0.07)	5.19	5.12	—	—	(0.00)	(0.00)	45.08	12.82	55,797	0.91	(6)	(0.33	)(6)	63

Capital Appreciation Portfolio Class 3
12/31/08	45.72	(0.10)	(16.17)	(16.27)	—	—	(7.88)	(7.88)	21.57	(40.49)	402,167	1.00		(0.31)		129
12/31/09	21.57	(0.02)	7.88	7.86	—	—	—	—	29.43	36.44	491,905	1.02		(0.09)		187
12/31/10	29.43	(0.12)	6.72	6.60	—	—	—	—	36.03	22.43	546,714	1.00		(0.38)		96
12/31/11	36.03	(0.16)	(2.46)	(2.62)	—	—	—	—	33.41	(7.27)	499,914	1.04		(0.45)		91
12/31/12	33.41	(0.16)	8.04	7.88	—	—	(1.72)	(1.72)	39.57	23.58 (4)	535,916	0.99		(0.42)		103
06/30/13(5)	39.57	(0.09)	5.14	5.05	—	—	(0.00)	(0.00)	44.62	12.77	553,718	1.01	(6)	(0.43	)(6)	63

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12	06/30/13(5)(6)
Growth Portfolio Class 1	0.01%	0.01%	0.00%	0.00%	0.00%	0.00%
Growth Portfolio Class 2	0.01	0.01	0.00	0.00	0.00	0.00
Growth Portfolio Class 3	0.01	0.01	0.00	0.00	0.00	0.00
Capital Appreciation Portfolio Class 1	0.01	0.03	0.01	0.01	0.00	0.00
Capital Appreciation Portfolio Class 2	0.01	0.03	0.01	0.01	0.00	0.00
Capital Appreciation Portfolio Class 3	0.01	0.02	0.01	0.01	0.00	0.00
(4)	Total return was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(5)	Unaudited
(6)	Annualized

See Notes to Financial Statements

103

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net return of capital	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate
Natural Resources Portfolio Class 1
12/31/08	$69.52	$0.51	$(31.15)	$(30.64)	$(0.55)	$—	$(11.11)	$(11.66)	$27.22	(49.79)%	$95,709	0.82	%(3)	0.88	%(3)	12%
12/31/09	27.22	0.32	15.18	15.50	(0.51)	—	(2.25)	(2.76)	39.96	58.05	130,566	0.82		0.96		15
12/31/10	39.96	0.27	5.53	5.80	(0.36)	—	(2.57)	(2.93)	42.83	16.20 (4)	123,891	0.82	(3)	0.70	(3)	82
12/31/11	42.83	0.32	(8.38)	(8.06)	(0.28)	—	(10.11)	(10.39)	24.38	(20.27)	81,957	0.87	(3)	0.87	(3)	89
12/31/12	24.38	0.28	0.55	0.83	(0.27)	—	(2.33)	(2.60)	22.61	3.54	84,409	0.83	(3)	1.18	(3)	55
06/30/13(7)	22.61	0.13	(2.14)	(2.01)	—	—	—	—	20.60	(8.89)	80,231	0.85	(3)(8)	1.16	(3)(8)	32
Natural Resources Portfolio Class 2
12/31/08	69.31	0.42	(31.04)	(30.62)	(0.46)	—	(11.11)	(11.57)	27.12	(49.88)	20,859	0.97	(3)	0.74	(3)	12
12/31/09	27.12	0.27	15.14	15.41	(0.43)	—	(2.25)	(2.68)	39.85	57.87	26,828	0.97		0.81		15
12/31/10	39.85	0.21	5.51	5.72	(0.31)	—	(2.57)	(2.88)	42.69	16.01 (4)	24,994	0.97	(3)	0.55	(3)	82
12/31/11	42.69	0.26	(8.33)	(8.07)	(0.22)	—	(10.11)	(10.33)	24.29	(20.38)	17,284	1.02	(3)	0.72	(3)	89
12/31/12	24.29	0.24	0.55	0.79	(0.22)	—	(2.33)	(2.55)	22.53	3.37	15,018	0.98	(3)	1.01	(3)	55
06/30/13(7)	22.53	0.11	(2.13)	(2.02)	—	—	—	—	20.51	(8.97)	12,946	1.00	(3)(8)	0.99	(3)(8)	32
Natural Resources Portfolio Class 3
12/31/08	69.14	0.37	(30.97)	(30.60)	(0.39)	—	(11.11)	(11.50)	27.04	(49.93)	121,161	1.07	(3)	0.68	(3)	12
12/31/09	27.04	0.24	15.08	15.32	(0.38)	—	(2.25)	(2.63)	39.73	57.68	168,051	1.07		0.71		15
12/31/10	39.73	0.17	5.50	5.67	(0.27)	—	(2.57)	(2.84)	42.56	15.93 (4)	175,152	1.07	(3)	0.45	(3)	82
12/31/11	42.56	0.22	(8.31)	(8.09)	(0.18)	—	(10.11)	(10.29)	24.18	(20.47)	140,166	1.12	(3)	0.62	(3)	89
12/31/12	24.18	0.22	0.54	0.76	(0.20)	—	(2.33)	(2.53)	22.41	3.25	131,121	1.08	(3)	0.92	(3)	55
06/30/13(7)	22.41	0.10	(2.11)	(2.01)	—	—	—	—	20.40	(8.97)	115,630	1.10	(3)(8)	0.89	(3)(8)	32
Multi-Asset Portfolio Class 1
12/31/08	7.26	0.11	(1.83)	(1.72)	(0.14)	—	(0.71)	(0.85)	4.69	(25.89)	27,156	1.31	(3)	1.74	(3)	101
12/31/09	4.69	0.07	1.05	1.12	(0.13)	—	—	(0.13)	5.68	23.99	28,151	1.38	(3)	1.39	(3)	71
12/31/10	5.68	0.06	0.44	0.50	(0.08)	—	—	(0.08)	6.10	9.00	26,790	1.34	(3)	1.09	(3)	53
12/31/11	6.10	0.04	(0.11)	(0.07)	(0.08)	—	—	(0.08)	5.95	(1.17)	23,405	1.46	(3)	0.69	(3)	53
12/31/12	5.95	0.06	0.51	0.57	(0.06)	—	—	(0.06)	6.46	9.50	22,114	1.42	(3(5)	0.90	(3(5)	75
06/30/13(7)	6.46	0.03	0.39	0.42	—	—	—	—	6.88	6.50	21,755	1.10	(3)(5)(8)	1.00	(3)(5)(8)	42
Multi-Asset Portfolio Class 3
10/08/12(6) - 12/31/12	6.53	0.01	(0.08)	(0.07)	—	—	—	—	6.46	(1.07)	99	1.35	(3)(5)(8)	0.92	(3)(5)(8)	75
06/30/13(7)	6.46	0.03	0.38	0.41	—	—	—	—	6.87	6.35	105	1.35	(3)(5)(8)	0.75	(3)(5)(8)	42
Strategic Multi-Asset Portfolio Class 1
12/31/08	10.15	0.08	(2.80)	(2.72)	—	—	(1.64)	(1.64)	5.79	(29.46)	24,448	1.50	(3)	0.99	(3)	150
12/31/09	5.79	0.04	1.36	1.40	(0.40)	—	—	(0.40)	6.79	24.51	26,059	1.57	(3)	0.67	(3)	147
12/31/10	6.79	0.02	0.86	0.88	—	—	—	—	7.67	12.96	25,272	1.55	(3)	0.34	(3)	99
12/31/11	7.67	0.04	(0.33)	(0.29)	(0.08)	—	—	(0.08)	7.30	(3.81)	21,089	1.71	(3)	0.51	(3)	120
12/31/12	7.30	0.04	1.06	1.10	(0.20)	—	—	(0.20)	8.20	15.10	21,316	1.71	(3)	0.54	(3)	105
06/30/13(7)	8.20	0.04	0.47	0.51	—	—	—	—	8.71	6.22	21,451	1.80	(3)(8)	0.97	(3)(8)	59

(1)	Calculated based upon average shares outstanding.
(2)	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

	12/31/08	12/31/09	12/31/10	12/31/11	12/31/12		06/30/13(7)(8)
Natural Resources Portfolio Class 1	0.00%	—%	0.00%	0.00%	0.00%		0.00%
Natural Resources Portfolio Class 2	0.00	—	0.00	0.00	0.00		0.00
Natural Resources Portfolio Class 3	0.00	—	0.00	0.00	0.00		0.00
Multi-Asset Portfolio Class 1	0.00	0.00	0.00	0.00	0.00		0.00
Multi-Asset Portfolio Class 3	—	—	—	—	0.00	(8)	0.00
Strategic Multi-Asset Portfolio Class 1	0.00	0.01	0.00	0.00	0.00		0.00
(4)	Total return for Class 1, Class 2, and Class 3 were increased by 0.25%, 0.22%, and 0.22% respectively, from gains on the disposal of investments in violation of investment restrictions.
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

	12/31/12		06/30/13(7)(8)
Multi-Asset Portfolio Class 1	0.17%		0.48%
Multi-Asset Portfolio Class 3	0.76	(8)	0.48
(6)	Commencement of operations.
(7)	Unaudited
(8)	Annualized

See Notes to Financial Statements

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ANCHOR SERIES TRUST

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS — (unaudited)

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of Anchor Series Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust or its separate series (each a “Portfolio” and together, the “Portfolios”), SunAmerica Asset Management Corp. (“SAAMCo”), Edge Asset Management, Inc. (“Edge”) or Wellington Management Company, LLP (“Wellington,” and together with Edge, the “Subadvisers”) (the “Disinterested Trustees”), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Portfolios, and SAAMCo (the “Advisory Agreement”) for a one-year period ending June 30, 2014 at an in-person meeting held on June 4, 2013 (the “Meeting”). The Trust currently consists of eight separate Portfolios, including the Asset Allocation Portfolio, Capital Appreciation Portfolio, Government and Quality Bond Portfolio, Growth Portfolio, Growth and Income Portfolio, Multi-Asset Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio.

At the Meeting, the Board, including the Disinterested Trustees, also approved the continuation of the Subadvisory Agreement between SAAMCo and Wellington with respect to the Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio, Strategic Multi-Asset Portfolio and Government and Quality Bond Portfolio and the Subadvisory Agreement between SAAMCo and Edge with respect to the Asset Allocation Portfolio (the “Subadvisory Agreements,” and together with the Advisory Agreement, the “Agreements”), each for a one-year period ending June 30, 2014.

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SAAMCo and the Subadvisers provided, materials relating to the Board’s consideration of whether to approve the continuation of the Agreements. These materials included (a) a summary of the services provided to the Portfolios by SAAMCo and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Portfolios, and the investment performance of the Portfolios as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SAAMCo or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SAAMCo and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SAAMCo’s general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SAAMCo’s and the Subadvisers’ risk management process; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SAAMCo, and its affiliates, and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Disinterested Trustees, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SAAMCo and the Subadvisers.    The Board, including the Disinterested Trustees, considered the nature, quality and extent of services provided by SAAMCo. The Board noted that the services include acting as investment manager and adviser to the Portfolios, managing the daily business affairs of the Portfolios, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SAAMCo provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services, and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. Finally, the Board noted that SAAMCo is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SAAMCo, the Board considered the quality of the administrative and other services provided by SAAMCo to the Portfolios pursuant to the Advisory Agreement.

In connection with the services provided by SAAMCo, the Board analyzed the structure and duties of SAAMCo’s fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Portfolios. The Board also reviewed the personnel responsible for providing advisory services to the Portfolios and other key personnel of SAAMCo in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SAAMCo intended to implement with respect to its investment department, and concluded, based on their experience and interaction with SAAMCo, that: (i) SAAMCo has been able to retain quality investment and other personnel; (ii) SAAMCo has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SAAMCo has been responsive to requests of the Board; and (iv) SAAMCo has kept the Board apprised of developments relating to the Portfolios and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

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The Board also considered SAAMCo’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SAAMCo’s experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2013, SAAMCo managed, advised and/or administered approximately $54.8 billion in assets. In addition, the Board considered SAAMCo’s code of ethics and its commitment to compliance generally and with respect to its management and administration of the Portfolios. The Board also considered SAAMCo’s risk management process. The Board further observed that SAAMCo has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. The Board also reviewed SAAMCo’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact SAAMCo in effectively serving as the investment adviser to the Portfolios.

The Board also considered the nature, quality and extent of subadvisory services provided by each Subadviser to the applicable Portfolios. The Board observed that the Subadvisers are responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Portfolio that each Subadviser manages, subject to the oversight and review of SAAMCo. The Board reviewed each Subadviser’s history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Portfolios, and other key personnel of each Subadviser, in addition to current and projected staffing levels and compensation practices, and concluded, based on their experience with the Subadvisers, that each Subadviser: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) has been responsive to requests of the Board and of SAAMCo. In addition, the Board considered each Subadviser’s code of ethics and risk management process. The Board further observed that each Subadviser has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ prospectus. The Board also reviewed each Subadviser’s compliance and regulatory history, and noted that there were no material legal, regulatory or compliance issues that would potentially impact the Subadvisers from effectively serving as subadvisers to the Portfolios. The Board concluded that the nature and extent of services provided by each Subadviser under the respective Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance.    The Board, including the Disinterested Trustees, also considered the investment performance of SAAMCo and the Subadvisers with respect to the Portfolios. In connection with its review, the Board received and reviewed information regarding the investment performance of the Portfolios as compared to each Portfolio’s peer group (“Peer Group”) and/or peer universe (“Peer Universe”) as independently determined by Lipper and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes.

It was noted that performance information was for the periods ended March 31, 2013. The Board also noted that it regularly reviews the performance of the Portfolios throughout the year. The Board further noted that, while it monitors performance of the Portfolios closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group and Peer Universe for the one-, three-, and five- year periods. The Board further considered that the Portfolio outperformed its Lipper Index for the one-, three-, and five year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio outperformed its Lipper Index for the one-, three- and five-year periods. The Board concluded that the Portfolio’s performance was satisfactory.

Growth and Income Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group and Peer Universe for the one-, three- and five- year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the continued monitoring of the Portfolio as well as the fact that a new portfolio management team within Wellington had assumed responsibility for the day-to-day management of the Portfolio in May 2013. The Board concluded that the Portfolio’s performance was being addressed.

Growth Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group and Peer Universe for the one-, three- and five year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussion of the Portfolio’s performance, including the continued monitoring of the Portfolio, and concluded that the Portfolio’s performance was being addressed.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group and Peer Universe for the one- and three-year periods and below the median of its Peer Group and Peer Universe for the five-year period. The Board noted that the Lipper Report did not include a comparison of the Portfolio’s performance against the Lipper Index. The Board concluded that the Portfolio’s overall performance was satisfactory.

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Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group and Peer Universe for the one-, three- and five-year periods. The Board also considered that the Portfolio underperformed its Lipper Index for the one-, three-, and five-year periods. The Board noted management’s discussion regarding the Portfolio’s performance, including the continued monitoring of the Portfolio, and concluded that the Portfolio’s was being addressed.

Natural Resources Portfolio.    The Board considered that the Portfolio’s performance was below the median of its Peer Group and Peer Universe for the one-, three-, and five-year periods. The Board further considered that the Portfolio underperformed its Lipper Index for the one-, three- and five-year periods. The Board noted management’s discussions of the Portfolio’s performance, as well as management’s continued monitoring of the Portfolio. The Board concluded that the Portfolio’s performance was being addressed.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s performance was above the median of its Peer Group for the one-year period and below the median for the three- and five-year periods. The Board also considered that the Portfolio’s performance was below the median of its Peer Universe for the one- and three- year periods and at the median of its Peer Universe for the five-year period. The Board also noted that the Lipper Report did not compare the Strategic Multi-Asset Portfolio to a Lipper Index. The Board noted management’s discussions of the Portfolio’s performance, including the continued monitoring of the Portfolio, and concluded that the Portfolio’s performance was being addressed.

While the Board noted its concern with respect to the performance of certain of the Portfolios, it also considered that appropriate resources were being dedicated to address these performance concerns. The Board further noted that it would continue to evaluate each such Portfolio’s performance.

Consideration of the Management Fees and Subadvisory Fees and the Cost of the Services and Profits to be Realized by SAAMCo, the Subadvisers and their Affiliates from the Relationship with the Portfolios.    The Board, including the Disinterested Trustees, received and reviewed information regarding the fees to be paid by the Portfolios to SAAMCo pursuant to the Advisory Agreement and the fees paid by SAAMCo to the Subadvisers pursuant to the Subadvisory Agreements. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SAAMCo, the Subadvisers or their affiliates in connection with providing such services to the Portfolios.

To assist in analyzing the reasonableness of the management fee for each of the Portfolios, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Portfolio’s Peer Group and/or Peer Universe, as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Portfolio to SAAMCo, the Board reviewed a number of expense comparisons, including: (i) contractual and actual management fees; and (ii) actual total operating expenses. The Board also considered the various expense components of the Portfolios and compared each Portfolio’s net expense ratio to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Portfolios. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SAAMCo was providing services at a cost that was competitive with other, similar funds.

The Board also considered management fees received by SAAMCo with respect to other mutual funds and accounts with similar investment strategies to the Portfolios, as applicable. The Board noted that the mutual funds identified as similar to the Portfolio are sold only in the variable annuity market and, accordingly, are in different Lipper classifications, with peer groups consisting of funds underlying variable insurance products. The Board noted that the management fees paid by the Portfolios were reasonable as compared to the fees SAAMCo was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SAAMCo to the Subadvisers pursuant to the Subadvisory Agreements. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information for the Portfolios’ Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fee. The Trustees noted that Peer Group information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees are paid by SAAMCo out of its management fee and not by the Portfolios, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SAAMCo and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SAAMCo and the Subadvisers, respectively.

The Board also considered advisory fees received by the Subadvisers with respect other mutual funds and accounts with similar investment strategies to the Portfolio or Portfolios for which they serve as adviser or subadviser, as applicable. The Board noted in particular that certain of the similar accounts identified by Wellington were institutional separate accounts, and Wellington highlighted certain differences between these separate accounts and the applicable Portfolios, including that these separate accounts are subject to different investment limitations and restrictions and do not experience daily cash flows in a manner similar to the Portfolios. The Board also recognized that, with respect to the Asset Allocation Portfolio, the similar account identified by Edge utilizes a fund of funds structure, which increases overall expenses due to additional fees in the underlying funds held and that these material differences make performance and fee comparisons with the Portfolio less meaningful. The Board then noted that the subadvisory fees paid by

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SAAMCo to the Subadvisers were reasonable as compared to fees the Subadvisers receive for other such investment companies or clients for which it serves as adviser or subadviser.

Asset Allocation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and below the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Capital Appreciation Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and at the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints.

Growth and Income Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses, including the fact that the Portfolio was small, which had an adverse impact on expenses.

Growth Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints.

Government and Quality Bond Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and below the median of its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses.

Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussion regarding the Portfolio’s expenses.

Natural Resources Portfolio.    The Board considered that the Portfolio’s actual management fees were below the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were below the median of its Peer Group and at the median of its Peer Universe.

Strategic Multi-Asset Portfolio.    The Board considered that the Portfolio’s actual management fees were above the median of its Peer Group and its Peer Universe. The Board also considered that the Portfolio’s total expenses were above the median of its Peer Group and its Peer Universe. The Board noted that the Fund’s advisory fee contains breakpoints and further noted management’s discussions regarding the Portfolio’s expenses, including the fact that the Portfolio was small, which had an adverse impact on expenses.

Profitability.    The Board also considered SAAMCo’s profitability and the benefits SAAMCo and its affiliates received from their relationship with the Portfolios. The Board received and reviewed financial statements relating to SAAMCo’s financial condition and profitability with respect to the services it provided the Portfolios and considered how profit margins could affect SAAMCo’s ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenue earned and the expenses incurred by SAAMCo, and its affiliates that provide services to the Portfolios on a Portfolio-by-Portfolio basis.

The Board considered the profitability of SAAMCo under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SAAMCo’s affiliates under the Rule 12b-1 Plans. Additionally, the Board considered whether SAAMCo, the Subadvisers and their affiliates received any indirect benefits from the relationship with the Portfolios. Specifically, the Board observed that, pursuant to arrangements between SAAMCo and certain affiliated insurance companies, SAAMCo may contribute profits and receive administrative fees with respect to certain annuity products (including the Trust). The Board further observed that in calculating their corporate income tax liability as insurance companies, certain affiliated life insurance companies receive a tax benefit with respect to dividends paid by the Portfolios. In addition, it was noted that such affiliated life insurance companies may also rely on foreign tax credits with respect to certain foreign securities held in applicable Portfolios. The Board also noted that certain affiliated life insurance companies also receive financial support from SAAMCo and certain Subadvisers for distribution-related activities, including payments to help offset costs for education and training to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives and that such payments may be derived from investment management fees received by SAAMCo or Subadvisers.

The Board further considered whether there were any collateral or “fall-out” benefits that SAAMCo and its affiliates may derive as a result of their relationship with the Portfolios. The Board noted that SAAMCo believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

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The Board also reviewed the Subadvisers’ financial statements and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SAAMCo and the Subadvisers had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Portfolios with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fees were reasonable in light of the factors discussed above.

Economies of Scale.    The Board, including the Disinterested Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolios. The Board considered that as a result of being part of the SAAMCo fund complex, the Portfolios share common resources and may share certain expenses, and if the size of the complex increases, each Portfolio could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that the management fee arrangements (other than with respect to the Natural Resources Portfolio) included breakpoints that will adjust the fee downward as the size of Portfolios increase, thereby allowing the shareholders to participate in any economies of scale. The Board concluded that the Portfolios’ management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreements included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to the Subadvisers’ management of the Portfolios because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement and concluded that the management fee structure, including the amount of management fees retained by SAAMCo, was reasonable in light of the factors described above.

Other Factors.    In consideration of the Agreements, the Board also received information regarding SAAMCo’s and the Subadvisers’ brokerage and soft dollar practices. The Board considered that the Subadvisers are responsible for decisions to buy and sell securities for the Portfolios they manage, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SAAMCo and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SAAMCo and the Subadvisers derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SAAMCo and/or the Subadvisers in return for allocating brokerage.

Conclusion.    After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2014. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Portfolios and the Portfolios’ shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Disinterested Trustee may have attributed different weights to different factors. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

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ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

110

P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112SAR.10 (8/13)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: September 5, 2013

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date: September 5, 2013